          AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 26, 2002
                                                       REGISTRATION NO. 33-43058

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                             ---------------------

                        POST EFFECTIVE AMENDMENT NO. 12
                                       TO
                                    FORM S-6
                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

                             ---------------------

                        MERRILL LYNCH LIFE VARIABLE LIFE
                              SEPARATE ACCOUNT II
                             (EXACT NAME OF TRUST)

                      MERRILL LYNCH LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                                 7 ROSZEL ROAD
                          PRINCETON, NEW JERSEY 08540
         (COMPLETE ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                             ---------------------

                            BARRY G. SKOLNICK, ESQ.

                   SENIOR VICE PRESIDENT AND GENERAL COUNSEL

                      MERRILL LYNCH LIFE INSURANCE COMPANY
                                 7 ROSZEL ROAD
                          PRINCETON, NEW JERSEY 08540
                (NAME AND COMPLETE ADDRESS OF AGENT FOR SERVICE)

                             ---------------------

                                    COPY TO:
                             STEPHEN E. ROTH, ESQ.
                        SUTHERLAND ASBILL & BRENNAN LLP
                         1275 PENNSYLVANIA AVENUE, N.W.
                          WASHINGTON, D.C. 20004-2415

                             ---------------------

It is proposed that this filing will become effective (check appropriate box)

     [ ]  immediately upon filing pursuant to paragraph (b)

     [X]  on May 1, 2002 pursuant to paragraph (b)

     [ ]  60 days after filing pursuant to paragraph (a) (1)

     [ ]  on __________ pursuant to paragraph (a) (1) of Rule 485
              (date)

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Units of Interest in Single Premium Variable Life Insurance Policies.

Check box if it is proposed that the filing will become effective on (date) at
(time) pursuant to Rule 487  [ ]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PROSPECTUS

May 1, 2002

              Merrill Lynch Life Variable Life Separate Account II

                 SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                                   issued by
                      Merrill Lynch Life Insurance Company
                    HOME OFFICE: Little Rock, Arkansas 72201

                   SERVICE CENTER: 4804 Deer Lake Drive East
                          Jacksonville, Florida 32246

                             PHONE: (800) 354-5333


                                offered through
               Merrill Lynch, Pierce, Fenner & Smith Incorporated

This Prospectus describes a single premium variable life insurance policy (the "Policy") Merrill Lynch Life Insurance Company issues. We do not currently offer this policy for sale to new purchasers.

Until the end of the "free look" period, we will invest your initial payment in the investment division of the Merrill Lynch Life Variable Life Separate Account II (the "Separate Account") investing in the Money Reserve Portfolio. Afterward, you may reallocate your investment base to any five of the investment divisions of the Separate Account. We then invest each investment division's assets in corresponding portfolios of the following:

- MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
    - Basic Value V.I. Fund
     - Developing Capital Markets V.I. Fund
     - Global Growth V.I. Fund
     - Index 500 V.I. Fund
     - Large Cap Value V.I. Fund
     - Small Cap Value V.I. Fund
     - Utilities and Telecommunications
       V.I. Fund

- MERRILL LYNCH SERIES FUND, INC.
    - Balanced Capital Strategy Portfolio
     - Large Cap Core Strategy Portfolio
     - Core Bond Strategy Portfolio
     - Fundamental Growth Strategy Portfolio
     - Global Allocation Strategy Portfolio
     - High Yield Portfolio
     - Intermediate Government Bond Portfolio
     - Money Reserve Portfolio
     - Natural Resources Portfolio


- MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES
     - Twelve maturity dates ranging from
       August 15, 2003-February 15, 2019


- AIM VARIABLE INSURANCE FUNDS
    - AIM V.I. Capital Appreciation Fund
     - AIM V.I. Premier Equity Fund

- ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
    - Premier Growth Portfolio
     - Quasar Portfolio

- MERCURY VARIABLE TRUST
    - International Value V.I. Fund

- MERCURY V.I. FUNDS, INC.

    - Merrill Lynch Large Cap Growth V.I. Fund


- MFS VARIABLE INSURANCE TRUST
    - MFS Emerging Growth Series
     - MFS Research Series

Currently, you may change your investment allocation as often as you like.

We guarantee that regardless of investment results, insurance coverage will continue for the insured's life, or, as you may select, for a shorter time if the face amount chosen is above the minimum face amount required for the initial payment. During this guarantee period, we will terminate the policy only if any loan debt exceeds certain policy values. After the guarantee period ends, the policy will remain in effect as long as the net cash surrender value is sufficient to cover all charges due. While the policy is in effect, the death benefit may vary to reflect the investment results of the investment divisions chosen, but will never be less than the face amount.

You may:

     - make additional payments subject to certain conditions

     - redeem the policy for its net cash surrender value

     - borrow up to the loan value of your policy

The net cash surrender value will vary with the investment results of the investment divisions chosen. We don't guarantee any minimum cash surrender value.

Within certain limits, you may return the policy or exchange it for a policy with benefits that don't vary with the investment results of a separate account.

It may not be advantageous to replace existing insurance with the policy.

PURCHASING THIS CONTRACT INVOLVES CERTAIN RISKS. INVESTMENT RESULTS CAN VARY BOTH UP AND DOWN AND CAN EVEN DECREASE THE VALUE OF PREMIUM PAYMENTS. THEREFORE, YOU COULD LOSE ALL OR PART OF THE MONEY YOU INVEST. EXCEPT FOR THE GUARANTEED DEATH BENEFIT WE PROVIDE, YOU BEAR ALL INVESTMENT RISKS. WE DO NOT GUARANTEE HOW ANY OF THE INVESTMENT DIVISIONS OR FUNDS WILL PERFORM.

LIFE INSURANCE IS INTENDED TO BE A LONG-TERM INVESTMENT. YOU SHOULD EVALUATE YOUR INSURANCE NEEDS AND THE CONTRACT'S LONG-TERM INVESTMENT POTENTIAL AND RISKS BEFORE PURCHASING THE CONTRACT.


CURRENT PROSPECTUSES FOR THE MERRILL LYNCH VARIABLE SERIES FUNDS, INC.; THE MERRILL LYNCH SERIES FUND, INC; THE MERRILL LYNCH FUND OF STRIPPED ("ZERO") U.S. TREASURY SECURITIES; THE AIM VARIABLE INSURANCE FUNDS; THE ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.; THE MERCURY VARIABLE TRUST; THE MERCURY V.I. FUNDS, INC.; AND THE MFS(R) VARIABLE INSURANCE TRUST(SM) MUST ACCOMPANY THIS PROSPECTUS. PLEASE READ THESE DOCUMENTS CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE POLICIES OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                              Page
                                                              ----
IMPORTANT TERMS.............................................    4
SUMMARY OF THE POLICY.......................................    4
  What the Policy Provides..................................    4
  Availability and Payments.................................    5
  The Investment Base.......................................    5
  The Investment Divisions..................................    5
  Illustrations.............................................    6
  Replacement of Existing Coverage..........................    6
  Right to Cancel ("Free Look" Period) or Exchange..........    6
  Distributions From The Policy.............................    6
  Fees and Charges..........................................    7
FACTS ABOUT MERRILL LYNCH LIFE INSURANCE COMPANY, MERRILL
  LYNCH, PIERCE, FENNER & SMITH INCORPORATED, THE SEPARATE
  ACCOUNT, THE FUNDS, AND THE TRUSTS........................    9
  Merrill Lynch Life Insurance Company......................    9
  Merrill Lynch, Pierce, Fenner & Smith Incorporated........    9
  Assumption of Previously Issued Policies and Subsequent
     Merger.................................................    9
  The Separate Account......................................   10
  Net Rate of Return for an Investment Division.............   11
  Changes Within the Account................................   11
THE FUNDS...................................................   12
  The Series Fund...........................................   12
  The Variable Series Funds.................................   13
  The AIM V.I. Funds........................................   14
  The Alliance Fund.........................................   14
  The Mercury Trust.........................................   14
  The Mercury V.I. Funds....................................   15
  The MFS Trust.............................................   15
  Special Risks In Certain Funds............................   16
  The Operation of the Funds................................   17
  The Trusts................................................   18
FACTS ABOUT THE POLICY......................................   19
  State Variations..........................................   19
  Who May be Covered........................................   19
  Initial Payment...........................................   19
  Right to Cancel ("Free Look" Period)......................   20
  Making Additional Payments................................   20
  Investment Base...........................................   21
  Charges...................................................   22
  Charges Deducted from the Investment Base.................   22
  Charges to the Separate Account...........................   23
  Fund Expenses.............................................   24
  Guarantee Period..........................................   24
  Net Cash Surrender Value..................................   24
  Policy Loans..............................................   25
  Death Benefit Proceeds....................................   26
  Payment of Death Benefit Proceeds.........................   27
  Dollar Cost Averaging.....................................   27

                                                              Page
                                                              ----
  Right to Exchange the Policy..............................   27
  Income Plans..............................................   28
  Reports to Policy Owners..................................   28
MORE ABOUT THE POLICY.......................................   29
  Using the Policy..........................................   29
  Some Administrative Procedures............................   30
  Other Policy Provisions...................................   31
  Group or Sponsored Arrangements...........................   32
  Unisex Legal Considerations for Employers.................   32
  Selling the Policies......................................   33
  Tax Considerations........................................   33
  Merrill Lynch Life Insurance Company's Income Taxes.......   36
  Reinsurance...............................................   36
MORE ABOUT MERRILL LYNCH LIFE INSURANCE COMPANY.............   37
  Directors and Executive Officers..........................   37
  Services Arrangement......................................   37
  State Regulation..........................................   38
  Legal Proceedings.........................................   38
  Experts...................................................   38
  Legal Matters.............................................   38
  Registration Statements...................................   38
  Financial Statements......................................   38
  Financial Statements of Merrill Lynch Life Variable Life
     Separate Account II....................................  S-1
  Financial Statements of Merrill Lynch Life Insurance
     Company................................................  G-1



THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE HAVE NOT AUTHORIZED ANY PERSON TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

                                IMPORTANT TERMS

attained age: is the issue age of the insured plus the number of full years since the policy date.

cash surrender value: is equal to the investment base less the deferred policy loading and, depending on the date it is calculated, less all or a portion of certain other charges not yet deducted, plus any loan debt.

face amount: is the minimum death benefit as long as the policy remains in force. The face amount may increase as a result of an additional payment.

guarantee period: is the time we guarantee that the policy will remain in force regardless of investment experience, unless loan debt exceeds certain policy values. It is the period that a comparable fixed life insurance policy (same face amount, single premium, withdrawals, guaranteed mortality table and loading) would remain in force if credited with 4% interest per year.

investment base: is the amount available under a policy for investment in the Separate Account at any time.

issue age: is the insured's age as of his or her birthday nearest the policy date.

loan debt: is the sum of all outstanding loans on a policy plus accrued interest.

monthiversary:  is the same day each month as the policy date.

net cash surrender value:  is equal to cash surrender value less any loan debt.

net single premium factor: We use this factor in the calculation of the variable insurance amount to make sure that the policy always meets the guidelines of what constitutes a life insurance policy under the Internal Revenue Code (IRC).

policy date: is used to determine processing dates, policy years and policy anniversaries. It is usually the business day next following the receipt of the single premium payment at the Service Center.

policy processing dates: are the policy date and the first day of each policy quarter thereafter. Policy processing dates after the policy date are the days when we deduct charges from the investment base and redetermine the death benefit.

processing period:  is the period between consecutive policy processing dates.

tabular value: is equal to the cash surrender value when we issue your policy. From then on, it is equal to the cash surrender value for a comparable fixed life policy with the same face amount, single premium, loading, and guarantee period (based on a 4% interest per year and the guaranteed mortality table). The tabular value equals zero after the guarantee period. It is the value we use to limit your mortality cost deductions as well as our right to cancel your policy during the guarantee period.

variable insurance amount: is determined on each processing date by multiplying the cash surrender value by the net single premium factor.

                             SUMMARY OF THE POLICY

WHAT THE POLICY PROVIDES

The policy offers a choice of investments and an opportunity for the policy's investment base, net cash surrender value and death benefit to grow based on investment results.

We don't guarantee that policy values will increase. Depending on the investment results of the investment divisions you select, the investment base, net cash surrender value and death benefit may go up or down on any day. You bear the investment risk for any amount allocated to an investment division.

We offer other variable life insurance contracts that have different features and charges. These different charges would affect your investment division performance and investment base. To obtain more information about these other contracts, contact our Service Center or your Financial Advisor.

For information concerning compensation paid for the sale of the policies, see "Selling The Policies."


DEATH BENEFIT. The death benefit equals the face amount or variable insurance amount, whichever is larger. The variable insurance amount increases or decreases on each policy processing date depending on the investment results of the investment divisions you select. We will reduce the death benefit by any loan debt.

TAX BENEFITS AND TAX CONSIDERATIONS. We believe the Contract generally provides at least the minimum death benefit required under federal tax law (although there is less guidance and therefore some uncertainty with respect to Contracts issued on a substandard basis and Contracts insuring two lives). By satisfying this requirement, the policy provides two important tax benefits:

     1) Its death benefit is generally not subject to income tax;

     2) Any increases in the policy's cash surrender value are not taxable until distributed from the policy.

GUARANTEE PERIOD. Generally, during the guarantee period, we guarantee the policy will remain in effect and provide the death benefit regardless of investment performance, unless loan debt exceeds certain policy values. (See "Policy Loans" for an explanation of how any loan debt affects the policy's value.) A guarantee period may last for the insured's lifetime or a shorter period. The chart below shows how the face amount of your policy (assuming the same premium) affects the guarantee period.

                              INSURED MALE AGE 60
                            INITIAL PREMIUM 100,000

LENGTH OF GUARANTEE PERIOD (YEARS)                             FACE AMOUNT
----------------------------------                             -----------
5...........................................................   $1,103,366
10..........................................................      512,940
20..........................................................      240,607
30..........................................................      164,843
Insured's lifetime..........................................      162,034

AVAILABILITY AND PAYMENTS

We will issue a policy for an insured up to age 75. The minimum single payment for a policy is the lesser of (a) $5,000 for an insured under age 20 and $10,000 for an insured age 20 and over, or (b) the payment required to purchase a face amount of at least $100,000.

Subject to certain conditions, you may make additional unplanned payments (See "Making Additional Payments.")

We are not currently offering the policies for sale to new purchasers.

THE INVESTMENT BASE

A policy's investment base is the amount available for investment at any time. On the policy date (usually the next business day after our Service Center receives your single premium), the investment base is equal to the single premium. Afterwards, it varies daily based on the investment performance of your selected investment divisions. You bear the risk of poor investment performance and receive the benefit of favorable investment performance. You may wish to consider diversifying your investment in the policy by allocating the investment base to two or more investment divisions.

THE INVESTMENT DIVISIONS

Payments are invested in investment divisions of the Separate Account. Generally, until the end of the "free look" period, the initial payment will be invested only in the investment division of the Separate Account investing in the Money Reserve Portfolio. Afterwards, the investment base is reallocated to up to five of the investment divisions. (See "Changing the Allocation.")

ILLUSTRATIONS


Illustrations used in connection with the purchase of the policy are based on hypothetical investment rates of return. We don't guarantee these rates. They are illustrative only, and not a representation of past or future performance. Actual rates of return may be more or less than those shown in the illustrations. Actual values will be different than those illustrated. We have filed examples of illustrations based on hypothetical rates of return as an exhibit to the registration statement for this Prospectus.


REPLACEMENT OF EXISTING COVERAGE


Generally, it is not advisable to purchase an insurance policy as a replacement for existing coverage. Before you buy a policy, ask your Merrill Lynch Financial Advisor if changing, or adding to, current insurance coverage would be advantageous. Don't base your decision to replace existing coverage solely on a comparison of policy illustrations.


RIGHT TO CANCEL ("FREE LOOK" PERIOD) OR EXCHANGE

Once you receive the policy, review it carefully to make sure it is what you want. Generally, you may return a policy for a refund within ten days after you receive it. Some states allow a longer period of time to return the policy. If required by your state, you may return the policy within the later of ten days after receiving it or 45 days from the date the application is completed. If you return the policy during the "free look" period, we will refund the payment without interest.

You may also exchange your policy within 18 months for a policy with benefits that do not vary with the investment results of a separate account.

DISTRIBUTIONS FROM THE POLICY

SURRENDERS. You may surrender your policy at any time and receive the net cash surrender value. On a policy processing date which is also your policy anniversary, the net cash surrender value equals the investment base minus the balance of any deferred policy loading not yet deducted.

     - If we calculate the net cash surrender value on a date that is not a policy processing date, we also subtract a pro-rata mortality cost.

     - If we calculate the net cash surrender value on a date that is not a policy anniversary and you have loan debt we will also subtract any pro-rata net loan cost.

Surrendering your policy may have tax consequences. (See "Tax Considerations".)

LOANS. You may borrow money from us, using your policy as collateral, subject to limits. We deduct loan debt from the amount payable on surrender of the policy and from any death benefit payable. Loan interest accrues daily and, IF IT IS NOT PAID EACH YEAR, IT IS TREATED AS A NEW LOAN (CAPITALIZED) AND ADDED TO THE OUTSTANDING LOAN AMOUNT. Depending upon investment performance of the investment divisions and the amounts borrowed, loans may cause a policy to lapse. If the policy lapses with loan debt outstanding, adverse tax consequences may result. Loan debt is considered part of the cash surrender value which is used to calculate taxable gain. Loans may have other adverse tax consequences. (See "Loans" and "Tax Considerations -- Tax Treatment of Loans and Other Distributions.")

FEES AND CHARGES

INVESTMENT BASE CHARGES. We invest the entire amount of all premium payments in the Separate Account. We then deduct certain charges from your investment base on policy processing dates. These charges are:

     - Deferred Policy Loading equal to 7% of each payment we receive in the first year. It consists of a sales load of 4.0%, a charge for administrative expenses during the first year of .5%, and a premium tax charge of 2.5%. The deferred policy loading for any additional payment we receive after the first year equals 6.5%. It consists of a sales load of 4.0% and a premium tax charge of 2.5%. We deduct the deferred policy loading in equal installments of .70% of each payment we receive during the first policy year and .65% of each payment thereafter. We make this deduction on the ten policy anniversaries following the date we receive and accept the payment. However, in determining a policy's net cash surrender value, we subtract the balance of the deferred policy loading not yet deducted.

     - Mortality Cost -- on all policy processing dates after the policy date, we deduct a cost for the life insurance coverage we provide (see "Mortality Cost"); and

     - Reallocation Charges may be deducted on policy processing dates if you change your investment base allocation more than five times per policy year (see "Reallocation Charges.")

     - Net Loan Cost -- on each policy anniversary, if there has been any loan debt during the prior year, we deduct a net loan cost. It equals a maximum of .75% of the loan debt per year for the first ten policy years and .60% thereafter (see "Charges Deducted From the Investment Base" and "Policy Loans").

SEPARATE ACCOUNT CHARGES. We deduct certain charges daily from the investment results of the investment divisions in the Separate Account. These charges are:

     - A Mortality and Expense Risk Charge deducted from all investment divisions. It is equivalent to .60% annually at the beginning of the year; and

     - A Trust Charge deducted from only those investment divisions investing in the Trusts. It is currently equivalent to .34% annually at the beginning of the year. It will never exceed .50% annually.


ADVISORY FEES AND FUND EXPENSES. The portfolios in the Funds pay monthly advisory fees and other expenses. The following table helps you understand the costs and expenses you will bear, directly or indirectly. The table shows Fund expenses for the year ended December 31, 2001, as a percentage of each Fund's average net assets. For more information on fees and charges, see "Charges to Fund Assets."



                                       MERRILL LYNCH VARIABLE SERIES FUNDS, INC. (CLASS A SHARES)(a)
                                       -------------------------------------------------------------
                                                            BASIC         DEVELOPING        GLOBAL
                                           AMERICAN         VALUE          CAPITAL          GROWTH
ANNUAL EXPENSES                         BALANCED V.I.*       V.I.      MARKETS V.I.(b)       V.I.
---------------                        -----------------   --------   ------------------   ---------
Investment Advisory Fees.............         .55%           .60%            1.00%            .75%
Other Expenses.......................         .13%           .08%             .21%            .13%
                                              ---            ---             ----             ---
Total Annual Operating Expenses......         .68%           .68%            1.21%            .88%
Expense Reimbursements...............         .00%           .00%             .00%            .00%
                                              ---            ---             ----             ---
Net Expenses.........................         .68%           .68%            1.21%            .88%



                                       MERRILL LYNCH VARIABLE SERIES FUNDS, INC. (CLASS A SHARES)(a)
                                       --------------------------------------------------------------
                                                      LARGE CAP     SMALL CAP       UTILITIES AND
                                          INDEX         VALUE         VALUE       TELECOMMUNICATIONS
ANNUAL EXPENSES                         500 V.I.       V.I.(a)        V.I.               V.I.
---------------                        -----------   -----------   -----------   --------------------
Investment Advisory Fees.............      .30%           .75%         .75%               .60%
Other Expenses.......................      .10%           .90%         .08%               .11%
                                           ---           ----          ---                ---
Total Annual Operating Expenses......      .40%          1.65%         .83%               .71%
Expense Reimbursements...............      .00%           .40%         .00%               .00%
                                           ---           ----          ---                ---
Net Expenses.........................      .40%          1.25%         .83%               .71%

                                              MERRILL LYNCH SERIES FUND, INC.
                                       ----------------------------------------------
                                       BALANCED   LARGE CAP               FUNDAMENTAL
                                       CAPITAL      CORE      CORE BOND     GROWTH
ANNUAL EXPENSES                        STRATEGY   STRATEGY    STRATEGY     STRATEGY
---------------                        --------   ---------   ---------   -----------
Investment Advisory Fees.............    .33%        .33%        .33%         .33%
Other Expenses.......................    .07%        .09%        .11%         .07%
                                         ---         ---         ---          ---
Total Annual Operating Expenses......    .40%        .42%        .44%         .40%
Expense Reimbursements...............    .00%        .00%        .00%         .00%
                                         ---         ---         ---          ---
Net Expenses.........................    .40%        .42%        .44%         .40%



                                                     MERRILL LYNCH SERIES FUND, INC.
                                       -----------------------------------------------------------
                                         GLOBAL              INTERMEDIATE
                                       ALLOCATION    HIGH     GOVERNMENT     MONEY      NATURAL
           ANNUAL EXPENSES              STRATEGY     YIELD       BOND       RESERVE   RESOURCES(c)
           ---------------             -----------   -----   ------------   -------   ------------
Investment Advisory Fees.............      .33%       .33%       .33%         .33%        .33%
Other Expenses.......................      .12%       .13%       .09%         .05%        .41%
                                           ---        ---        ---          ---         ---
Total Annual Operating Expenses......      .45%       .46%       .42%         .38%        .74%
Expense Reimbursements...............      .00%       .00%       .00%         .00%        .24%
                                           ---        ---        ---          ---         ---
Net Expenses.........................      .45%       .46%       .42%         .38%        .50%



                                                                             ALLIANCE VARIABLE
                                                       AIM VARIABLE               PRODUCTS
                                                      INSURANCE FUNDS        SERIES FUND, INC.
                                                     (SERIES I SHARES)        (CLASS A SHARES)
                                                  -----------------------   --------------------
                                                    AIM V.I.     AIM V.I.   ALLIANCE
                                                    CAPITAL      PREMIER    PREMIER    ALLIANCE
                ANNUAL EXPENSES                   APPRECIATION    EQUITY     GROWTH    QUASAR(d)
                ---------------                   ------------   --------   --------   ---------
Investment Advisory Fees........................      .61%         .60%       1.00%      1.00%
Other Expenses..................................      .24%         .25%        .04%       .16%
                                                      ---          ---        ----       ----
Total Annual Operating Expenses.................      .85%         .85%       1.04%      1.16%
Expense Reimbursements..........................      .00%         .00%        .00%       .00%
                                                      ---          ---        ----       ----
Net Expenses....................................      .85%         .85%       1.04%      1.16%



                                                                         MERCURY V.I.           MFS(R) VARIABLE
                                                       MERCURY            FUNDS, INC.         INSURANCE TRUST(SM)
                                                   VARIABLE TRUST      (CLASS A SHARES)     (INITIAL CLASS SHARES)
                                                  -----------------   -------------------   -----------------------
                                                       MERCURY           MERRILL LYNCH       MFS(R)
                                                    INTERNATIONAL          LARGE CAP        EMERGING      MFS(R)
                ANNUAL EXPENSES                      VALUE V.I.           GROWTH V.I.       GROWTH(e)   RESEARCH(e)
                ---------------                   -----------------   -------------------   ---------   -----------
Investment Advisory Fees........................         .75%                 .65%             .75%         .75%
Other Expenses..................................         .26%                 .50%             .12%         .15%
                                                        ----                 ----              ---          ---
Total Annual Operating Expenses.................        1.01%                1.15%             .87%         .90%
Expense Reimbursements..........................         .00%                 .00%             .00%         .00%
                                                        ----                 ----              ---          ---
Net Expenses....................................        1.01%                1.15%             .87%         .90%


---------------


* Closed to allocations of premium and investment base following the close of business on April 27, 2001.



(a) Merrill Lynch Investment Managers, L.P. ("MLIM") and Merrill Lynch Life Agency, Inc. have entered into a Reimbursement Agreement that limits the operating expenses, exclusive of any distribution fees imposed on Class B shares, paid by each Fund of the Variable Series Funds in a given year to 1.25% of its average net assets. This Reimbursement Agreement is expected to remain in effect for the current year. Under this Reimbursement Agreement, the Large Cap Value V.I. Fund was reimbursed for a portion of its operating expenses for 2001.



(b)The Fee Table does not reflect fees waived or expenses assumed by MLIM on a voluntary basis during the fiscal year ended December 31, 2001. MLIM may discontinue or reduce any such waiver or assumption of expenses at any time without notice. During the fiscal year ended December 31, 2001, MLIM waived management fees totaling 0.06% for the Developing Capital Markets V.I. Fund. Considering such reimbursements, "Total Annual Operating Expenses" would have been 1.15% for the Developing Capital Markets V.I. Fund.

(c) We have agreed to limit operating expenses for each Fund of the Series Fund in a given year to .50% of its average daily net assets. Under this agreement, the Natural Resources Portfolio was reimbursed for a portion of its operating expenses for 2001.



(d) The Fee Table does not reflect fees waived or expenses assumed by Alliance Capital Management L.P. ("Alliance") for the Alliance Quasar Portfolio during the year ended December 31, 2001. Such waivers and assumption of expenses were made on a voluntary basis. Alliance may discontinue or reduce any such waiver or assumption of expenses at any time without notice. During the fiscal year ended December 31, 2001, Alliance waived management fees totaling .21% for the Alliance Quasar Portfolio. Considering such reimbursements, "Total Annual Operating Expenses" would have been .95% for the Alliance Quasar Portfolio.



(e) The MFS Emerging Growth Series and the MFS Research Series have expense offset arrangements which reduce each Fund's custodian fee based upon the amount of cash maintained by each Fund with its custodian and dividend disbursing agent. The Funds may enter into such arrangements and directed brokerage arrangements, which would also have the effect of reducing the Funds' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the Funds. Had these fee reductions been taken into account, "Net Expenses" would have been .86% for the Emerging Growth Series and .89% for the Research Series.


THIS SUMMARY PROVIDES ONLY A BRIEF OVERVIEW OF THE MORE SIGNIFICANT ASPECTS OF THE POLICY. THIS PROSPECTUS AND THE POLICY PROVIDE FURTHER DETAIL. YOU SHOULD RETAIN THE POLICY TOGETHER WITH ITS ATTACHED APPLICATIONS, MEDICAL EXAM(S), AMENDMENTS, RIDERS, AND ENDORSEMENTS. THESE ARE THE ENTIRE AGREEMENT BETWEEN YOU AND US.


FOR THE DEFINITIONS OF SOME IMPORTANT TERMS USED IN THIS PROSPECTUS, SEE "IMPORTANT TERMS."


               FACTS ABOUT MERRILL LYNCH LIFE INSURANCE COMPANY,
              MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED,
                THE SEPARATE ACCOUNT, THE FUNDS, AND THE TRUSTS

MERRILL LYNCH LIFE INSURANCE COMPANY


Merrill Lynch Life Insurance Company is a stock life insurance company organized under the laws of the State of Washington on January 27, 1986 and redomesticated under the laws of the State of Arkansas on August 31, 1991. We are an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. We are authorized to sell life insurance and annuities in 49 states, Puerto Rico, Guam, the U.S. Virgin Islands and the District of Columbia. We are also authorized to sell variable life insurance and variable annuities in most jurisdictions.


MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED ("MLPF&S")

MLPF&S provides a world-wide broad range of securities brokerage and investment banking services. It provides marketing services for us and is the principal underwriter of the policies issued through the Separate Account. We retain MLPF&S to provide services relating to the policies under a distribution agreement. (See "Selling the Policies".)

ASSUMPTION OF PREVIOUSLY ISSUED POLICIES AND SUBSEQUENT MERGER


Monarch Life Insurance Company ("Monarch") originally issued the policies. On November 14, 1990, we entered into an indemnity reinsurance and assumption agreement with Monarch and certain other Merrill Lynch insurance companies. Under this agreement, Tandem Insurance Group, Inc. ("Tandem"), one of the Merrill Lynch insurance companies, acquired, on an assumption reinsurance basis, certain of the variable life insurance policies Monarch issued through its Variable Account A, including the policies described in this Prospectus. On October 1, 1991, Tandem was merged with and into us (the "merger"), and we succeeded to all of Tandem's liabilities and obligations. Thus, we have all the liabilities and obligations under the policies. All further payments made under the policies will be made directly to or by us.

You have the same rights and values under your policy as you did before the merger transaction. However, you will look to us instead of to Monarch or Tandem to fulfill the terms of your policy. Pursuant to the reinsurance and assumption agreement, all the assets of Monarch's Variable Account A relating to the reinsured policies were transferred to Tandem and allocated to the Separate Account. By virtue of the merger, the Separate Account became our separate account.

THE SEPARATE ACCOUNT

Tandem established the Separate Account, a separate investment account, on November 19, 1990. We acquired it on October 1, 1991 in the merger. It is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. This registration does not involve any supervision by the Securities and Exchange Commission over the investment policies or practices of the Separate Account. The Separate Account meets the definition of a separate account under the federal securities laws. We use the Separate Account to support the policy as well as other variable life insurance policies we issue. The Separate Account is also governed by the laws of the State of Arkansas, our state of domicile.

We own all of the assets in the Separate Account. We keep the Separate Account's assets apart from our general account and any other separate accounts we may have. Arkansas insurance law provides that the Separate Account's assets, to the extent of its reserves and liabilities, may not be charged with liabilities arising out of any other business we conduct.

Obligations to policy owners and beneficiaries that arise under the policy are our obligations. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the policies, credited to or charged against the Separate Account without regard to our other income, gains or losses. The assets in the Separate Account will always be at least equal to the reserves and other liabilities of the Separate Account. If the Separate Account's assets exceed the required reserves and other policy liabilities, we may transfer the excess to our general account.


There are currently 36 investment divisions in the Separate Account that are available for investment.


        - Seven invest in shares of a specific portfolio of the Merrill Lynch Variable Series Funds, Inc. (the "Variable Series Funds").

        - Nine invest in shares of a specific portfolio of the Merrill Lynch Series Fund, Inc. (the "Series Fund").


        - Twelve invest in specific units of The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities (the "Trust").


        - Two invest in shares of a specific portfolio of the AIM Variable Insurance Funds (the "AIM V.I. Funds").

        - Two invest in shares of a portfolio of the Alliance Variable Products Series Fund, Inc. (the "Alliance Fund").


        - One invests in shares of a portfolio of the Mercury Variable Trust (the "Mercury Trust").


        - One invests in Class A shares of a portfolio of the Mercury V.I. Funds, Inc. (the "Mercury V.I. Funds").


        - Two invest in shares of a specific portfolio of the MFS(R) Variable Insurance Trust(SM) (the "MFS Trust").



For more information, see "The Funds" below. You'll find complete information about the Funds and the Zero Trusts, including the risks associated with each portfolio, in the accompanying prospectuses and statements of additional information. Read these carefully before investing, along with this Prospectus.


Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment adviser, manager, or sponsor, we do not represent or assure that the investment results will be comparable to any other portfolio, even where the investment advisers or manager is the same. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all of these reasons, you should expect investment results to differ. In particular, certain Funds available only through the policy have names similar to funds not available through the policy. The performance of any fund not available through the policy is not indicative of performance of the similarly named Fund available through the policy.

NET RATE OF RETURN FOR AN INVESTMENT DIVISION

Each investment division has a distinct unit value (also referred to as "price" or "separate account index" in reports we furnish to you). When we allocate your payments or investment base to an investment division, we purchase units based on the value of a unit of the investment division as of the end of the valuation period during which the allocation occurs. When we transfer or deduct amounts out of an investment division, we redeem units in a similar manner. A valuation period is each business day together with any non-business days before it. A business day is any day the New York Stock Exchange is open or there's enough trading in portfolio securities to materially affect the unit value of an investment division.

For each investment division, the separate account index was initially set at $10.00. The separate account index for each subsequent valuation period fluctuates based upon the net rate of return for that period. We determine the net rate of return of an investment division at the end of each valuation period. The net rate of return reflects the investment performance of the investment division for the valuation period and the charges to the Separate Account.

For investment divisions investing in the Funds, shares are valued at net asset value and reflect reinvestment of any dividends or capital gains distributions declared by the Funds.

For investment divisions investing in the Trusts, units of each Trust are valued at the sponsor's repurchase price, as explained in the prospectus for the Trusts.

CHANGES WITHIN THE SEPARATE ACCOUNT

We may add new investment divisions. We can also eliminate investment divisions, combine two or more investment divisions, or substitute a new portfolio for the portfolio in which an investment division invests without your consent. A substitution may become necessary if, in our judgment, a portfolio no longer suits the purposes of the policies or for any other reason in our sole discretion. This may happen due to a change in laws or regulations, or a change in a portfolio's investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. If necessary, we would get prior approval from the Arkansas State Insurance Department and the Securities and Exchange Commission and any other required approvals before making such a substitution. The substituted portfolio may have different fees and expenses. Substitution may be made with respect to existing investment base or the investment of future premium payments, or both for some or all classes of Policies. Furthermore, we may close investment divisions to allocation of premium payments or investment base, or both, for some or all classes of Policies at any time in our sole discretion.

Subject to any required regulatory approvals, we can transfer assets of the Separate Account or of any of the investment divisions to another separate account or investment division.

When permitted by law, we also can:

        - deregister the Separate Account under the Investment Company Act of 1940;

        - operate the Separate Account as a management company under the Investment Company Act of 1940;

        - restrict or eliminate any voting rights of policy owners, or other persons who have voting rights as to the Separate Account; and

        - combine the Separate Account with other separate accounts.

                                   THE FUNDS

Below we list the Funds into which the investment divisions may invest. There is no guarantee that any Fund or portfolio will be able to meet its investment objective.

THE SERIES FUND


The Series Fund is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is Merrill Lynch Investment Managers, L.P. ("MLIM"). Nine of its mutual fund portfolios are currently available through the Separate Account. The investment objectives and certain investment policies of the Series Fund portfolios are described below.





BALANCED CAPITAL STRATEGY PORTFOLIO seeks high total investment return through a fully managed investment policy utilizing equity securities, intermediate and long-term debt securities and money market securities. The Balanced Portfolio was merged with and into the Balanced Capital Strategy Portfolio following the close of business on May 11, 2001.



LARGE CAP CORE STRATEGY PORTFOLIO (FORMERLY, CAPITAL STOCK PORTFOLIO) seeks long-term growth of capital and income, plus moderate current income. It primarily invests in common stocks of companies the adviser selects from among those included in the Russell 1000 Index(R).



CORE BOND STRATEGY PORTFOLIO primarily seeks to provide a high level of current income. In addition, the Portfolio seeks capital appreciation when consistent with the primary objective. In seeking to achieve these objectives, under normal circumstances the Portfolio invests at least 65% of the value of its total assets in debt securities of any kind and maturity that have a rating within the four highest grades of a Nationally Recognized Statistical Rating Organization, such as Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("Standard & Poor's").



FUNDAMENTAL GROWTH STRATEGY PORTFOLIO seeks long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of companies with the potential to achieve above-average earnings growth.



GLOBAL ALLOCATION STRATEGY PORTFOLIO seeks high total investment return by investing primarily in a portfolio of equity and fixed-income securities, including convertible securities, of U.S. and foreign issuers.


HIGH YIELD PORTFOLIO primarily seeks a high level of current income. Secondarily, the Portfolio seeks capital appreciation when consistent with its primary objective. The Portfolio seeks to achieve its investment objective by investing principally in fixed-income securities rated in the lower categories of the established rating services or in unrated securities of comparable quality (including securities commonly known as "junk bonds").


INTERMEDIATE GOVERNMENT BOND PORTFOLIO seeks to obtain the highest level of current income consistent with the protection of capital afforded by investing in intermediate-term debt securities issued or guaranteed by the U.S. Government or its agencies. The Portfolio will invest in such securities with a dollar-weighted average maturity of six to eight years.



MONEY RESERVE PORTFOLIO seeks to preserve capital, maintain liquidity and achieve the highest possible current income consistent with those objectives by investing in short-term money market securities. Although the Money Reserve Portfolio seeks to preserve capital, it is possible to lose money by investing in this Portfolio. During extended periods of low interest rates, the yields of the Money Reserve Subaccount also may become extremely low and possibly negative.

NATURAL RESOURCES PORTFOLIO seeks capital appreciation and to protect the purchasing power of shareholders' capital by investing primarily in equity securities of domestic and foreign companies with substantial natural resource assets.

MLIM is indirectly owned and controlled by Merrill Lynch & Co., Inc. and is a registered adviser under the Investment Advisers Act of 1940. The Series Fund, as part of its operating expenses, pays an investment advisory fee to MLIM. (See "Fees and Charges".)

THE VARIABLE SERIES FUNDS


The Variable Series Funds is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is MLIM. Seven of its portfolios are currently available through the Separate Account. One of its other portfolios (the American Balanced Fund) is now closed to further investment. The investment objectives and certain investment policies of these Variable Series Funds portfolios are described below.



AMERICAN BALANCED V.I. FUND (FORMERLY, AMERICAN BALANCED FUND) seeks a level of current income and a degree of stability of principal not normally available from an investment solely in equity securities and the opportunity for capital appreciation greater than is normally available from an investment solely in debt securities by investing in a balanced portfolio of fixed income and equity securities.



Following the close of business on April 27, 2001, the Balanced Capital Focus Fund was merged with and into the American Balanced V.I. Fund, and the investment division corresponding to the American Balanced V.I. Fund was closed to allocations of premiums and investment base.



BASIC VALUE V.I. FUND (FORMERLY, BASIC VALUE FOCUS FUND) seeks capital appreciation and, secondarily, income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value. The Fund seeks special opportunities in securities that are selling at a discount, either from book value or historical price-earnings ratios, or seem capable of recovering from temporarily out of favor considerations. Particular emphasis is placed on securities that provide an above-average dividend return and sell at a below-average price/earnings ratio.



DEVELOPING CAPITAL MARKETS V.I. FUND (FORMERLY, DEVELOPING CAPITAL MARKETS FOCUS
FUND) seeks long-term capital appreciation by investing in securities, principally equities, of issuers in countries having smaller capital markets. For purposes of its investment objective, the Fund considers countries having smaller capital markets to be all countries other than the four countries having the largest equity market capitalizations.



GLOBAL GROWTH V.I. FUND (FORMERLY, GLOBAL GROWTH FOCUS FUND) seeks long-term growth of capital. The Fund invests in a diversified portfolio of equity securities of issuers located in various countries and the United States, placing particular emphasis on companies that have exhibited above-average growth rates in earnings.



INDEX 500 V.I. FUND (FORMERLY, INDEX 500 FUND) seeks to provide investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index(R)").



LARGE CAP VALUE V.I. FUND (FORMERLY, LARGE CAP VALUE FOCUS FUND) seeks long-term capital growth by investing primarily in large cap equity securities that MLIM believes are undervalued.



SMALL CAP VALUE V.I. FUND (FORMERLY, SMALL CAP VALUE FOCUS FUND) seeks long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small companies that management of the Variable Series Funds believes have special investment value. Companies are selected by management on the basis of their long-term potential for expanding their size and profitability or for gaining increased market recognition for their securities.



UTILITIES AND TELECOMMUNICATIONS V.I. FUND (FORMERLY, UTILITIES AND TELECOMMUNICATIONS FOCUS FUND) seeks both capital appreciation and current income through investment of at least 65% of its total assets in equity and debt securities issued by domestic and foreign companies which are, in the opinion of MLIM, primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water.


The Variable Series Funds, as part of its operating expenses, pays an investment advisory fee to MLIM. MLIM and Merrill Lynch Life Agency, Inc. have entered into a Reimbursement Agreement that limits the operating expenses paid by each portfolio of the Variable Series Funds in a given year to 1.25% of its average net assets. (See "Fees and Charges".)


THE AIM V.I. FUNDS


The AIM V.I. Funds is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is A I M Advisors, Inc. ("AIM"). Series I shares of two of its mutual fund portfolios are currently available through the Separate Account. The investment objectives and strategies of the two available AIM V.I. Funds portfolios are described below.



AIM V.I. CAPITAL APPRECIATION FUND seeks growth of capital through investments in common stocks of companies that are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.



AIM V.I. PREMIER EQUITY FUND (FORMERLY, AIM V.I. VALUE FUND) seeks to achieve long-term growth of capital. Income is a secondary objective. The Fund invests normally at least 80% of its net assets in equity securities including convertible securities. The Fund may also invest in preferred stocks or debt instruments that have prospects for growth of capital.



AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 has served as an investment adviser since its organization in 1976. Today, AIM, together with its subsidiaries, advises or manages over 150 investment portfolios, including the Funds, encompassing a broad range of investment objectives. The AIM V.I. Funds, as part of its operating expenses, pays an investment advisory fee to AIM. (See "Fees and Charges".)


THE ALLIANCE FUND

The Alliance Fund is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is Alliance Capital Management L.P. ("Alliance"). Two of its mutual fund portfolios are currently available through the Separate Account. The investment objectives and strategies of these Alliance Fund portfolios are described below.


ALLIANCE PREMIER GROWTH PORTFOLIO seeks growth of capital by pursuing aggressive investment policies. Since investments will be made based upon their potential for capital appreciation, current income is incidental to the objective of capital growth.



ALLIANCE QUASAR PORTFOLIO seeks growth of capital by pursuing aggressive investment policies. The Fund invests principally in a diversified portfolio of equity securities of any company and industry and in any type of security which is believed to offer possibilities for capital appreciation, and invests only incidentally for current income.


Alliance is a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital Management Corporation ("ACMC"), the sole general partner of Alliance, is an indirect wholly owned subsidiary of The Equitable Life Assurance Society of the United States, which is in turn a wholly owned subsidiary of AXA Financial, Inc., a holding company which is controlled by AXA, a French insurance holding company. The Alliance Fund, as part of its operating expenses, pays an investment advisory fee to Alliance. (See "Fees and Charges".)


THE MERCURY TRUST



The Mercury Trust is registered with the Securities and Exchange Commission as an open-end management investment company, and its adviser is Mercury Advisors. One of its mutual fund portfolios is available through the Separate Account. The investment objective and strategy of this Mercury Trust portfolio is described below.



MERCURY INTERNATIONAL VALUE V.I. FUND (FORMERLY, MERCURY HW INTERNATIONAL VALUE VIP PORTFOLIO). Seeks to provide current income and long-term growth of income, accompanied by growth of capital. The Fund invests at least 65% of its total assets in stocks in at least ten foreign markets. In investing the assets of the Fund, Mercury Advisors follows a value style. This means that it buys stocks that it believes are currently undervalued by the market and thus have a lower price than their true worth.



Following the close of business on April 27, 2001, the International Equity Focus Fund of Merrill Lynch Variable Series Funds, Inc. was merged with and into this Fund.



Mercury Advisors, 800 Scudders Mill Road, Plainsboro, New Jersey 08536, serves as the investment adviser to the Fund and generally administers the affairs of Mercury Trust. The Mercury Trust, as part of its operating expenses, pays an investment advisory fee to Mercury Advisors. Merrill Lynch Asset Management, U.K. Limited ("MLAM U.K."), located at Ropemaker Place, 25 Ropemaker Street, London, England E2Y 9LY, serves as the subadviser to the Mercury International Value V.I. Fund. MLAM U.K. is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. Mercury Advisors pays the subadvisory fee, not the Mercury International Value V.I. Fund. (See "Fees and Charges".)


THE MERCURY V.I. FUNDS


The Mercury V.I. Funds is registered with the Securities and Exchange Commission as an open-end management investment company, and its adviser is Fund Asset Management L.P. ("FAM") Class A shares of one of its mutual fund portfolios are available through the Separate Account. The investment objective and strategy of the Merrill Lynch Large Cap Growth Focus Fund are described below.



MERRILL LYNCH LARGE CAP GROWTH V.I. FUND (FORMERLY, THE LARGE CAP GROWTH FOCUS
FUND) seeks long-term capital growth. The Fund invests primarily in a diversified portfolio of equity securities of large cap companies (which are companies selected from those listed in the Russell 1000 Index(R)) located in the U.S. that Fund management believes have good prospects for earnings growth. The Fund may also invest up to 10% of its assets in foreign stocks.



FAM is located at 800 Scudders Mill Road, Plainsboro, New Jersey 08536. The ultimate parent of FAM is Merrill Lynch & Co., Inc. The Merrill Lynch Large Cap Growth V.I. Fund, as part of its operating expenses, pays an investment advisory fee to FAM. FAM and/or one of its affiliates have agreed to limit the annual operating expenses for the Merrill Lynch Large Cap Growth V.I. Fund to 1.25% of its average net assets. (See "Fees and Charges".)



THE MFS TRUST


The MFS Trust is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is Massachusetts Financial Services Company ("MFS"). Two of its mutual fund portfolios are currently available through the Separate Account. The investment objectives and strategies of the available MFS Trust portfolios are described below.


MFS EMERGING GROWTH SERIES will seek long-term growth of capital. The series invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of emerging growth companies. These companies are companies that the series' adviser believes are either early in their life cycle but have the potential to become major enterprises or are major enterprises whose rates of earnings growth are expected to accelerate.



MFS RESEARCH SERIES will seek to provide long-term growth of capital and future income. The series invests, under normal market conditions, at least 80% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. The series focuses on companies that the series' adviser believes have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management.

MFS, a Delaware corporation, 500 Boylston Street, Boston, Massachusetts 02116, is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which, in turn, is an indirect wholly owned subsidiary of Sun Life Assurance Company of Canada. The MFS Trust, as part of its operating expenses, pays an investment advisory fee to MFS. (See "Fees and Charges".)


SPECIAL RISKS IN CERTAIN FUNDS



Investment in lower-rated debt securities, such as those in which the High Yield Portfolio of the Series Fund, and the Developing Capital Markets V.I. Fund of the Variable Series Funds, expect to invest, entails relatively greater risk of loss of income or principal. The Developing Capital Markets V.I. Fund of the Variable Series Funds has no established rating criteria for the debt securities in which it may invest, and will rely on MLIM's judgment in evaluating the creditworthiness of an issuer of such securities. In an effort to minimize risk, these portfolios will diversify holdings among many issuers. However, there can be no assurance that diversification will protect these portfolios from widespread defaults during periods of sustained economic downturn.



Because a substantial portion of the Global Growth V.I. Fund's and the Global Allocation Strategy Portfolio's assets may be invested on an international basis, you should be aware of certain risks, such as fluctuations in foreign exchange rates, future political and economic developments, different legal systems, and the possible imposition of exchange controls or other foreign government laws or restrictions. An investment in either of these Funds may be appropriate only for long-term investors who can assume the risk of loss of principal, and do not seek current income.


In seeking to protect the purchasing power of capital, the Natural Resources Portfolio of the Series Fund reserves the right, when management anticipates significant economic, political, or financial instability, such as high inflationary pressures or upheaval in foreign currency exchange markets, to invest a majority of its assets in companies that explore for, extract, process or deal in gold or in asset-based securities indexed to the value of gold bullion. The Natural Resources Portfolio will not concentrate its investments in such securities until it has been advised that the Policies' federal tax status will not be adversely affected as a result.

For the MFS Emerging Growth Series, the nature of investing in emerging growth companies involves greater risk than is customarily associated with investments in more established companies. Emerging growth companies often have limited product lines, markets or financial resources, and they may be dependent on one-person management. In addition, there may be less research available on many promising small and medium-sized emerging growth companies, making it more difficult to find and analyze these companies. The securities of emerging growth companies may have limited marketability and may be subject to abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general. Shares of the MFS Emerging Growth Series, therefore, are subject to greater fluctuation in value than shares of a conservative equity fund or of a growth fund which invests entirely in proven growth stocks.


For the Mercury International Value V.I. Fund, investing in emerging market and other foreign securities involves certain risk considerations not typically associated with investing in securities of U.S. issuers, including currency devaluations and other currency exchange rate fluctuations, political uncertainty and instability, more substantial government involvement in the economy, higher rates of inflation, less government supervision and regulation of the securities markets and participants in those markets, controls on foreign investment and limitations on repatriation of invested capital and on the Fund's ability to exchange local currencies for U.S. dollars, greater price volatility, substantially less liquidity and significantly smaller capitalization of securities markets, absence of uniform accounting and auditing standards, generally higher commission expenses, delay in settlement of securities transactions, and greater difficulty in enforcing shareholder rights and remedies.


Investment in these portfolios entails relatively greater risk of loss of income or principal. In addition, as described in the accompanying prospectus for the portfolios, many portfolios should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. It may not be appropriate to allocate all payments and investment base to a single investment division.

THE OPERATION OF THE FUNDS

BUYING AND REDEEMING SHARES. The Funds sell and redeem their shares at net asset value. Any dividend or capital gain distribution will be reinvested at net asset value in shares of the same portfolio.

VOTING RIGHTS. We are the legal owner of all Fund shares held in the Separate Account. We have the right to vote on any matter put to vote at the Funds' shareholder meetings. However, we will vote all Fund shares attributable to policies according to instructions we receive from policy owners. We will vote shares attributable to policies for which we receive no voting instructions in the same proportion as shares in the respective investment divisions for which we receive instructions. We will also vote shares not attributable to policies in the same proportion as shares in the respective divisions for which we received instructions. We may vote Fund shares in our own right if any federal securities laws or regulations, or their present interpretation, change to permit us to do so.

We determine the number of shares attributable to you by dividing your policy's investment base in a division by the net asset value of one share of the corresponding portfolio. We count fractional votes.

Under certain circumstances, state regulatory authorities may require us to disregard voting instructions. This may happen if following the instructions would mean voting to change the sub-classification or investment objectives of the portfolios, or to approve or disapprove an investment advisory policy.

We may also disregard instructions to vote for changes in the investment policy or the investment adviser if it disapproves of the proposed changes. We would disapprove a proposed change only if it was:

        - contrary to state law;

        - prohibited by state regulatory authorities; or

        - decided by management that the change would result in overly speculative or unsound investments.

If we disregard voting instructions, we will include a summary of our actions in the next semi-annual report.

RESOLVING MATERIAL CONFLICTS. Shares of the Series Fund are available for investment by us, ML Life Insurance Company of New York (an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.) and Monarch.


Shares of the Variable Series Funds, the AIM V.I. Funds, the Alliance Fund, the MFS Trust and the Mercury Trust are sold to separate accounts of ours, ML Life Insurance Company of New York, and insurance companies not affiliated with us or Merrill Lynch & Co., Inc. to fund benefits under variable life insurance and variable annuity policies, and may be sold to certain qualified plans. Shares of the Mercury V.I. Funds are sold to separate accounts of ours, ML Life Insurance Company of New York, and to insurance companies not affiliated with us or Merrill Lynch & Co., Inc. to fund benefits under variable life insurance and variable annuity policies, and may be sold to certain qualified plans.


It is possible that differences might arise between our Separate Account and one or more of the other separate accounts which invest in the Funds. In some cases, it is possible that the differences could be considered "material conflicts." Such a "material conflict" could also arise due to changes in the law (such as state insurance law or federal tax law) which affect these different variable life insurance and variable annuity separate accounts. It could also arise by reason of differences in voting instructions from our policy owners and those of the other insurance companies, or for other reasons. We will monitor events to determine how to respond to conflicts. If a conflict occurs, we may need to eliminate one or more investment divisions of the Separate Account which invest in the Funds or substitute a new portfolio for a portfolio in which a division invests. In responding to any conflict, we will take the action we believe necessary to protect you consistent with applicable legal requirements.

ADMINISTRATIVE SERVICE ARRANGEMENTS. The investment adviser of a Fund (or its affiliates) may pay compensation to us or our affiliates, which may be significant, in connection with administration, distribution, or other services provided with respect to the Funds and their availability through the policies. The amount of this compensation is based upon a percentage of the assets of the Fund attributable to the policies and other policies that we or our affiliates issue. These percentages differ, and some advisers (or affiliates) may pay more than others.

THE TRUSTS

The Trusts are intended to provide safety of capital and a competitive yield to maturity. The Trusts purchase at a deep discount U.S. Government-backed investments which make no periodic interest payments. When held to maturity the investments should receive approximately a fixed yield. The value of Trust units before maturity varies more than it would if the Trusts contained interest-bearing U.S. Treasury securities of comparable maturities.

The Trust portfolios consist mainly of:

        - bearer debt obligations issued by the U.S. Government stripped of their unmatured interest coupons;

        - coupons stripped from U.S. debt obligations; and

        - receipts and certificates for such stripped debt obligations and coupons.

The Trusts currently available are shown below:


                                                                                 TARGETED RATE
                                                                                  OF RETURN TO
                                                                                 MATURITY AS OF
TRUST                                                          MATURITY DATE     APRIL 10, 2002
-----                                                        -----------------   --------------
2003.......................................................    August 15, 2003        1.30%
2004.......................................................  February 15, 2004        2.07%
2005.......................................................  February 15, 2005        2.39%
2006.......................................................  February 15, 2006        2.37%
2007.......................................................  February 15, 2007        2.95%
2008.......................................................  February 15, 2008        3.70%
2009.......................................................  February 15, 2009        3.91%
2010.......................................................  February 15, 2010        4.23%
2011.......................................................  February 15, 2011        4.23%
2013.......................................................  February 15, 2013        4.47%
2014.......................................................  February 15, 2014        4.69%
2019.......................................................  February 15, 2019        5.05%


MLPF&S, a subsidiary of Merrill Lynch & Co., Inc., is the sponsor for the Trusts. The sponsor will sell units of the Trusts to the Separate Account and has agreed to repurchase units we need to sell them to pay benefits and make reallocations. We pay the sponsor a fee for these transactions and are reimbursed through the trust charge assessed to the divisions investing in the Trusts. (See "Charges to Divisions Investing in the Trusts".)

TARGETED RATE OF RETURN TO MATURITY. Because the underlying securities in the Trusts will grow to their face value on the maturity date, we can estimate a compound rate of return to maturity for the Trust units. But because the Separate Account holds the units, we need to take into account the asset charge and the trust charge (described in "Charges to the Separate Account") in estimating the net rate of return. That rate depends on the compound rate of return adjusted for these charges. It does not, however, represent the actual return on a payment that we might receive under the policy on that date, since it does not reflect the charges deducted from a policy's investment base (described in "Charges Deducted from the Investment Base").

Since the value of the Trust units will vary daily to reflect the market value of the underlying securities, the compound rate of return to maturity for the Trust units and the net rate of return to maturity for the Separate Account will vary correspondingly.

                             FACTS ABOUT THE POLICY

STATE VARIATIONS


Policies issued in your state may provide different features and benefits from those described in this Prospectus. This Prospectus provides a general description of the Policies. Your actual Policy and any endorsements are the controlling documents. If you would like to review a copy of the Policy or any endorsements, contact our Service Center.


WHO MAY BE COVERED

We are no longer selling the policies.

We use two methods of underwriting:

        - simplified underwriting, with no physical exam; and

        - para-medical or medical underwriting with a physical exam.

The single premium and the age of the insured determine whether we do underwriting on a simplified or medical basis. The chart below shows the maximum premium that we'll underwrite on a simplified basis:

AGE                                                            MAXIMUM
---                                                            --------
0-14........................................................   $ 25,000
15-29.......................................................     50,000
30-39.......................................................     75,000
40-49.......................................................    100,000
50-75.......................................................    150,000

However, if you select the maximum face amount (see "Selecting the Initial Face Amount" below), we take "the net amount at risk" into account in determining the method of underwriting. The net amount at risk is the death benefit minus the cash surrender value.

We assign insureds to underwriting classes which determine the mortality rates we will use in calculating mortality cost deductions, and which determine the guaranteed mortality rates we use in calculating net single premium factors and guarantee periods. In assigning insureds to underwriting classes, we distinguish between those insureds underwritten on a simplified basis and those on a para-medical or medical basis. Under both the simplified and medical underwriting methods we may issue policies either in the standard or non-smoker underwriting class. We may also issue policies on insureds in a "substandard" underwriting class. Individuals in substandard classes have health or lifestyle factors less favorable than the average person. For a discussion of the effect of underwriting classification on mortality cost deductions, see "Mortality Cost".

INITIAL PAYMENT

MINIMUM. To purchase a policy, you must complete an application and make a payment. We require the payment to put the policy into effect. The minimum single payment for a policy is the lesser of (a) $5,000 for an insured under age 20 and $10,000 for an insured age 20 and over, or (b) the payment required to purchase a face amount of at least $100,000. You may make additional payments. (See "Making Additional Payments".)

SELECTING THE INITIAL FACE AMOUNT. Your initial payment determines the face amount. For a given initial payment you may choose your initial face amount. The minimum face amount is the amount which will provide a guarantee period for the insured's entire life. The maximum face amount is the amount which will give you the minimum guarantee period we require for the insured's age, sex, and underwriting class. As the face amount is increased for a given single premium, the guarantee period becomes shorter and the mortality costs in the early policy years are larger to cover the increased amounts of insurance.

GUARANTEE PERIOD. The guarantee period is the period of time we guarantee that the policy will remain in force regardless of investment experience unless loan debt exceeds certain policy values. We base the guarantee period on the payments made, the guaranteed maximum mortality rates in the policy, the deferred policy loading and a 4% annual interest assumption. This means that for a given payment and face amount different insureds will have different guarantee periods depending on their age, sex and underwriting class. For example, an older insured will have a shorter guarantee period than a younger insured of the same sex and in the same underwriting class.

RIGHT TO CANCEL ("FREE LOOK" PERIOD)

You may cancel your policy during the "free look" period by returning it for a refund. Generally, the "free look" period ends 10 days after you receive the policy. Some states allow a longer period of time to return the policy. If required by your state, the "free look" period ends the later of 10 days after you receive the policy and 45 days from the date you execute the application. To cancel the policy during the "free look" period, you must mail or deliver the policy to our Service Center or to the registered representative who sold it. We will refund your payment without interest. We may require you to wait six months before applying for another policy.

Corporations that purchase one or more policies at the same time with an aggregate single premium of at least $250,000, where the investment base has at all times been allocated in the division investing in the Money Reserve Portfolio and where no additional payments have been made nor policy loans taken, may cancel a policy(ies) and receive the greater of the premium paid without interest and the net cash surrender value.

MAKING ADDITIONAL PAYMENTS

After the end of the "free look" period, you may make additional payments any time you choose up to four times a policy year. The minimum additional payment we will accept is $1,000. We may require satisfactory evidence of insurability before we accept a payment if the payment increases the net amount at risk under the policy, or if the guarantee period at the time of payment is less than one year. You must submit a form when you make additional payments.

If an additional payment requires evidence of insurability, we will invest that payment in the division investing in the Money Reserve Portfolio on the next day after we receive it. Once we complete the underwriting and accept the payment, we will credit the payment to your contract and allocate the payment either according to your instructions or, if you don't give us instructions, proportionately to the investment base in the policy's investment divisions.

EFFECT OF ADDITIONAL PAYMENTS. Currently, we will generally accept any additional payment not requiring evidence of insurability the day we receive it. On the date we accept an additional payment we will:

        - increase the policy's investment base by the amount of the payment;
          and

        - increase the deferred policy loading (see "Deferred Policy Loading").


If an additional payment requires evidence of insurability, once we complete underwriting and accept the payment, the additional payment will be reflected in policy values as described above. If mandated under applicable law, we may be required to reject a payment.


As of the processing date on or next following receipt and acceptance of an additional payment, we will reflect the payment in the calculation of the variable insurance amount (see "Variable Insurance Amount") and increase either the guarantee period or face amount or both. If the guarantee period before acceptance of an additional payment is less than for life, we will first use payments to extend the guarantee period. Any amount greater than that required to extend the guarantee period to the insured's lifetime or any subsequent additional payment will be used to increase the policy's face amount.

If the insured dies after we receive and accept an additional payment and before the next policy processing date, we'll pay the beneficiary the larger of:

        - The amount of the death benefit we calculate as of the prior policy processing date plus the amount of the additional payment; and

        - The cash surrender value as of the date we receive and accept the additional payment multiplied by the net single premium factor as of such date (see "Net Single Premium Factor").

We will reduce the death benefit by any loan debt and any overdue charges if the policy is in grace period. (See "Guarantee Period".)

Unless you specify otherwise, if there is any loan debt, we will apply any unplanned payment made first as a loan repayment and we will return any excess amount to you. (See "Policy Loans".)

GUARANTEE OF INSURABILITY RIDER. This rider gives you guaranteed options to make certain additional payments without evidence of insurability. It is available only to insureds in a standard or non-smoker underwriting class. We will limit the amount of the payments under the rider. While the rider is in effect you will have a guaranteed option on each of your first five policy anniversaries. Subject to evidence of insurability and a maximum age requirement, you may also extend the guaranteed options to include your next five policy anniversaries.

To exercise an option we must receive the additional payment while the insured is alive and within 30 days before or after your policy anniversary. If you don't exercise an option you will forfeit any remaining options and the rider will end.

INVESTMENT BASE

A policy's investment base is the sum of the amounts invested in each of the investment divisions. We adjust the investment base daily to reflect the investment performance of the investment divisions you've selected. (See "Net Rate of Return for an Investment Division".)

Certain charges and policy loans decrease the investment base. (See "Charges Deducted from the Investment Base" and "Policy Loans".) Loan repayments and additional payments increase it. You may elect in writing from which investment divisions loans are taken and to which investment divisions repayments and additional payments are added. If you don't make an election, we will allocate increases and decreases proportionately to your investment base in the investment divisions selected.

INVESTMENT BASE ALLOCATION DURING THE "FREE LOOK" PERIOD. We will place the single premium you submit with your application in the division investing in the Money Reserve Portfolio. Your application sets forth this designation. We won't make an allocation change during the "free look" period. Afterward, we'll reallocate the investment base to the investment divisions you've selected. You may invest in up to five of the investment divisions.

CHANGING THE ALLOCATION. Currently, you may change investment allocations as often as you wish. However, we may limit the number of changes permitted but not to less than five each policy year. We'll notify you if we impose any limitations. We may assess a charge for each allocation change in excess of five per policy year. To change your investment base allocation, call or write our Service Center. (See "Some Administrative Procedures".) A dollar cost averaging feature is also available. (See "Dollar Cost Averaging".)

TRUST ALLOCATIONS. If your investment base is in any of the Trusts, we'll notify you 30 days before that Trust matures. Tell us in writing at least seven days before the maturity date how to reinvest the proceeds. If you don't tell us, we'll move the proceeds to the investment division investing in the Money Reserve Portfolio, and it will not count as one of the five allocations in a policy year. When we receive a request for allocation, units of a specific Trust may no longer be available. Should this occur, we'll attempt to notify you immediately so that you can change the request.

ALLOCATION TO THE DIVISION INVESTING IN THE NATURAL RESOURCES PORTFOLIO. We reserve the right to suspend the sale of units of the investment division investing in the Natural Resources Portfolio in response to conditions in the securities markets or otherwise.

CHARGES

We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the policies. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular policy. For example, the sales load may not fully cover all of the sales and distribution expenses we actually incur. We may use proceeds from other charges, including the mortality and expense risk charge and cost of insurance, in part to cover such expenses.

We deduct certain charges from the investment base on policy processing dates. (See "Charges Deducted from the Investment Base".) We also deduct certain charges daily from the investment results of each investment division in the Separate Account in determining its net rate of return. (See "Charges to the Separate Account".) The portfolios in the Funds also pay monthly advisory fees and other expenses. (See "Fees and Charges".)

CHARGES DEDUCTED FROM THE INVESTMENT BASE

DEFERRED POLICY LOADING. We assess a deferred policy loading charge of 7% of each payment made in the first year, and 6.5% of each payment made after the first. This charge consists of a sales load, first year administrative expense (not assessed against additional payments we receive after the first policy year), and a premium tax charge.

The sales load is equal to a maximum of 4.0% of the single premium and any additional payments. It compensates us for sales expenses. The first year administrative expense is equal to a maximum of .5% of the single premium and any additional payments we receive in the first policy year. It compensates us for the expenses associated with issuing the policies. We may reduce the sales load and first year administrative expense if cumulative payments are sufficiently high to reach certain breakpoints, and in certain group or sponsored arrangements.

The state premium tax charge is equal to 2.5% of the single premium and any additional payments.

Although chargeable to each payment, we advance the amount of the deferred policy loading to the Separate Account as part of your investment base. We then take back these funds in equal installments on the ten policy anniversaries following the date we receive and accept a payment. However, in determining the amount payable on surrender of the Policy, we subtract from the investment base the balance of the deferred policy loading chargeable to any payment made that has not yet been deducted.

We currently do not make any charges for administrative expenses beyond the first year. We will not impose any in the future.

MORTALITY COST (COST OF INSURANCE). We deduct a mortality cost from the investment base on each processing date after the policy date. This charge compensates us for the cost of providing life insurance coverage on the insured. It is based on the insured's underwriting class, sex (except for Montana and Massachusetts) and attained age, and the policy's net amount at risk. (See "Legal Considerations for Employers".)

To determine the mortality cost, we multiply the current cost of insurance rate by the policy's net amount at risk. The net amount at risk is the difference, as of the previous processing date, between the death benefit and the cash surrender value adjusted for interest at 4% per year.

Current mortality rates may be equal to or less than the guaranteed mortality rates. For insureds age 20 and over, current mortality rates also distinguish between insureds in a smoker (standard) underwriting class and insureds in a non-smoker underwriting class. Because we do less underwriting under the simplified underwriting method, the guaranteed maximum mortality rates are higher for the simplified classes than for the medical underwriting classes. The current mortality rates for the simplified classes may be higher than the guaranteed rates for the medical classes depending on the age and sex of the insured.

We guarantee that the current mortality rates will never exceed the maximum guaranteed rates shown in the policy. We use the 1980 Commissioners Standard Ordinary Mortality Table (1980 CSO Table) for policies underwritten on a medical basis and the 1980 Commissioners Extended Term Mortality Table (1980 CET Table) for policies underwritten on a simplified basis to determine these maximum rates if the policies are issued on insureds in a standard or non-smoker underwriting class. For policies issued on substandard basis we use a multiple of the 1980 CSO Table. The maximum guaranteed mortality rates we may charge using the 1980 CET Table are equivalent to 130% of the 1980 CSO Table for male ages 38 and above and female ages 41 and above. At younger ages, the rates vary from 130% of the 1980 CSO Table to 212% at ages where the 1980 CSO rates are the lowest.

Even though we can charge up to the 1980 CET Table, the current mortality rates we use for insureds in the non-smoker simplified underwriting class are equal to or less than the 1980 CSO Table.

To the extent the 1980 CET Table is considered substandard we would in effect be charging you a substandard mortality cost, even if the insured was healthy, to the extent:

       - we ever increased the current mortality rates above the 1980 CSO Table for those insureds in the non-smoker simplified underwriting class, or
       - the insured is underwritten under the simplified method but is not in the non-smoker class.

During the period between processing dates, the net cash surrender value takes the mortality cost into account on a pro-rated basis.

MAXIMUM MORTALITY COST. During the guarantee period, we limit the deduction for mortality cost if investment results are unfavorable. We do this by substituting in our calculation, the tabular value for the cash surrender value in determining the net amount at risk, and multiplying by the guaranteed maximum mortality rate. We will deduct this alternate amount from the investment base when it is less than the mortality cost that we would have otherwise deducted. (See "The Policy's Fixed Base".)

REALLOCATION CHARGES. We may deduct reallocation charges on policy processing dates if you change your investment base allocation more than five times per policy year. The charge equals $25.00 for each allocation change you make during a policy processing period, which exceeds five for the policy year.

NET LOAN COST. The net loan cost is explained under "Policy Loans".

CHARGES TO THE SEPARATE ACCOUNT

MORTALITY AND EXPENSE RISK CHARGE. Each day we deduct an asset charge from each division of the Separate Account to cover our mortality, expense, and guaranteed benefits risks. The total amount of this charge is .60% annually at the beginning of the year.

       - The mortality risk is the risk we assume that insureds as a group will live for a shorter time than actuarial tables predict. As a result, we would be paying more in death benefits than planned.
       - The expense risk is the risk we assume that it will cost us more to issue and administer the policies than expected.
       - The guaranteed benefits risks are the risks we assume for potentially unfavorable investment results. One risk is that the policy's net cash surrender value cannot cover the charges due during the guarantee period. The other risk is that we may have to limit the deduction for mortality cost (see "Maximum Mortality Cost" above).

If the mortality and expense risk charge is not enough to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, the excess will be added to our profit and may be used to finance distribution expenses. We cannot increase the total charge.

CHARGES TO DIVISIONS INVESTING IN THE TRUSTS. We assess a daily trust charge against the assets of each division investing in the Trusts. This charge reimburses us for the transaction charge paid to MLPF&S when units are sold to the Separate Account. The trust charge is currently equivalent to .34% annually at the beginning of the year. We may increase it, but it won't exceed .50% annually at the beginning of the year. The charge is based on cost with no expected profit.

FUND EXPENSES


In calculating net asset values, the Funds deduct advisory fees and operating expenses from assets. (See "Fees and Charges".) Information about those fees and expenses also can be found in the prospectus and Statement of Additional Information for each Fund.


GUARANTEE PERIOD

We guarantee that the policy will stay in force for the insured's life, or for a shorter guarantee period depending on the face amount selected for a given premium. We won't cancel the policy during the guarantee period unless the loan debt exceeds certain policy values. We hold a reserve in our general account to support this guarantee.

WHEN THE GUARANTEE PERIOD IS LESS THAN FOR LIFE. After the end of the guarantee period, we will cancel the policy if the net cash surrender value on a policy processing date won't cover the charges due. (See "Charges Deducted from the Investment Base".)

We will notify you before canceling the policy. You will then have 61 days to pay us three times the charges due on the policy processing date when your net cash surrender value became insufficient. If we haven't received the required payment by the end of this grace period, we'll cancel the policy. We will treat any excess payment above the overdue charges as an additional payment.

If we cancel a policy, you may reinstate it while the insured is still living if:

       - You request the reinstatement within three years after the end of the grace period;
       - We receive satisfactory evidence of insurability; and
       - You make a premium payment which is sufficient to give you a guarantee period of at least five years from the reinstated policy's effective date.

We will treat your premium payment as an additional payment requiring underwriting.


The effective date of a reinstated policy is the processing date on or next following the date the reinstatement application is approved.


NET CASH SURRENDER VALUE

Because investment results vary daily, we don't guarantee any minimum net cash surrender value. On a processing date which is also your policy anniversary the net cash surrender value equals:

       - the policy's investment base on that date;

       - minus the balance of the deferred policy loading which has not yet been deducted from the investment base (see "Deferred Policy Loading").


If the date of calculation is not a processing date, we also subtract a pro-rata portion of the mortality cost. If there is any existing loan debt, we will also subtract a pro-rata net loan cost on dates other than the policy anniversary.

CANCELLING TO RECEIVE NET CASH SURRENDER VALUE. A policy owner may cancel the policy at any time while the insured is living to receive the net cash surrender value in a lump sum or under an income plan. You must make the request in writing in a form satisfactory to us. All rights to the death benefit will end on the date you send the written request to us. Cancelling the policy may have tax consequences. See "Tax Considerations."

POLICY LOANS

You may use the policy as collateral to borrow funds from us. The minimum loan is $1,000 unless you are borrowing to make a payment on another of our variable life insurance contracts. In that case, you may borrow the exact amount required even if it's less than $1,000. You may repay all or part of loan debt any time during the insured's lifetime. Each repayment must be for at least $1,000 or the amount of the loan debt, if less. Certain states won't permit a minimum amount that can be borrowed or repaid.

When you take a loan, we transfer from your investment base the amount of the loan and hold it as collateral in our general account. You may select the divisions you want to borrow from, and the divisions you want to repay (including interest payments). If you don't specify, we'll take the borrowed amounts proportionately from and make repayments proportionately to your investment base as then allocated to the investment divisions.

EFFECT ON DEATH BENEFIT AND CASH SURRENDER VALUE. Whether or not you repay loan debt, taking a loan will have a permanent effect on a policy's cash surrender value and may have a permanent effect on its death benefit. This is because the collateral for a loan does not participate in the performance of the investment divisions while the loan is outstanding. If the amount credited to the collateral is more than what is earned in the investment divisions, the cash surrender value will be higher as a result of the loan, as may be the death benefit. Conversely, if the amount credited is less, the cash surrender value will be lower, as may be the death benefit. In that case, the lower cash surrender value may cause the policy to lapse sooner than if no loan had been taken.

LOAN VALUE. The loan value of a policy equals:

       - 75% of the policy's cash surrender value during the first three years;
         or
       - 90% of the policy's cash surrender value after the first three years.

In certain states, the loan value may differ from that above for particular years. The sum of all outstanding loan amounts plus accrued interest is called loan debt. The maximum amount that can be borrowed at any time is the difference between the loan value and the loan debt. The cash surrender value is the net cash surrender value plus any loan debt.

INTEREST. While a loan remains unpaid, we charge interest of 4.75% annually. Interest accrues each day and payments are due at the end of each policy year. IF YOU DON'T PAY THE INTEREST WHEN DUE, IT IS TREATED AS A NEW LOAN AND WE ADD IT TO THE UNPAID LOAN AMOUNT. Loan debt is considered part of cash surrender value which is used to calculate gain. Interest paid on a policy loan is not tax-deductible.

The amount held in our general account as collateral for a loan earns interest at a minimum rate of 4% annually for the first ten policy years and 4.15% thereafter.

NET LOAN COST. In addition to the loan interest we charge, on each policy anniversary we reduce the investment base by the net loan cost (the difference between the interest charged and the earnings on the amount held as collateral in the general account) and add that amount to the amount held in the general account as collateral for the loan. For the first ten policy years, the net loan cost equals .75% of the loan debt on the previous policy anniversary (taking into account any loans and repayments since then). After the first ten policy years, the net loan cost equals .60%. We will not increase the net loan cost. We take the net loan cost into account in determining the net cash surrender value of the policy if the date of surrender is not a policy anniversary.

CANCELLATION DUE TO EXCESS LOAN DEBT. If the loan debt exceeds the larger of the cash surrender value and the tabular value, we'll mail you a notice of our intent to cancel the policy, specifying the minimum repayment amount. We will cancel the Policy 61 days after we mail a notice of intent to terminate the Policy to you unless we have received at least the minimum repayment amount specified in the notice. Depending upon the investment performance of the divisions and the amounts you borrow, loans may cause the policy to lapse. If the policy lapses with loan debt outstanding, adverse tax consequences may result. (See "Tax Considerations".)

DEATH BENEFIT PROCEEDS

We will pay the death benefit proceeds to the beneficiary when we receive all information needed to process the payment, including due proof of the insured's death. When we first receive reliable notification of the insured's death by a representative of the owner or the insured, we may transfer the investment base to the division investing in the Money Reserve Portfolio, pending payment of death benefit proceeds.

AMOUNT OF DEATH BENEFIT PROCEEDS. The death benefit proceeds equal:

       - the death benefit, which is the larger of the current face amount and the variable insurance amount; less
       - any loan debt; and less
       - any overdue charges if the policy is in a grace period (see "When Your Guarantee Period is Less Than for Life").

The values used in calculating the death benefit proceeds are as of the date of death. The death benefit will never be less than the amount required to keep the policy qualified as life insurance under Federal income tax laws.

The amount we pay on death will be greater when we receive and accept an additional payment during a policy processing period and the insured dies prior to the next policy processing date (see "Making Additional Payments").

VARIABLE INSURANCE AMOUNT. We determine the variable insurance amount on each policy processing date by multiplying the cash surrender value by the net single premium factor.

                           NET SINGLE PREMIUM FACTOR

The net single premium factor is based on the insured's sex, underwriting class, and attained age on the policy processing date. It decreases as the insured's age increases. As a result, the variable insurance amount will decrease in relationship to the policy's cash surrender value. Also, net single premium factors may be higher for a woman than for a man of the same age. Your Policy contains a table of net single premium factors as of each anniversary.

                TABLE OF ILLUSTRATIVE NET SINGLE PREMIUM FACTORS
                            ON POLICY ANNIVERSARIES

       STANDARD-SIMPLIFIED ISSUE         STANDARD MEDICAL ISSUE
     -----------------------------   ------------------------------
     ATTAINED                        ATTAINED
       AGE       MALE      FEMALE      AGE        MALE      FEMALE
     --------   -------   --------   --------   --------   --------
         5      8.61444   10.08769       5      10.26605   12.37298
        15      6.45795    7.65253      15       7.41158    8.96292
        25      4.89803    5.70908      25       5.50384    6.48170
        35      3.59024    4.18342      35       3.97197    4.64894
        45      2.62620    3.06419      45       2.87749    3.36465
        55      1.97694    2.29528      55       2.14058    2.48940
        65      1.55349    1.75357      65       1.65786    1.87562
        75      1.28954    1.38615      75       1.35394    1.45952
        85      1.14214    1.17173      85       1.18029    1.21265

PAYMENT OF DEATH BENEFIT PROCEEDS

We will generally pay the death benefit proceeds to the beneficiary within seven days after we receive all the information needed to process the payment. We may delay payment, however, if we are contesting the policy or under the circumstances described in "Using the Policy" and "Other Policy Provisions".

We will add interest from the date of the insured's death to the date of payment at an annual rate of at least 4%. The beneficiary may elect to receive the proceeds either in a single payment or under one or more income plans described below.

DOLLAR COST AVERAGING

WHAT IS IT? The policy offers an optional transfer feature called Dollar Cost Averaging ("DCA"). This feature allows you to make automatic monthly transfers from the Money Reserve investment division to up to four other investment divisions depending on your current allocation of investment base. The DCA program will terminate and no transfers will be made if transfers under DCA would cause you to be invested in more than 5 divisions.

The DCA feature is intended to reduce the effect of short-term price fluctuations on investment cost. Since the same dollar amount is transferred to selected divisions each month, more units of a division are purchased when their value is low and fewer units are purchased when their value is high. Therefore, over the long term a DCA program may let you buy units at a lower average cost. However, a DCA program does not assure a profit or protect against a loss in declining markets.

Once available, you can choose the DCA feature any time. Once you start using it, you must continue it for at least three months. You can select a duration in months for the DCA program. If you do not choose a duration we will make reallocations at monthly intervals until the balance in the Money Reserve investment division is zero. While the DCA program is in place any amount in the Money Reserve investment division is available for transfer.

MINIMUM AMOUNTS. To elect DCA, you need to have a minimum amount in the Money Reserve investment division. We determine the amount required by multiplying the specified length of your DCA program in months by your specified monthly transfer amount. If you do not select a duration we determine the minimum amount required by multiplying your monthly transfer amount by 3 months. You must specify at least $100 for transfer each month. Allocations may be made in specific whole dollar amounts or in percentage increments of 1%. We reserve the right to change these minimums.

Should the amount in your Money Reserve investment division be less than the selected monthly transfer amount, we'll notify you that you need to put more money in the Money Reserve investment division to continue DCA. If you do not specify a duration or the specified duration has not been reached and the amount in the Money Reserve investment division is less than the monthly transfer amount, the entire amount will be transferred. Transfers are made based on your selected DCA percentage allocations or are made pro-rata based on your specified DCA transfer amounts.

WHEN DO WE MAKE DCA TRANSFERS? We'll make the first DCA transfer on the first monthiversary date after the later of the date our Service Center receives your election or fourteen days after the in force date. We'll make additional DCA transfers on each subsequent monthiversary. We don't charge for DCA transfers. These transfers are in addition to reallocations permitted under the policy.

RIGHT TO EXCHANGE THE POLICY

Within 18 months of the issue date you may exchange your policy for a policy with benefits that do not vary with the investment results of a separate account. Your request must be in writing. Also, you must return the original policy.

The new policy will have the same owner and beneficiary as those of the original policy on the date of the exchange. It will also have the same issue age, issue date, face amount, cash surrender value, benefit riders and underwriting class as the original policy. Any loan debt will be carried over to the new policy.

We won't require evidence of insurability to exchange for a new "fixed" policy.

INCOME PLANS

We offer several income plans to provide for payment of the death benefit proceeds to the beneficiary. Payments under these plans do not depend on the investment results of a separate account. You may choose one or more income plans at any time during the insured's lifetime. If you haven't selected a plan, when the insured dies the beneficiary has one year to apply the death benefit proceeds either paid or payable to one or more of the plans. In addition, if you cancel the policy for its net cash surrender value, you may also choose one or more income plans for payment of the proceeds.

We need to approve any plan where any income payment would be less than $100.

Income plans include:

       - Annuity Plan. An amount can be used to purchase a single premium immediate annuity.

       - Interest Payment. You can leave amounts with us to earn interest at an annual rate of at least 3%.


       - Income for a Fixed Period. We make payments in equal installments for up to 30 years.



       - Income for Life. We make payments in equal monthly installments until the death of a named person or the end of a designated period, whichever is later. The designated period may be for 10 or 20 years. Other designated periods and payment schedules may be available on request.


       - Income of a Fixed Amount. We make payments in equal installments until proceeds applied under this option and interest on the unpaid balance at not less than 3% per year are exhausted.

       - Joint Life Income. We make payments in monthly installments as long as at least one of two named persons is living. Other payment schedules may be available on request. While both are living, we make full payments. If one dies, we make payments of at least two-thirds of the full amount. Payments end completely when both named persons die.


UNDER THE INCOME FOR LIFE AND JOINT LIFE INCOME OPTIONS, OUR POLICY OBLIGATION MAY BE SATISFIED WITH ONLY ONE PAYMENT IF AFTERWARD THE NAMED PERSON OR PERSONS DIES. IN ADDITION, ONCE IN EFFECT, SOME OF THE INCOME PLANS MAY NOT PROVIDE ANY SURRENDER RIGHTS.


REPORTS TO POLICY OWNERS

After the end of each policy quarter, we will send you a statement showing the allocation of your investment base, death benefit, net cash surrender value, any loan debt and, if there has been a change, new face amount and guarantee period. All figures will be as of the first day of the current policy quarter. The statement will show the amounts deducted from or added to the investment base during the policy quarter. We will project your policy's value at a net rate of return of 8%, and based on this value tell you when the policy will terminate unless you make additional payments. The statement will also include any other information that may be currently required by your state.

You will receive confirmation of all financial transactions. These confirmations will show the price per unit of each of your investment divisions, the number of units you have in the investment division and the value of the investment division computed by multiplying the quantity of units by the price per unit. (See "Net Rate of Return for an Investment Division".)

We will also send you semi-annual reports containing financial statements for the Separate Account and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940.

SINGLE PREMIUM IMMEDIATE ANNUITY RIDER. If your state allows, you may have added a Single Premium Immediate Annuity Rider ("SPIAR") to your policy. This rider would provide you with a fixed income for a period of ten years. If you are the insured and you die before the period ends, we'll pay the rider value in a lump sum to the beneficiary under the policy. For tax purposes, this payment won't be considered part of the life insurance death benefit.

If you surrender the rider before the end of the period, we'll pay you the rider value over five years or apply it to a lifetime income for you, as you choose.

If you are not the insured and you die before the income period ends, we'll pay the remaining payments to the new owner.

If you change the owner of the policy, we will change the owner of the SPIAR to the new owner of the policy.

If the policy ends because the insured dies (where you are not the insured), because we terminate the policy, or because you've cancelled it for its net cash surrender value, we'll continue the annuity under the same terms but under a separate written agreement. You can also choose one of the options available upon surrender of the rider.

The rider won't have any effect on your policy's loan value.

We hold the reserves for this rider in our general account.

If you pledge, assign, or gift a policy with a SPIAR, you may have tax consequences. We advise you to consult your tax advisor prior to effecting an assignment, pledge or gift of such a policy. For a discussion of the tax issues associated with use of a SPIAR, see "Tax Consequences."

                             MORE ABOUT THE POLICY

USING THE POLICY

OWNERSHIP. The policy owner is the insured, unless someone other than the insured has been named as the owner in the application. The policy owner has all rights and options described in the policy.

If you are not the insured, you may want to name a contingent owner. If you die before the insured, the contingent owner will own your interest in the policy and have all your rights. If you don't name a contingent owner, your estate will then own your interest in the policy at your death.


If there is more than one policy owner, we will treat the owners as joint tenants with rights of survivorship unless the ownership designation provides otherwise. We may require completion of additional forms. The owners must exercise their rights and options jointly, except that any one of the owners may reallocate the policy's investment base by phone if the owner provides the personal identification code as well as the policy number. One policy owner must be designated, in writing, to receive all notices, correspondence and tax reporting to which policy owners are entitled under the policy.


CHANGING THE OWNER. During the insured's lifetime, you have the right to transfer ownership of the policy. The new owner will have all rights and options described in the policy. The change will be effective as of the date the notice is signed, but will not affect any payment we've made or action we've taken before our Service Center receives the notice of the change. Changing the owner may have tax consequences. (See "Tax Considerations".)

ASSIGNING THE POLICY AS COLLATERAL. You may assign the policy as collateral security for a loan or other obligation. This does not change the ownership. However, your rights and any beneficiary's rights are subject to the terms of the assignment. You must give satisfactory written notice at our Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

NAMING BENEFICIARIES. We will pay the primary beneficiary the death benefit proceeds of the policy on the insured's death. If the primary beneficiary has died before the insured, we will pay the contingent beneficiary. If no contingent beneficiary is living, we will pay the insured's estate.

You may name more than one person as primary or contingent beneficiaries. We will pay proceeds in equal shares to the surviving beneficiaries unless the beneficiary designation provides differently.

You have the right to change beneficiaries during the insured's lifetime. However, if your primary beneficiary designation is irrevocable, the primary beneficiary must consent when you exercise certain policy rights and options. If you change the beneficiary, the change will take effect as of the date the notice is signed, but will not affect any payment we've made or action we've taken before our Service Center receives the notice of the change.


CHANGING THE INSURED. Subject to certain requirements, you may request a change of insured once each policy year. We must receive a written request signed by you and the proposed new insured. We will also require evidence of insurability for the proposed new insured. The proposed new insured must qualify for a standard or better underwriting classification. Outstanding loan debt must first be repaid and the policy cannot be under a collateral assignment. If we approve the request for change, insurance coverage on the new insured will take effect on the policy processing date on or next following the date of approval, provided the new insured is still living at that time and the policy is still in force. A change of insured is a taxable event.


We will change the policy as follows on the effective date:

       - the issue age will be the new insured's issue age (the new insured's age as of the birthday nearest the policy date);

       - the guaranteed maximum mortality rates will be those in effect on the policy date for the new insured's issue age, sex and underwriting class;

       - we will deduct a charge for changing the insured from the policy's investment base on the effective date. The charge will equal $1.50 per $1,000 of face amount with a minimum charge of $200 and a maximum of $1,500;

       - the variable insurance amount will reflect the change of insured; and

       - the policy's issue date will be the effective date of the change.

We may also change the face amount or guarantee period on the effective date depending on the new insured's age, sex and underwriting class.

MATURITY PROCEEDS. The maturity date is the policy anniversary nearest the insured's 100th birthday. On the maturity date, we will pay you the net cash surrender value, provided the insured is still living at that time and the policy is in effect.

WHEN WE MAKE PAYMENTS. We generally pay death benefit proceeds, loans and net cash surrender value on cancellation within seven days after our Service Center receives all the information needed to process the payment. However, we may delay payment if it isn't practical for us to value or dispose of Zero Trust units or Fund shares because:


       - the New York Stock Exchange is closed;



       - trading on the New York Stock Exchange is restricted;


       - the Securities and Exchange Commission declares that an emergency exists such that it is not reasonably practical to dispose of securities held in the Separate Account or to determine the value of their assets; or

       - the Securities and Exchange Commission by order so permits for the protection of policy owners.


If mandated under applicable law, we may be required to block a policy owner's account and thereby refuse to accept any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulator.


SOME ADMINISTRATIVE PROCEDURES

We reserve the right to modify or eliminate the procedures described below. For administrative and tax purposes, we may from time to time require that specific forms be completed for certain transactions, including surrenders.

SIGNATURE GUARANTEES. In order for you to make certain policy transactions and changes, we may require that your signature be guaranteed. Your signature can only be guaranteed by a national bank or trust company (not a savings bank or federal savings and loan association), a member bank of the Federal Reserve System or a member firm of a national securities exchange.

Currently, we may require a signature guarantee on:

       - written requests for cash surrenders or policy loans;

       - change of owner;

       - multiple owner form; and

       - telephone authorization forms if not submitted with your application.

PERSONAL IDENTIFICATION CODE. We will send you a four-digit personal identification code shortly after the policy is placed in force and before the end of the "free look" period. You must give this number when you call the Service Center to get information about the policy, to make a loan (if an authorization is on file), or to make other requests.


You should protect your personal identification code, because telephone transactions will be available to anyone who provides your personal identification code. We may not be able to verify that you are the person providing telephone instructions, or that you have authorized any such person to act for you.


REALLOCATING THE INVESTMENT BASE. Policy owners can reallocate their investment base either in writing in a form satisfactory to us or by telephone. If you request the reallocation by telephone, you must give your personal identification code as well as your policy number. We will give a confirmation number over the telephone and then follow up in writing.

REQUESTING A LOAN. You may request a loan in writing or, if all required forms are on file with us, by telephone. Once our Service Center receives the authorization, you can call the Service Center, give your policy number, name and personal identification code, and tell us the loan amount and the divisions from which the loan should be taken.

Upon request, we will wire the funds to the account at the financial institution named on your authorization. We will generally wire the funds within two working days of receipt of the request.

TELEPHONE REQUESTS. A telephone request for a loan or a reallocation received before 4 p.m. (ET) generally will be processed the same day. A request received at or after 4 p.m. (ET) will be processed the following business day. We reserve the right to change procedures or discontinue the ability to make telephone transfers.

We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include, but are not limited to, possible recording of telephone calls and obtaining appropriate identification before effecting any telephone transactions. We will not be liable for following telephone instructions that we reasonably believe to be genuine.


Telephone systems may not always be available. Any telephone system, whether it is yours, your service provider's, your Financial Advisor's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Service Center.


OTHER POLICY PROVISIONS

IN CASE OF ERRORS IN THE APPLICATION. If an age or sex stated in the application is wrong, it could mean that the face amount, guarantee period, or any other policy benefit is wrong. We will pay what the premium would have bought for the true age or sex assuming the same guarantee period.

INCONTESTABILITY. We will rely on statements made in the applications. Legally they are considered representations, not warranties. We can contest the validity of a policy if any material misstatements are made in the application. In addition, we can contest any amount of death benefit attributable to an additional payment if any material misstatements are made in the application required with the additional payment.

We won't contest the validity of a policy after it has been in effect during the insured's lifetime for two years from the date of issue. Nor will we contest any amount of death benefit attributable to an additional payment after the death benefit has been in effect during the insured's lifetime for two years from the date we received and accepted the payment.

PAYMENT IN CASE OF SUICIDE. If the insured commits suicide within two years from the policy's issue date, we will pay only a limited death benefit. The benefit will be equal to the amount of the payments made. If the insured commits suicide within two years of any date we receive and accept an additional payment, any amount of death benefit attributable to the additional payment will be limited to the amount of the payment. The death benefit will be reduced by any loan debt.

POLICY CHANGES -- APPLICABLE FEDERAL TAX LAW. To receive the tax treatment accorded to life insurance under federal income tax law, the policy must qualify initially and continue to qualify as life insurance under the Internal Revenue Code or successor law. We reserve the right to make changes in the policy or its riders or to make distributions from the policy to the extent necessary to continue to qualify the policy as life insurance.

Any changes will apply uniformly to all policies that are affected and you will be given advance written notice of such changes.

DIVIDENDS. Our variable life insurance policies are non-participating. This means that they don't provide for dividends. Investment results under these variable life policies are reflected in benefits.

STATE VARIATIONS. Certain policy features are subject to state variation. You should read your policy carefully to determine whether any variations apply in the state in which the policy is issued.

GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the sales load, first-year administrative expense, mortality cost, and the minimum payment, and may modify underwriting classifications.

Group arrangements include those in which a trustee or an employer, for example, purchases policies covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows us to sell policies to its employees on an individual basis.

Our costs for sales, administration, and mortality generally vary with the size and stability of the group and the reasons the policies are purchased, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy policies or that have been in existence less than six months will not qualify for reduced charges.

We make any reductions according to rules in effect when an application for a policy or additional payment is approved. Our current rules call for reductions resulting in a sales load of not more than 3% of the premium. We may change these rules from time to time. However, reductions in charges will not discriminate unfairly against any person.

UNISEX LEGAL CONSIDERATIONS

In 1983 the Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. In addition, legislative, regulatory or decisional authority of some states may prohibit use of sex-distinct mortality tables under certain circumstances.

The policies offered by this Prospectus are based on mortality tables that distinguish between men and women. As a result, the policy pays different benefits to men and women of the same age. Employers and employee organizations should check with their legal advisors before purchasing these policies.


Some states prohibit the use of actuarial tables that distinguish between men and women in determining payments and policy benefits for policies issued on the lives of their residents. (Previously, certain policies we issue on the life of a Massachusetts resident were also issued on a unisex basis.) Therefore, policies offered in this Prospectus to insure residents of Montana will have payments and benefits which are based on actuarial tables that do not differentiate on the basis of sex. You should consult the policy.

SELLING THE POLICIES


MLPF&S is the principal underwriter of the policy. It was organized in 1958 under the laws of the state of Delaware and is registered as a broker-dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc. ("NASD"). The principal business address of MLPF&S is 4 World Financial Center, New York, New York 10080. MLPF&S also acts as principal underwriter of other variable life insurance and variable annuity policies we issue, as well as variable life insurance and variable annuity policies issued by ML Life Insurance Company of New York, an affiliate of ours. MLPF&S also acts as principal underwriter of certain mutual funds managed by Merrill Lynch Investment Managers, L.P., the investment adviser for the Series Fund and the Variable Series Funds.


We have companion sales agreements with MLPF&S and various Merrill Lynch Life Agencies. Under these agreements, Financial Advisors of MLPF&S solicit applications for the policies. The Financial Advisors are authorized under applicable state regulations to sell variable life insurance as insurance agents.

The maximum commission as a percentage of a premium payable to Financial Advisors will, in no event, exceed 3.1%. Additional annual compensation of no more than .13% of the investment base may also be paid to your Financial Advisor. Commissions may be paid in the form of non-cash compensation, subject to applicable regulatory requirements.

The maximum commission we will pay to the applicable insurance agency to be used to pay commissions to Financial Advisors is 7% of each premium paid and up to ..10% of the investment base.


The amounts paid under the distribution and sales agreements for the Separate Account for the year ended December 31, 2001, December 31, 2000, and December 31, 1999 were $19,377, $24,764, and $140,496, respectively.


TAX CONSIDERATIONS


INTRODUCTION. The following summary discussion is based on our understanding of current Federal income tax law as the Internal Revenue Service (IRS) now interprets it. We can't guarantee that the law or the IRS's interpretation won't change. It does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other tax advisors should be consulted for further information.


We haven't considered any applicable federal gift, estate or any state or other tax laws. Of course, your own tax status or that of your beneficiary can affect the tax consequences of ownership or receipt of distributions.


TAX STATUS OF THE POLICY. In order to qualify as a life insurance contract for Federal tax purposes, this policy must meet the definition of a life insurance contract which is set forth in Section 7702 of the Internal Revenue Code. The
Section 7702 definition can be met if a life insurance policy satisfies either one of two tests that are contained in that section. The manner in which these tests should be applied to certain innovative features of the policy offered by this Prospectus is not directly addressed by Section 7702 or the proposed regulations issued thereunder. The presence of these innovative policy features, and the absence of final regulations or any other pertinent interpretations of the tests, thus creates some uncertainty about the application of the tests to this policy.

Nevertheless, we believe that the policy offered by this Prospectus qualifies as a life insurance contract for Federal tax purposes. This means that:


        - the death benefit should be fully excludable from the gross income of the beneficiary under Section 101(a)(1) of the Internal Revenue Code; and

        - the policyowner should not be considered in constructive receipt of the policy's cash surrender value, including any increases, until actual cancellation of the policy.

We have reserved the right to make changes in this policy if such changes are deemed necessary to assure its qualification as a life insurance contract for tax purposes (see "Policy Changes--Applicable Federal Tax Law").

DIVERSIFICATION REQUIREMENTS. IRC section 817(h) and the regulations under it provide that separate account investments underlying a policy must be "adequately diversified" for it to qualify as a life insurance policy under IRC section 7702. The separate account intends to comply with the diversification requirements of the regulations under section 817(h). This will affect how we make investments.

In certain circumstances, owners of variable life policies have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their policies due to their ability to exercise investment control over those assets. Where this is the case, the policy owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features such as the flexibility of an owner to allocate premium payments and transfer policy accumulation values have not been explicitly addressed in published rulings. While we believe that the policies do not give owners investment control over variable account assets, we reserve the right to modify the policies as necessary to prevent an owner from being treated as the owner of the variable account assets supporting the policy.

The following discussion assumes that the policy will qualify as a life insurance policy for Federal income tax purposes.


POLICY LOANS. In general, any interest paid on policy loans will not be tax-deductible. Before taking out a policy loan, an owner should consult a tax advisor as to the tax consequences.



TAX TREATMENT OF POLICY LOANS AND OTHER DISTRIBUTIONS. Federal Tax Law establishes a class of life insurance policies referred to as modified endowment contracts. A modified endowment contract is any contract which satisfies the definition of life insurance set forth in Section 7702 of the Code but fails to meet the 7-pay test. This test applies a cumulative limit on the amount of premiums that can be paid into a contract each year in the first seven contract years in order to avoid modified endowment contract treatment.



Loans from, as well as collateral assignments of, modified endowment contracts will be treated as distributions to the policyowner. All pre-death distributions (including loans, capitalized interest, surrenders, and collateral assignments) from these policies will be included in gross income on an income first basis to the extent of any income in the policy immediately before the distribution.



The law also imposes a 10% penalty tax on pre-death distributions (including loans, collateral assignments, capitalized interest, and surrenders) from modified endowment contracts to the extent they are included in income, unless such amounts are distributed on or after the taxpayer attains age 59 1/2 because the taxpayer is disabled, or as substantially equal periodic payments over the taxpayer's life (or life expectancy) or over the joint lives (or joint life expectancies) of the taxpayer and his beneficiary.


These provisions apply to policies entered into on or after June 21, 1988. However, a policy that is not originally classified as a modified endowment contract can become so classified if a material change is made in the policy at any time. A material change includes, but is not limited to, a change in the benefits that was not reflected in a prior 7-pay test computation. Certain changes made to your policy may cause it to become subject to these provisions. We believe that these changes include your contractual right to make certain additional premium payments. You may choose not to exercise this right in order to preserve your policy's current tax treatment.

If you do preserve your policy's current tax treatment, policy loans will be considered your indebtedness and no part of a policy loan will constitute income to you. However, a lapse of a policy with an outstanding loan will result in the treatment of the loan cancellation (including the accrued interest) as a distribution under the policy and may be taxable. Pre-death distributions will generally not be included in gross income to the extent that the amount received does not exceed your investment in the policy.

Any policy received in exchange for a modified endowment contract is considered a modified endowment contract.

If there is any borrowing against your policy, whether a modified endowment contract or not, the interest paid on loans is not tax deductible.

AGGREGATION OF MODIFIED ENDOWMENT CONTRACTS. In the case of a pre-death distribution (including loans, collateral assignments, capitalized interest, and surrenders) from a policy that is treated as a modified endowment contract, a special aggregation requirement may apply for purposes of determining the amount of the income on the contract. Specifically, if we or any of our affiliates issue to the same policyowner more than one modified endowment contract during a calendar year, then for purposes of measuring the income on the contract with respect to a distribution from any of those contracts, the income on the contract for all such contracts will be aggregated and attributed to that distribution.

TAXATION OF SINGLE PREMIUM IMMEDIATE ANNUITY RIDER. If a SPIAR was added to the policy at issue to make the payments on the policy, a portion of each payment from the annuity will be includible in income for federal tax purposes when distributed. The amount of taxable income consists of the excess of the payment amount over the exclusion amount. The exclusion amount is defined as the payment amount multiplied by the ratio of the investment in the annuity rider to the total amount expected to be paid by us under the annuity.

If payments cease because of death before the investment in the annuity rider has been fully recovered, a deduction is allowed for the unrecovered amount. Moreover, if the payments continue beyond the time at which the investment in the annuity rider has been fully recovered, the full amount of each payment will be includible in income. If the SPIAR is surrendered before all of the scheduled payments have been made by us, the remaining income in the annuity rider will be taxed just as in the case of life insurance policies.

Payments under an immediate annuity rider are not subject to the 10% penalty tax that is generally applicable to distributions from annuities made before the recipient attains age 59 1/2.

Other than the tax consequences described above, and assuming that the SPIAR is not subjected to an assignment, gift or pledge, no income will be recognized to the policyowners or beneficiary.


The SPIAR does not exist independently of a policy. Accordingly, there are tax consequences if a policy with a SPIAR is assigned, transferred by gift, or pledged. An owner of a policy with a SPIAR is advised to consult a tax advisor prior to effecting an assignment, gift or pledge of the policy.



OTHER TRANSACTIONS. Changing the owner or the insured may have tax consequences. Exchanging this policy for another involving the same insured will have no tax consequences if there is no loan debt and no cash or other property is received, according to Section 1035(a)(1) of the Internal Revenue Code. In addition, exchanging this policy for more than one policy, or exchanging this policy and one or more other policies for a single policy, in certain circumstances, may be treated as an exchange under Section 1035, as long as all such policies involve the same insured(s). Any new policy or policies would have to satisfy the 7-pay test from the date of exchange to avoid characterization as a modified endowment contract. In addition, any exchange for a new policy or policies may result in a loss of grandfathering status for statutory changes made after the old policy or policies were issued. A tax advisor should be consulted before effecting any exchange, since even if an exchange is within
Section 1035(a), the exchange may have tax consequences other than immediate recognition of income.


In addition, the policy may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of a policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax advisor regarding the tax attributes of the particular arrangement.


OTHER TAXES. Federal estate and state and local estate, inheritance and other taxes depend upon your or the beneficiary's specific situation.

OWNERSHIP OF POLICIES BY NON-NATURAL PERSONS. The above discussion of the tax consequences arising from the purchase, ownership, and transfer of a policy has assumed that the owner of the policy consists of one or more individuals. Organizations exempt from taxation under Section 501(a) of the Code may be subject to additional or different tax consequences with respect to transactions such as policy loans.


In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses, and the IRS has recently issued guidance relating to split-dollar insurance. Any business should consult a tax advisor regarding possible tax consequences associated with a policy prior to the acquisition of this policy and also before entering into any subsequent changes to or transactions under this policy.



FOREIGN TAX CREDITS. To the extent that any Fund makes the appropriate election, certain foreign taxes paid by the Fund will be treated as being paid by the Company, which may deduct or claim a tax credit for such taxes. The benefits of any such deduction or credit will not be passed through to the policy owners.



ALTERNATIVE MINIMUM TAX. There may also be an indirect tax upon the income in the Contract or the proceeds of a policy under the Federal corporate alternative minimum tax, if you are subject to that tax.



WITHHOLDING. To the extent that policy distributions are taxable, they are generally subject to withholding for the recipient's federal tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.



POSSIBLE TAX LAW CHANGES. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. It is possible that any legislative change could be retroactive (that is, effective prior to the date of the change). Consult a tax advisor with respect to legislative developments and their effect on the policy.


We don't make any guarantee regarding the tax status of any policy or any transaction regarding the policy.


The above discussion is not intended as tax advice. For tax advice you should consult a competent tax advisor. Although this tax discussion is based on our understanding of federal income tax laws as they are currently interpreted, we can't guarantee that those laws or interpretations will remain unchanged.


MERRILL LYNCH LIFE INSURANCE COMPANY'S INCOME TAXES

FEDERAL INCOME TAXES. We don't expect to incur any Federal income tax liability that would be chargeable to the separate account. As a result we do not currently deduct charges for Federal income taxes from the separate account.

Changes in Federal tax treatment of variable life insurance or in our tax status may mean that we will have to pay Federal income taxes chargeable to the separate account in the future. If we make a charge for taxes, we expect to accumulate it daily and transfer it from each investment division and into the general account monthly. We would keep any investment earnings on any tax charges accumulated in an investment division.

Any tax charges we impose will not apply to policies issued in connection with qualified pension arrangements.

STATE AND LOCAL INCOME TAXES. Under current laws, we may incur state and local income taxes (in addition to premium taxes) in several states, although these taxes are not significant. If the amount of these taxes changes substantially, we may make charges to the separate account.

REINSURANCE

We have reinsured some of the risks assumed under the policies.

                MORE ABOUT MERRILL LYNCH LIFE INSURANCE COMPANY

DIRECTORS AND EXECUTIVE OFFICERS

Our directors and executive officers and their positions with us are as follows:


NAME                                                   POSITION(S) WITH THE COMPANY
----                                                   ----------------------------
Michael Cogswell                       Director and Senior Vice President
H. McIntyre Gardner                    Director and Chairman of the Board
Christopher Grady                      Director and Senior Vice President
Diana Joyner                           Senior Vice President, Administration
Nikos K. Kardassis                     Director, President and Chief Executive Officer
Matthew J. Rider                       Director, Senior Vice President, Chief Financial Officer,
                                       and Treasurer
Barry G. Skolnick                      Director, Senior Vice President, and General Counsel


Each director is elected to serve until the next annual meeting of shareholders or until his or her successor is elected and shall have qualified. Each has held various executive positions with insurance company subsidiaries of our indirect parent, Merrill Lynch & Co., Inc. The principal positions of our directors and executive officers for the past five years are listed below:


Mr. Cogswell joined Merrill Lynch Life in November 1990. Since April 2001, he has been Senior Vice President and Director of Products and Investment Management.



Mr. Gardner joined Merrill Lynch Life in 2000. From 1997 to 2000, he served as President and Chief Operating Officer of Helen of Troy Limited.



Mr. Grady joined Merrill Lynch Life in September 1995. Since November, 2000, he has been Senior Vice President and Director of Sales and Marketing.



Ms. Joyner joined Merrill Lynch Life in May 1992 as Vice President, Life Insurance Services. In February 1998, she became Director of Business Acquisition Services, and in July 2001 became President and Chairman of the Board of Merrill Lynch Insurance Group Services.



Mr. Kardassis joined Merrill Lynch Life in August 2001 as President and Chief Executive Officer. From July 1999 to July 2001, he was President of GE Capital Aviation Training. From August 1994 to July 1999, he was Chief Executive Officer of Jet Airway, S.M. Center.



Mr. Rider joined Merrill Lynch Life in January 1994 as a Financial Actuary. He has been Chief Financial Officer and Treasurer since October 2000.



Mr. Skolnick joined Merrill Lynch Life in November 1990. Since May 1992, he has held the position of First Vice President and Assistant General Counsel of MLPF&S.



None of our shares are owned by any of our officers or directors, as we are a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc. ("MLIG"). Our officers and directors, both individually and as a group, own less than one percent of the outstanding shares of common stock of Merrill Lynch & Co., Inc.


SERVICES ARRANGEMENT


We and MLIG are parties to a service agreement pursuant to which MLIG has agreed to provide certain data processing, legal, actuarial, management, advertising and other services to us, including services related to the Separate Account and the policies. We reimburse expenses incurred by MLIG under this service agreement on an allocated cost basis. Charges billed to us by MLIG under the agreement were $50.6 million for the year ended December 31, 2001.

STATE REGULATION

We are subject to the laws of the State of Arkansas and to the regulations of the Arkansas Insurance Department (the "Insurance Department"). We file a detailed financial statement in the prescribed form (the "Annual Statement") with the Insurance Department each year covering our operations for the preceding year and our financial condition as of the end of that year. Regulation by the Insurance Department includes periodic examination to determine policy liabilities and reserves so that the Insurance Department may certify that these items are correct. Our books and accounts are subject to review by the Insurance Department at all times. A full examination of our operations is conducted periodically by the Insurance Department and under the auspices of the National Association of Insurance Commissioners. We are also subject to the insurance laws and regulations of all jurisdictions in which we are licensed to do business.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. We and MLPF&S are engaged in various kinds of routine litigation that, in our judgment, is not material to our total assets or to MLPF&S.

EXPERTS


Our financial statements as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001 and of the Separate Account as of December 31, 2001 and for the periods presented, included in this Prospectus, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. Deloitte & Touche LLP's principal business address is Two World Financial Center, New York, New York 10281-1433.


Actuarial matters included in this Prospectus have been examined by Deborah J. Adler, FSA, MAAA, our Vice President and Chief Actuary, as stated in her opinion filed as an exhibit to the registration statement.

LEGAL MATTERS


Our organization, its authority to issue the policy, and the validity of the form of the policy have been passed upon by Barry G. Skolnick, our General Counsel.


REGISTRATION STATEMENTS

We have filed a Registration statement with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940 that relate to the policy and its investment options. This Prospectus does not contain all of the information in the registration statement as permitted by Securities and Exchange Commission regulations. The omitted information can be obtained from the Securities and Exchange Commission's principal office in Washington, D.C., upon payment of a prescribed fee.

FINANCIAL STATEMENTS

Our financial statements, included herein, should be distinguished from the financial statements of the Separate Account and should be considered only as bearing upon our ability to meet our obligations under the policies.

INDEPENDENT AUDITORS' REPORT


To the Board of Directors of
Merrill Lynch Life Insurance Company:


We have audited the accompanying statements of assets and liabilities of each of the divisions of Merrill Lynch Life
Variable Life Separate Account II, comprised of divisions investing in the Money Reserve Portfolio, Intermediate Government Bond Portfolio, Core Bond Strategy Portfolio (formerly Long-Term Corporate Bond Portfolio), Capital Stock Portfolio, Fundamental Growth Strategy Portfolio (formerly Growth Stock Portfolio), Balanced Capital Strategy Portfolio (formerly Multiple Strategy Portfolio), High Yield Portfolio, Natural Resources Portfolio, Global Allocation Strategy Portfolio (formerly Global Strategy Portfolio), Balanced Portfolio, Utilities and Telecommunications Focus Fund , International Equity Focus Fund, Global Bond Focus
Fund,  Basic  Value Focus Fund, Developing Capital Markets  Focus
Fund, Small Cap Value Focus Fund , Index 500 Fund, Balanced Capital Focus Fund , Global Growth Focus Fund, American Balanced Fund (commencement of operations April 27, 2001), Large Cap
Value Focus Fund (commencement of operations May 1, 2001), Mercury HW International Value VIP Portfolio , Large Cap Growth Focus Fund (formerly Mercury V. I. US Large Cap Fund), Quasar Portfolio, Premier Growth Portfolio, MFS Emerging Growth Series, MFS Research Series, AIM V.I. Value Fund, AIM V.I. Capital Appreciation Fund, 1999 Trust (matured on February 16, 1999), 2000 Trust (matured on February 15, 2000), 2001 Trust (matured on February 15, 2001), 2002 Trust, 2003 Trust, 2004 Trust, 2005
Trust, 2006 Trust, 2007 Trust, 2008 Trust, 2009 Trust, 2010 Trust, 2011 Trust, 2013 Trust, 2014 Trust, 2019 Trust (collectively, the "Divisions"), as of December 31, 2001 and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the management of Merrill Lynch Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund and unit investment trust securities owned at December 31, 2001. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Divisions as of December 31, 2001, the results of their operations and the changes in their net assets for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.






Deloitte & Touche, LLP
New York, New York

March 1, 2002
MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

                                                                                          Divisions Investing In
                                                                 -------------------------------------------------------------------
                                                                                     Intermediate         Core
                                                                       Money          Government          Bond           Capital
                                                                      Reserve            Bond           Strategy          Stock
(In thousands)                                                       Portfolio        Portfolio        Portfolio        Portfolio
                                                                 ---------------- ---------------- ---------------- ----------------
Assets
 Investments in Merrill Lynch Series Fund, Inc. (Note 1):
   Money Reserve Portfolio, 349,593 shares
    (Cost $349,593)                                              $       349,593  $             0  $             0  $             0

   Intermediate Government Bond Portfolio, 14,927 shares
    (Cost $162,954)                                                            0          165,991                0                0

   Core Bond Strategy Portfolio, 7,130 shares
    (Cost $81,413)                                                             0                0           80,925                0

   Capital Stock Portfolio, 11,546 shares
    (Cost $262,837)                                                            0                0                0          199,177
                                                                 ---------------- ---------------- ---------------- ----------------

 Total Assets                                                            349,593          165,991           80,925          199,177

Liabilities
 Due to (from) Merrill Lynch Life Insurance Company                        2,806            1,332              649            1,598
                                                                 ---------------- ---------------- ---------------- ----------------
Net Assets                                                       $       346,787  $       164,659  $        80,276  $       197,579
                                                                 ================ ================ ================ ================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001 (continued)

                                                                                          Divisions Investing In
                                                                 -------------------------------------------------------------------
                                                                    Fundamental        Balanced
                                                                       Growth          Capital           High            Natural
                                                                      Strategy         Strategy          Yield          Resources
(In thousands)                                                       Portfolio        Portfolio        Portfolio        Portfolio
                                                                 ---------------- ---------------- ---------------- ----------------
Assets
 Investments in Merrill Lynch Series Fund, Inc. (Cont'd), (Note 1):
   Fundamental Growth Strategy Portfolio, 13,023 shares
    (Cost $408,383)                                              $       284,155  $             0  $             0  $             0

   Balanced Capital Strategy Portfolio, 71,198 shares
    (Cost $1,129,504)                                                          0          935,542                0                0

   High Yield Portfolio, 7,811 shares
    (Cost $54,165)                                                             0                0           45,696                0

   Natural Resources Portfolio, 1,181 shares
    (Cost $13,145)                                                             0                0                0           12,259
                                                                 ---------------- ---------------- ---------------- ----------------

 Total Assets                                                            284,155          935,542           45,696           12,259

Liabilities
 Due to (from) Merrill Lynch Life Insurance Company                        2,280            7,507              367               98
                                                                 ---------------- ---------------- ---------------- ----------------
Net Assets                                                       $       281,875  $       928,035  $        45,329  $        12,161
                                                                 ================ ================ ================ ================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001 (continued)

                                                                                          Divisions Investing In
                                                                 -------------------------------------------------------------------
                                                                       Global        Utilities &         Global           Basic
                                                                     Allocation        Telecomm          Bond             Value
                                                                      Strategy          Focus            Focus            Focus
(In thousands)                                                       Portfolio           Fund            Fund             Fund
                                                                 ---------------- ---------------- ---------------- ----------------
Assets
 Investments in Merrill Lynch Series Fund, Inc. (Cont'd), (Note 1):
   Global Allocation Strategy Portfolio, 8,536 shares
    (Cost $128,317)                                              $       102,179  $             0  $             0  $             0

 Investments in Merrill Lynch Variable
  Series Funds, Inc. (Note 1):
   Utilities & Telecommunications Focus Fund,  650 shares
    (Cost $7,918)                                                              0            5,359                0                0

   Global Bond Focus Fund, 15 shares
    (Cost $133)                                                                0                0              112                0

   Basic Value Focus Fund, 5,344 shares
    (Cost $73,753)                                                             0                0                0           71,988
                                                                 ---------------- ---------------- ---------------- ----------------

 Total Assets                                                            102,179            5,359              112           71,988

Liabilities
 Due to (from) Merrill Lynch Life Insurance Company                          820               43                1              578
                                                                 ---------------- ---------------- ---------------- ----------------
Net Assets                                                       $       101,359  $         5,316  $           111  $        71,410
                                                                 ================ ================ ================ ================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001 (continued)

                                                                                          Divisions Investing In
                                                                 -------------------------------------------------------------------
                                                                     Developing       Small Cap                           Global
                                                                      Capital           Value            Index            Growth
                                                                   Markets Focus        Focus             500             Focus
(In thousands)                                                          Fund             Fund             Fund             Fund
                                                                 ---------------- ---------------- ---------------- ----------------
Assets
 Investments in Merrill Lynch Variable
  Series Funds, Inc. (Cont'd), (Note 1):
   Developing Capital Markets Focus Fund, 478 shares
    (Cost $3,679)                                                $         3,518  $             0  $             0  $             0

   Small Cap Value Focus Fund, 1,379 shares
    (Cost $31,883)                                                             0           34,582                0                0

   Index 500 Fund, 1,891 shares
    (Cost $32,610)                                                             0                0           27,580                0

   Global Growth Focus Fund, 404 shares
    (Cost $5,149)                                                              0                0                0            3,598
                                                                 ---------------- ---------------- ---------------- ----------------

 Total Assets                                                              3,518           34,582           27,580            3,598

Liabilities
 Due to (from) Merrill Lynch Life Insurance Company                           28              278              221               29
                                                                 ---------------- ---------------- ---------------- ----------------
Net Assets                                                       $         3,490  $        34,304  $        27,359  $         3,569
                                                                 ================ ================ ================ ================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001 (continued)

                                                                                          Divisions Investing In
                                                                 -------------------------------------------------------------------
                                                                                      Large Cap        Mercury HW       Large Cap
                                                                      American          Value        International        Growth
                                                                      Balanced          Focus          Value VIP          Focus
(In thousands)                                                          Fund             Fund          Portfolio           Fund
                                                                 ---------------- ---------------- ---------------- ----------------
Assets
 Investments in Merrill Lynch Variable
  Series Funds, Inc. (Cont'd), (Note 1):
   American Balanced Fund, 66 shares
    (Cost $777)                                                  $           741  $             0  $             0  $             0

   Large Cap Value Focus Fund, 133 shares
    (Cost $1,312)                                                              0            1,360                0                0

 Investments in Mercury HW Variable Trust  (Note 1):
   Mercury HW International Value VIP Portfolio, 862 shares
    (Cost $8,394)                                                              0                0            8,355                0

 Investments in Mercury V.I. Funds, Inc. (Note 1):
   Large Cap Growth Focus Fund, 366 shares
    (Cost $3,769)                                                              0                0                0            3,301
                                                                 ---------------- ---------------- ---------------- ----------------

 Total Assets                                                                741            1,360            8,355            3,301

Liabilities
 Due to (from) Merrill Lynch Life Insurance Company                            6               11               67               27
                                                                 ---------------- ---------------- ---------------- ----------------
Net Assets                                                       $           735  $         1,349  $         8,288  $         3,274
                                                                 ================ ================ ================ ================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001 (continued)

                                                                                          Divisions Investing In
                                                                 -------------------------------------------------------------------
                                                                                                          MFS
                                                                                       Premier          Emerging           MFS
                                                                       Quasar           Growth           Growth          Research
(In thousands)                                                       Portfolio        Portfolio          Series           Series
                                                                 ---------------- ---------------- ---------------- ----------------
Assets
 Investments in Alliance Variable Products
  Series Fund, Inc. (Note 1):
   Quasar Portfolio, 112 shares
    (Cost $1,023)                                                $         1,119  $             0  $             0  $             0

   Premier Growth Portfolio, 1,231 shares
    (Cost $42,996)                                                             0           30,981                0                0

 Investments in MFS Variable Insurance Trust (Note 1):
   MFS Emerging Growth Series, 668 shares
    (Cost $21,050)                                                             0                0           12,017                0

   MFS Research Series, 433 shares
    (Cost $8,634)                                                              0                0                0            6,206
                                                                 ---------------- ---------------- ---------------- ----------------

 Total Assets                                                              1,119           30,981           12,017            6,206

Liabilities
 Due to (from) Merrill Lynch Life Insurance Company                            9              249               96               50
                                                                 ---------------- ---------------- ---------------- ----------------
Net Assets                                                       $         1,110  $        30,732  $        11,921  $         6,156
                                                                 ================ ================ ================ ================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001 (continued)

                                                                                          Divisions Investing In
                                                                 -------------------------------------------------------------------
                                                                                         AIM
                                                                        AIM          V.I. Capital
                                                                     V.I. Value      Appreciation         2002             2003
(In thousands)                                                          Fund             Fund            Trust            Trust
                                                                 ---------------- ---------------- ---------------- ----------------
Assets
 Investments in AIM Variable Insurance Funds, Inc. (Note 1):
   AIM V.I. Value Fund, 850 shares
    (Cost $25,686)                                               $        19,851  $             0  $             0  $             0

   AIM V.I. Capital Appreciation Fund, 285 shares
    (Cost $9,484)                                                              0            6,183                0                0

 Investments in the Merrill Lynch Fund of Stripped ("Zero")
  U.S. Treasury Securities, Series A through L (Note 1):
   2002 Trust, 10,597 trust units
   (Cost $8,771)                                                               0                0           10,599                0

   2003 Trust, 37,683 trust units
   (Cost $20,385)                                                              0                0                0           36,140
                                                                 ---------------- ---------------- ---------------- ----------------

 Total Assets                                                             19,851            6,183           10,599           36,140

Liabilities
 Due to (from) Merrill Lynch Life Insurance Company                          159               50              189              294
                                                                 ---------------- ---------------- ---------------- ----------------
Net Assets                                                       $        19,692  $         6,133  $        10,410  $        35,846
                                                                 ================ ================ ================ ================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001 (continued)

                                                                                          Divisions Investing In
                                                                 -------------------------------------------------------------------

                                                                       2004             2005             2006             2007
(In thousands)                                                         Trust            Trust            Trust            Trust
                                                                 ---------------- ---------------- ---------------- ----------------
Assets
 Investments in the Merrill Lynch Fund of Stripped ("Zero")
  U.S. Treasury Securities, Series A through L (Cont'd), (Note 1):
   2004 Trust, 9,405 trust units
    (Cost $6,996)                                                $         8,805  $             0  $             0  $             0

   2005 Trust, 18,802 trust units
    (Cost $11,509)                                                             0           16,844                0                0

   2006 Trust, 7,621 trust units
    (Cost $4,677)                                                              0                0            6,595                0

   2007 Trust, 12,925 trust units
    (Cost $6,732)                                                              0                0                0           10,504
                                                                 ---------------- ---------------- ---------------- ----------------

 Total Assets                                                              8,805           16,844            6,595           10,504

Liabilities
 Due to (from) Merrill Lynch Life Insurance Company                           69              136               53               90
                                                                 ---------------- ---------------- ---------------- ----------------
Net Assets                                                       $         8,736  $        16,708  $         6,542  $        10,414
                                                                 ================ ================ ================ ================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001 (continued)

                                                                                          Divisions Investing In
                                                                 -------------------------------------------------------------------

                                                                       2008             2009             2010             2011
(In thousands)                                                         Trust            Trust            Trust            Trust
                                                                 ---------------- ---------------- ---------------- ----------------
Assets
 Investments in the Merrill Lynch Fund of Stripped ("Zero")
  U.S. Treasury Securities, Series A through L (Cont'd), (Note 1):
   2008 Trust, 22,064 trust units
    (Cost $9,516)                                                $        16,508  $             0  $             0  $             0

   2009 Trust, 11,686 trust units
    (Cost $4,986)                                                              0            8,202                0                0

   2010 Trust, 9,661 trust units
    (Cost $5,898)                                                              0                0            6,275                0

   2011 Trust, 4,473 trust units
    (Cost $2,120)                                                              0                0                0            2,763
                                                                 ---------------- ---------------- ---------------- ----------------

 Total Assets                                                             16,508            8,202            6,275            2,763

Liabilities
 Due to (from) Merrill Lynch Life Insurance Company                          163               66               51               22
                                                                 ---------------- ---------------- ---------------- ----------------
Net Assets                                                       $        16,345  $         8,136  $         6,224  $         2,741
                                                                 ================ ================ ================ ================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001 (continued)

                                                                                    Divisions Investing In
                                                                 -----------------------------------------------------

                                                                       2013             2014             2019
(In thousands)                                                         Trust            Trust            Trust
                                                                 ---------------- ---------------- ----------------
Assets
 Investments in the Merrill Lynch Fund of Stripped ("Zero")
  U.S. Treasury Securities, Series A through L (Cont'd), (Note 1):
   2013 Trust, 1,962 trust units
    (Cost $767)                                                  $         1,057  $             0  $             0

   2014 Trust, 19,698 trust units
    (Cost $8,174)                                                              0            9,798                0

   2019 Trust, 7,784 trust units
    (Cost $2,877)                                                              0                0            2,790
                                                                 ---------------- ---------------- ----------------
 Total Assets                                                              1,057            9,798            2,790

Liabilities
 Due to (from) Merrill Lynch Life Insurance Company                            9               79               23
                                                                 ---------------- ---------------- ----------------
Net Assets                                                       $         1,048  $         9,719  $         2,767
                                                                 ================ ================ ================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                                          Intermediate            Core
                                                        Money              Government             Bond                Capital
                                                       Reserve                Bond               Strategy              Stock
(In thousands)                                        Portfolio            Portfolio            Portfolio            Portfolio
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $            14,649  $             9,193  $             4,414  $             1,863
 Mortality and Expense Charges (Note 3)                      (2,075)                (958)                (466)              (1,236)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                               12,574                8,235                3,948                  627
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                             0                 (318)                 405               (7,515)
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                  0                2,228                1,109              (19,523)
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                   0                1,910                1,514              (27,038)
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                   12,574               10,145                5,462              (26,411)
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                     246                   13                  115                  122
 Policy Loading, Net (Note 3)                                   (66)                 (16)                 (10)                 (39)
 Contract Owner Deaths                                       (6,438)              (5,645)              (1,901)              (3,888)
 Contract Owner Terminations                                (30,015)              (5,442)              (2,497)              (9,052)
 Policy Loans, Net                                              212                   35                 (716)              (1,574)
 Cost of Insurance (Note 3)                                  (7,498)              (3,474)              (1,743)              (4,376)
 Policy Loan Processing Charges                              (1,139)                (335)                (192)                (436)
 Transfers Among Investment Divisions                        36,152               10,283                7,788               (5,038)
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                      (8,546)              (4,581)                 844              (24,281)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                       4,028                5,564                6,306              (50,692)
Net Assets, Beginning Balance                               342,759              159,095               73,970              248,271
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $           346,787  $           164,659  $            80,276  $           197,579
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                     Fundamental            Balanced
                                                       Growth               Capital               High                Natural
                                                       Strategy             Strategy              Yield              Resources
(In thousands)                                        Portfolio            Portfolio            Portfolio            Portfolio
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $             1,623  $            22,552  $             5,078  $               109
 Mortality and Expense Charges (Note 3)                      (1,863)              (5,665)                (280)                 (84)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                 (240)              16,887                4,798                   25
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                       (14,881)             (28,882)              (7,215)               1,290
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                            (63,422)             (65,195)               3,037               (3,294)
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                             (78,303)             (94,077)              (4,178)              (2,004)
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                  (78,543)             (77,190)                 620               (1,979)
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                     198                  179                   24                    9
 Policy Loading, Net (Note 3)                                   (56)                 (73)                  (4)                  (3)
 Contract Owner Deaths                                       (3,273)             (17,491)                (885)                (339)
 Contract Owner Terminations                                (11,416)             (26,027)              (1,026)              (1,149)
 Policy Loans, Net                                           (2,851)              (5,687)                (948)                 335
 Cost of Insurance (Note 3)                                  (5,853)             (18,613)              (1,009)                (302)
 Policy Loan Processing Charges                                (557)              (1,868)                (135)                 (40)
 Transfers Among Investment Divisions                       (23,939)              51,954                  622                  318
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                     (47,747)             (17,626)              (3,361)              (1,171)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                    (126,290)             (94,816)              (2,741)              (3,150)
Net Assets, Beginning Balance                               408,165            1,022,851               48,070               15,311
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $           281,875  $           928,035  $            45,329  $            12,161
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                       Global                                  Utilities &         International
                                                      Allocation                                 Telecomm              Equity
                                                       Strategy            Balanced               Focus                Focus
(In thousands)                                        Portfolio            Portfolio              Fund                 Fund
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $             1,976  $               802  $               420  $                93
 Mortality and Expense Charges (Note 3)                        (653)                (149)                 (36)                 (11)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                1,323                  653                  384                   82
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                        (3,118)             (11,937)              (1,680)              (1,321)
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                             (9,598)               7,254                  282                  654
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                             (12,716)              (4,683)              (1,398)                (667)
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                  (11,393)              (4,030)              (1,014)                (585)
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                      46                    9                    0                    1
 Policy Loading, Net (Note 3)                                   (27)                  (8)                   0                    0
 Contract Owner Deaths                                       (1,548)                (866)                 (29)                   0
 Contract Owner Terminations                                 (3,607)                (482)                (161)                 (54)
 Policy Loans, Net                                           (1,513)                (369)                (199)                  (9)
 Cost of Insurance (Note 3)                                  (2,167)                 (65)                (121)                  (3)
 Policy Loan Processing Charges                                (249)                  14                  (11)                   2
 Transfers Among Investment Divisions                        (4,754)             (65,989)                (214)              (5,555)
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                     (13,819)             (67,756)                (735)              (5,618)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                     (25,212)             (71,786)              (1,749)              (6,203)
Net Assets, Beginning Balance                               126,571               71,786                7,065                6,203
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $           101,359  $                 0  $             5,316  $                 0
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                        Global               Basic              Developing           Small Cap
                                                        Bond                 Value               Capital               Value
                                                        Focus                Focus            Markets Focus            Focus
(In thousands)                                          Fund                 Fund                 Fund                 Fund
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 6  $             4,139  $                35  $             2,137
 Mortality and Expense Charges (Note 3)                          (1)                (393)                 (22)                (146)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                    5                3,746                   13                1,991
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                           (15)                (675)              (1,057)                (993)
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                  6                 (997)                 977                5,130
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                  (9)              (1,672)                 (80)               4,137
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                       (4)               2,074                  (67)               6,128
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                   26                    5                   10
 Policy Loading, Net (Note 3)                                     0                   (4)                  (1)                  (2)
 Contract Owner Deaths                                          (14)              (1,092)                  (5)                (227)
 Contract Owner Terminations                                      0               (1,760)                (101)                (629)
 Policy Loans, Net                                                0               (1,237)                 (80)                (555)
 Cost of Insurance (Note 3)                                      (2)              (1,416)                 (69)                (676)
 Policy Loan Processing Charges                                   0                 (168)                  (7)                 (82)
 Transfers Among Investment Divisions                           (49)              13,658                  (28)              13,108
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                         (65)               8,007                 (286)              10,947
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                         (69)              10,081                 (353)              17,075
Net Assets, Beginning Balance                                   180               61,329                3,843               17,229
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $               111  $            71,410  $             3,490  $            34,304
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                                            Balanced              Global
                                                        Index               Capital               Growth             American
                                                         500                 Focus                Focus               Balanced
(In thousands)                                           Fund                 Fund                 Fund                 Fund
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $               276  $                 6  $                38  $                19
 Mortality and Expense Charges (Note 3)                        (182)                  (1)                 (31)                  (3)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                   94                    5                    7                   16
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                          (829)                 (19)              (2,055)                  (2)
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                             (3,618)                 (12)                 528                  (37)
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                              (4,447)                 (31)              (1,527)                 (39)
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                   (4,353)                 (26)              (1,520)                 (23)
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                    0                    0                    0
 Policy Loading, Net (Note 3)                                    (9)                   0                   (1)                   0
 Contract Owner Deaths                                         (368)                   0                 (350)                   0
 Contract Owner Terminations                                   (665)                   0                 (281)                 (12)
 Policy Loans, Net                                             (140)                  (9)                (318)                 (21)
 Cost of Insurance (Note 3)                                    (442)                  (3)                 (86)                 (15)
 Policy Loan Processing Charges                                 (46)                   0                  (10)                  (3)
 Transfers Among Investment Divisions                         1,741                 (317)                (935)                 809
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                          71                 (329)              (1,981)                 758
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                      (4,282)                (355)              (3,501)                 735
Net Assets, Beginning Balance                                31,641                  355                7,070                    0
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $            27,359  $                 0  $             3,569  $               735
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                      Large Cap            Mercury HW           Large Cap
                                                        Value            International            Growth
                                                        Focus              Value VIP              Focus                Quasar
(In thousands)                                           Fund              Portfolio               Fund              Portfolio
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 5  $               374  $                 1  $                40
 Mortality and Expense Charges (Note 3)                          (3)                 (44)                 (17)                  (7)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                    2                  330                  (16)                  33
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                           (34)              (1,214)                (275)                (339)
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                 48                 (165)                   2                  130
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                  14               (1,379)                (273)                (209)
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                       16               (1,049)                (289)                (176)
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                    1                    0                    0
 Policy Loading, Net (Note 3)                                     0                   (1)                   0                    0
 Contract Owner Deaths                                            0                 (118)                   0                    0
 Contract Owner Terminations                                      0                  (95)                 (91)                 (13)
 Policy Loans, Net                                               (8)                (131)                 (13)                 (16)
 Cost of Insurance (Note 3)                                     (17)                (154)                 (47)                 (18)
 Policy Loan Processing Charges                                  (3)                 (18)                  (3)                  (3)
 Transfers Among Investment Divisions                         1,361                5,938                   67                   45
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                       1,333                5,422                  (87)                  (5)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                       1,349                4,373                 (376)                (181)
Net Assets, Beginning Balance                                     0                3,915                3,650                1,291
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $             1,349  $             8,288  $             3,274  $             1,110
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                                              MFS
                                                       Premier              Emerging               MFS                AIM V.I.
                                                        Growth               Growth              Research              Value
(In thousands)                                        Portfolio              Series               Series                Fund
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $             1,958  $             1,015  $               984  $               428
 Mortality and Expense Charges (Note 3)                        (224)                 (94)                 (46)                (137)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                1,734                  921                  938                  291
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                        (1,849)              (2,517)                (174)                 (26)
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                             (7,455)              (5,726)              (2,735)              (3,477)
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                              (9,304)              (8,243)              (2,909)              (3,503)
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                   (7,570)              (7,322)              (1,971)              (3,212)
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       1                    0                    0                    1
 Policy Loading, Net (Note 3)                                   (10)                  (5)                  (1)                  (7)
 Contract Owner Deaths                                         (589)                (104)                 (60)                (399)
 Contract Owner Terminations                                   (759)                (197)                (153)                (587)
 Policy Loans, Net                                             (777)                (219)                (128)                (391)
 Cost of Insurance (Note 3)                                    (585)                (203)                (125)                (360)
 Policy Loan Processing Charges                                 (78)                 (28)                 (17)                 (42)
 Transfers Among Investment Divisions                          (868)              (1,987)                (301)                 189
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                      (3,665)              (2,743)                (785)              (1,596)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                     (11,235)             (10,065)              (2,756)              (4,808)
Net Assets, Beginning Balance                                41,967               21,986                8,912               24,500
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $            30,732  $            11,921  $             6,156  $            19,692
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                       AIM V.I.
                                                       Capital
                                                     Appreciation            2001                 2002                 2003
(In thousands)                                           Fund                Trust                Trust                Trust
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $               511  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                         (43)                 (27)                 (64)                (208)
 Transaction Charges (Note 3)                                     0                  (16)                 (36)                (125)
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  468                  (43)                (100)                (333)
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                        (1,433)              14,483                  580                2,766
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                             (1,035)             (14,289)                 (28)                 354
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                              (2,468)                 194                  552                3,120
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                   (2,000)                 151                  452                2,787
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                    0                    0                    2
 Policy Loading, Net (Note 3)                                    (3)                   0                   (4)                  (2)
 Contract Owner Deaths                                          (50)                (155)                (176)                (714)
 Contract Owner Terminations                                   (158)                (120)                (606)              (1,206)
 Policy Loans, Net                                             (228)                 (37)                 (57)                (379)
 Cost of Insurance (Note 3)                                    (129)                 176                 (208)                (649)
 Policy Loan Processing Charges                                 (20)                  28                  (14)                 (67)
 Transfers Among Investment Divisions                          (414)             (37,741)               1,428                1,024
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                      (1,002)             (37,849)                 363               (1,991)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                      (3,002)             (37,698)                 815                  796
Net Assets, Beginning Balance                                 9,135               37,698                9,595               35,050
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $             6,133  $                 0  $            10,410  $            35,846
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------

                                                        2004                 2005                 2006                 2007
(In thousands)                                          Trust                Trust                Trust                Trust
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                         (49)                 (94)                 (40)                 (61)
 Transaction Charges (Note 3)                                   (30)                 (58)                 (22)                 (36)
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  (79)                (152)                 (62)                 (97)
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                           398                1,121                  216                  839
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                378                  378                  307                  (40)
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                 776                1,499                  523                  799
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      697                1,347                  461                  702
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                    3                    0                    0
 Policy Loading, Net (Note 3)                                     0                    0                   (1)                   0
 Contract Owner Deaths                                         (249)                (457)                (122)                (727)
 Contract Owner Terminations                                   (451)                (889)                (137)                (127)
 Policy Loans, Net                                              (90)                 200                  326                 (196)
 Cost of Insurance (Note 3)                                    (160)                (295)                (145)                (199)
 Policy Loan Processing Charges                                 (10)                 (29)                 (21)                 (21)
 Transfers Among Investment Divisions                           740                  480                  559                1,116
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                        (220)                (987)                 459                 (154)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                         477                  360                  920                  548
Net Assets, Beginning Balance                                 8,259               16,348                5,622                9,866
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $             8,736  $            16,708  $             6,542  $            10,414
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

                                                                               Divisions Investing In
                                                ------------------------------------------------------------------------------------

                                                        2008                 2009                 2010                 2011
(In thousands)                                          Trust                Trust                Trust                Trust
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                         (98)                 (49)                 (44)                 (16)
 Transaction Charges (Note 3)                                   (57)                 (29)                 (26)                 (10)
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                 (155)                 (78)                 (70)                 (26)
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                         1,234                1,056                1,029                  175
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                               (101)                (537)                (621)                 (62)
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                               1,133                  519                  408                  113
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      978                  441                  338                   87
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       3                    0                    4                    0
 Policy Loading, Net (Note 3)                                    (2)                  (1)                  (1)                   0
 Contract Owner Deaths                                         (337)                 (81)                 (30)                (156)
 Contract Owner Terminations                                   (445)                (882)                (389)                   0
 Policy Loans, Net                                               58                  (71)                   4                  (86)
 Cost of Insurance (Note 3)                                    (305)                (180)                (121)                 (44)
 Policy Loan Processing Charges                                 (41)                 (30)                 (10)                  (3)
 Transfers Among Investment Divisions                           199                 (136)                (799)                 111
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                        (870)              (1,381)              (1,342)                (178)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                         108                 (940)              (1,004)                 (91)
Net Assets, Beginning Balance                                16,237                9,076                7,228                2,832
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $            16,345  $             8,136  $             6,224  $             2,741
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (continued)

                                                                       Divisions Investing In
                                                ---------------------------------------------------------------

                                                        2013                 2014                 2019
(In thousands)                                          Trust                Trust                Trust
                                                -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                          (7)                 (61)                 (17)
 Transaction Charges (Note 3)                                    (4)                 (37)                 (11)
                                                -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  (11)                 (98)                 (28)
                                                -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                           126                  364                  499
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                (81)                (132)                (595)
                                                -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                  45                  232                  (96)
                                                -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                       34                  134                 (124)
                                                -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                    1                    0
 Policy Loading, Net (Note 3)                                     0                    0                    0
 Contract Owner Deaths                                            0                 (588)                   0
 Contract Owner Terminations                                    (60)                (899)                  (8)
 Policy Loans, Net                                              (11)                   0                  (83)
 Cost of Insurance (Note 3)                                     (15)                (193)                 (76)
 Policy Loan Processing Charges                                  (2)                 (29)                  (6)
 Transfers Among Investment Divisions                          (132)                (776)                 282
                                                -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                        (220)              (2,484)                 109
                                                -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                        (186)              (2,350)                 (15)
Net Assets, Beginning Balance                                 1,234               12,069                2,782
                                                -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $             1,048  $             9,719  $             2,767
                                                ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                                          Intermediate            Core
                                                        Money              Government             Bond                Capital
                                                       Reserve                Bond               Strategy              Stock
(In thousands)                                        Portfolio            Portfolio            Portfolio            Portfolio
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $            21,781  $             9,384  $             4,836  $            70,533
 Mortality and Expense Charges (Note 3)                      (2,059)                (893)                (433)              (1,712)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                               19,722                8,491                4,403               68,821
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                             0               (3,637)              (2,042)              12,209
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                  0               11,560                4,035             (109,587)
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                   0                7,923                1,993              (97,378)
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                   19,722               16,414                6,396              (28,557)
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                     288                   23                  114                  134
 Policy Loading, Net (Note 3)                                   (68)                 (32)                 (22)                 (73)
 Contract Owner Deaths                                       (7,874)              (3,146)              (1,403)              (7,475)
 Contract Owner Terminations                                (21,579)              (5,283)              (3,993)              (7,736)
 Policy Loans, Net                                           (3,130)              (2,102)                (756)              (3,670)
 Cost of Insurance (Note 3)                                  (6,748)              (2,880)              (1,426)              (5,090)
 Policy Loan Processing Charges                              (1,013)                (256)                (152)                (480)
 Transfers Among Investment Divisions                        13,744               (9,134)              (5,836)              (6,368)
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                     (26,380)             (22,810)             (13,474)             (30,758)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                      (6,658)              (6,396)              (7,078)             (59,315)
Net Assets, Beginning Balance                               349,417              165,491               81,048              307,586
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $           342,759  $           159,095  $            73,970  $           248,271
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                     Fundamental            Balanced
                                                       Growth               Capital               High                Natural
                                                       Strategy             Strategy              Yield              Resources
(In thousands)                                        Portfolio            Portfolio            Portfolio            Portfolio
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $           102,657  $           174,431  $             5,445  $               120
 Mortality and Expense Charges (Note 3)                      (2,699)              (6,682)                (321)                 (71)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                               99,958              167,749                5,124                   49
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                        18,159               15,652               (6,600)               1,988
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                           (149,770)            (242,423)              (1,552)               1,762
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                            (131,611)            (226,771)              (8,152)               3,750
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                  (31,653)             (59,022)              (3,028)               3,799
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                     247                  176                   26                    5
 Policy Loading, Net (Note 3)                                   (77)                (108)                 (15)                  (8)
 Contract Owner Deaths                                       (5,675)             (22,892)                (972)                (152)
 Contract Owner Terminations                                 (8,412)             (29,407)              (2,522)                (265)
 Policy Loans, Net                                           (6,576)             (15,568)              (1,059)                 416
 Cost of Insurance (Note 3)                                  (7,508)             (19,238)                (890)                (276)
 Policy Loan Processing Charges                                (753)              (1,678)                (106)                 (40)
 Transfers Among Investment Divisions                        24,798              (27,567)              (8,235)               2,576
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                      (3,956)            (116,282)             (13,773)               2,256
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                     (35,609)            (175,304)             (16,801)               6,055
Net Assets, Beginning Balance                               443,774            1,198,155               64,871                9,256
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $           408,165  $         1,022,851  $            48,070  $            15,311
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                       Global                                  Utilities &         International
                                                      Allocation                                 Telecomm              Equity
                                                       Strategy            Balanced               Focus                Focus
(In thousands)                                        Portfolio            Portfolio               Fund                 Fund
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $            18,615  $             8,547  $             2,748  $               383
 Mortality and Expense Charges (Note 3)                        (862)                (478)                 (41)                 (43)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                               17,753                8,069                2,707                  340
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                         1,754                1,550                  179                  311
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                            (33,861)             (10,823)              (3,170)              (2,088)
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                             (32,107)              (9,273)              (2,991)              (1,777)
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                  (14,354)              (1,204)                (284)              (1,437)
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                      59                   31                    0                    2
 Policy Loading, Net (Note 3)                                   (50)                 (45)                  (1)                  (2)
 Contract Owner Deaths                                       (3,174)              (3,492)                   0                 (204)
 Contract Owner Terminations                                 (4,685)              (3,545)                (238)                (275)
 Policy Loans, Net                                           (1,501)                (664)                   5                 (105)
 Cost of Insurance (Note 3)                                  (2,486)              (1,387)                (116)                (114)
 Policy Loan Processing Charges                                (264)                (122)                  (9)                 (12)
 Transfers Among Investment Divisions                        (6,267)              (2,168)                 613                  894
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                     (18,368)             (11,392)                 254                  184
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                     (32,722)             (12,596)                 (30)              (1,253)
Net Assets, Beginning Balance                               159,293               84,382                7,095                7,456
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $           126,571  $            71,786  $             7,065  $             6,203
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                        Global               Basic              Developing           Small Cap
                                                        Bond                 Value               Capital               Value
                                                        Focus                Focus            Markets Focus            Focus
(In thousands)                                          Fund                 Fund                 Fund                 Fund
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                11  $             6,357  $                45  $             3,806
 Mortality and Expense Charges (Note 3)                          (2)                (324)                 (33)                 (79)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                    9                6,033                   12                3,727
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                           (29)              (1,462)                 437                1,856
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                 14                1,931               (2,154)              (3,983)
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                 (15)                 469               (1,717)              (2,127)
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                       (6)               6,502               (1,705)               1,600
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                   13                    5                    7
 Policy Loading, Net (Note 3)                                     0                   (6)                  (1)                  (3)
 Contract Owner Deaths                                            0               (1,379)                 (35)                (255)
 Contract Owner Terminations                                     (1)              (2,187)                 (48)                (916)
 Policy Loans, Net                                              (43)              (1,261)                (542)                (181)
 Cost of Insurance (Note 3)                                      (2)                (949)                 (79)                (326)
 Policy Loan Processing Charges                                   0                  (99)                  (7)                 (37)
 Transfers Among Investment Divisions                           (86)               4,325               (1,021)               7,949
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                        (132)              (1,543)              (1,728)               6,238
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                        (138)               4,959               (3,433)               7,838
Net Assets, Beginning Balance                                   318               56,370                7,276                9,391
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $               180  $            61,329  $             3,843  $            17,229
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                                            Balanced              Global             Mercury HW
                                                        Index               Capital               Growth           International
                                                         500                 Focus                Focus              Value VIP
(In thousands)                                           Fund                 Fund                 Fund              Portfolio
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $               349  $                10  $               492  $                56
 Mortality and Expense Charges (Note 3)                        (208)                  (2)                 (42)                 (23)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  141                    8                  450                   33
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                         1,998                   (5)                 266                  192
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                             (5,603)                  12               (2,393)                  51
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                              (3,605)                   7               (2,127)                 243
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                   (3,464)                  15               (1,677)                 276
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                    0                    0                    0
 Policy Loading, Net (Note 3)                                    (9)                   0                   (2)                  (1)
 Contract Owner Deaths                                         (196)                   0                  (29)                 (28)
 Contract Owner Terminations                                   (355)                 (17)                (103)                (262)
 Policy Loans, Net                                            1,648                   (9)                (267)                 168
 Cost of Insurance (Note 3)                                    (522)                  (5)                (149)                 (57)
 Policy Loan Processing Charges                                 (53)                   0                  (17)                  (4)
 Transfers Among Investment Divisions                         2,472                  (78)               7,135                1,481
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                       2,985                 (109)               6,568                1,297
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                        (479)                 (94)               4,891                1,573
Net Assets, Beginning Balance                                32,120                  449                2,179                2,342
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $            31,641  $               355  $             7,070  $             3,915
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                      Large Cap                                                         MFS
                                                        Growth                                   Premier              Emerging
                                                        Focus                Quasar               Growth               Growth
(In thousands)                                           Fund              Portfolio            Portfolio              Series
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                57  $                33  $             2,580  $             1,563
 Mortality and Expense Charges (Note 3)                         (25)                  (8)                (310)                (168)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                   32                   25                2,270                1,395
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                           127                 (146)               4,516                4,733
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                               (833)                (123)             (15,719)             (12,166)
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                (706)                (269)             (11,203)              (7,433)
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                     (674)                (244)              (8,933)              (6,038)
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                    0                    1                    0
 Policy Loading, Net (Note 3)                                     0                    0                  (16)                 (10)
 Contract Owner Deaths                                         (252)                   0               (1,256)                (594)
 Contract Owner Terminations                                    (99)                (108)              (1,546)                (905)
 Policy Loans, Net                                              (64)                 (23)                (618)                (375)
 Cost of Insurance (Note 3)                                     (63)                 (24)                (763)                (425)
 Policy Loan Processing Charges                                  (3)                  (3)                 (83)                 (33)
 Transfers Among Investment Divisions                         1,599                1,003                3,568                7,718
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                       1,118                  845                 (713)               5,376
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                         444                  601               (9,646)                (662)
Net Assets, Beginning Balance                                 3,206                  690               51,613               22,648
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $             3,650  $             1,291  $            41,967  $            21,986
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                                                                 AIM V.I.
                                                         MFS                AIM V.I.             Capital
                                                       Research              Value             Appreciation            2000
(In thousands)                                          Series                Fund                 Fund                Trust
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $               596  $             1,124  $               262  $                 0
 Mortality and Expense Charges (Note 3)                         (60)                (175)                 (62)                 (13)
 Transaction Charges (Note 3)                                     0                    0                    0                   (7)
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  536                  949                  200                  (20)
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                           471                1,700                1,316                3,441
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                             (1,507)              (7,139)              (3,423)              (3,333)
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                              (1,036)              (5,439)              (2,107)                 108
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                     (500)              (4,490)              (1,907)                  88
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                    1                    0                    0
 Policy Loading, Net (Note 3)                                    (3)                 (11)                  (6)                  (1)
 Contract Owner Deaths                                         (292)                (509)                 (81)                (302)
 Contract Owner Terminations                                   (268)                (789)                (258)                (198)
 Policy Loans, Net                                             (358)                (557)                 (94)                   8
 Cost of Insurance (Note 3)                                    (160)                (431)                (191)                  80
 Policy Loan Processing Charges                                 (17)                 (38)                 (21)                  14
 Transfers Among Investment Divisions                         2,031                5,658                6,231              (19,434)
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                         933                3,324                5,580              (19,833)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                         433               (1,166)               3,673              (19,745)
Net Assets, Beginning Balance                                 8,479               25,666                5,462               19,745
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $             8,912  $            24,500  $             9,135  $                 0
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------

                                                        2001                 2002                 2003                 2004
(In thousands)                                          Trust                Trust                Trust                Trust
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                        (223)                 (57)                (196)                 (44)
 Transaction Charges (Note 3)                                  (133)                 (32)                (117)                 (27)
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                 (356)                 (89)                (313)                 (71)
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                         3,473                  328                2,945                  220
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                             (1,068)                 398                  504                  648
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                               2,405                  726                3,449                  868
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                    2,049                  637                3,136                  797
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       3                    0                   21                    0
 Policy Loading, Net (Note 3)                                    (6)                  (6)                  (2)                  (2)
 Contract Owner Deaths                                         (438)                   0                 (364)                   0
 Contract Owner Terminations                                   (957)                (304)              (1,729)                 (99)
 Policy Loans, Net                                             (504)                (166)                (269)                 (28)
 Cost of Insurance (Note 3)                                    (774)                (185)                (666)                (143)
 Policy Loan Processing Charges                                 (71)                 (14)                 (69)                 (10)
 Transfers Among Investment Divisions                        (2,006)               1,349                  125                  765
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                      (4,753)                 674               (2,953)                 483
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                      (2,704)               1,311                  183                1,280
Net Assets, Beginning Balance                                40,402                8,284               34,867                6,979
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $            37,698  $             9,595  $            35,050  $             8,259
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------

                                                        2005                 2006                 2007                 2008
(In thousands)                                          Trust                Trust                Trust                Trust
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                         (89)                 (35)                 (59)                 (94)
 Transaction Charges (Note 3)                                   (56)                 (19)                 (35)                 (55)
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                 (145)                 (54)                 (94)                (149)
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                         1,760                  212                1,370                2,113
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                275                  575                  218                  669
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                               2,035                  787                1,588                2,782
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                    1,890                  733                1,494                2,633
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                     (18)                   0                    0                    3
 Policy Loading, Net (Note 3)                                    (1)                  (4)                   0                   (1)
 Contract Owner Deaths                                         (599)                   0                 (269)                (142)
 Contract Owner Terminations                                   (570)                 (87)                (541)              (1,284)
 Policy Loans, Net                                             (118)                (299)                 (88)                (210)
 Cost of Insurance (Note 3)                                    (309)                (127)                (209)                (333)
 Policy Loan Processing Charges                                 (28)                 (17)                 (21)                 (41)
 Transfers Among Investment Divisions                          (220)                (277)                (981)              (1,374)
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                      (1,863)                (811)              (2,109)              (3,382)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                          27                  (78)                (615)                (749)
Net Assets, Beginning Balance                                16,321                5,700               10,481               16,986
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $            16,348  $             5,622  $             9,866  $            16,237
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

                                                                               Divisions Investing In
                                                ------------------------------------------------------------------------------------

                                                        2009                 2010                 2011                 2013
(In thousands)                                          Trust                Trust                Trust                Trust
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                         (48)                 (40)                 (14)                  (7)
 Transaction Charges (Note 3)                                   (29)                 (23)                  (8)                  (4)
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  (77)                 (63)                 (22)                 (11)
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                           504                  202                   60                   52
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                              1,105                1,188                  458                  214
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                               1,609                1,390                  518                  266
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                    1,532                1,327                  496                  255
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                    3                    0                    0
 Policy Loading, Net (Note 3)                                    (1)                  (2)                   0                    0
 Contract Owner Deaths                                           (3)                   0                    0                    0
 Contract Owner Terminations                                   (101)                (127)                   0                    0
 Policy Loans, Net                                               80                 (196)                  11                  153
 Cost of Insurance (Note 3)                                    (187)                (109)                 (47)                 (17)
 Policy Loan Processing Charges                                 (32)                 (12)                  (5)                  (3)
 Transfers Among Investment Divisions                          (369)                 698                  981                 (186)
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                        (613)                 255                  940                  (53)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                         919                1,582                1,436                  202
Net Assets, Beginning Balance                                 8,157                5,646                1,396                1,032
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, Ending Balance                      $             9,076  $             7,228  $             2,832  $             1,234
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)

                                                           Divisions Investing In
                                                -----------------------------------------

                                                        2014                 2019
(In thousands)                                          Trust                Trust
                                                -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                         (71)                 (17)
 Transaction Charges (Note 3)                                   (43)                 (10)
                                                -------------------- --------------------
  Net Investment Income (Loss)                                 (114)                 (27)
                                                -------------------- --------------------

Realized and Unrealized Gains (Losses)
 on Investments:
 Net Realized Gains (Losses) (Note 2)                          (164)                 283
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                              3,326                  586
                                                -------------------- --------------------
 Net Gain (Loss) on Investments                               3,162                  869
                                                -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                    3,048                  842
                                                -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       2                    0
 Policy Loading, Net (Note 3)                                    (2)                   0
 Contract Owner Deaths                                         (422)                   0
 Contract Owner Terminations                                 (1,154)                  (8)
 Policy Loans, Net                                             (185)                 (88)
 Cost of Insurance (Note 3)                                    (225)                 (36)
 Policy Loan Processing Charges                                 (35)                  (2)
 Transfers Among Investment Divisions                        (3,371)              (2,735)
                                                -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                      (5,392)              (2,869)
                                                -------------------- --------------------

Total Increase (Decrease) in Net Assets                      (2,344)              (2,027)
Net Assets, Beginning Balance                                14,413                4,809
                                                -------------------- --------------------
Net Assets, Ending Balance                      $            12,069  $             2,782
                                                ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                                          Intermediate            Core
                                                        Money              Government             Bond                Capital
                                                       Reserve                Bond               Strategy              Stock
(In thousands)                                        Portfolio            Portfolio            Portfolio            Portfolio
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $            19,119  $            11,862  $             6,112  $            50,286
 Mortality and Expense Charges (Note 3)                      (2,249)              (1,015)                (499)              (1,531)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                               16,870               10,847                5,613               48,755
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                             0               (2,183)              (1,070)               5,891
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                  0              (12,023)              (7,170)              19,330
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                   0              (14,206)              (8,240)              25,221
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                   16,870               (3,359)              (2,627)              73,976
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                     408                   68                  163                  263
 Policy Loading, Net (Note 3)                                  (652)                 (28)                 (29)                (100)
 Contract Owner Deaths                                       (6,747)              (3,109)              (1,538)              (2,479)
 Contract Owner Terminations                                (25,469)              (3,719)              (2,680)              (6,363)
 Policy Loans, Net                                           (4,436)              (1,301)                (953)              (2,029)
 Cost of Insurance (Note 3)                                  (7,272)              (3,240)              (1,643)              (4,220)
 Policy Loan Processing Charges                              (1,081)                (300)                (188)                (415)
 Transfers Among Investment Divisions                         8,033               (7,272)                (387)              (3,930)
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                     (37,216)             (18,901)              (7,255)             (19,273)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                     (20,346)             (22,260)              (9,882)              54,703
Net Assets, Beginning of Period                             369,763              187,751               90,930              252,883
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, End of Period                       $           349,417  $           165,491  $            81,048  $           307,586
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                     Fundamental            Balanced
                                                       Growth               Capital               High                Natural
                                                       Strategy             Strategy              Yield              Resources
(In thousands)                                        Portfolio            Portfolio            Portfolio            Portfolio
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $           104,798  $           201,590  $             7,989  $               328
 Mortality and Expense Charges (Note 3)                      (2,079)              (6,533)                (412)                 (58)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                              102,719              195,057                7,577                  270
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                        13,482               16,160               (4,326)              (1,289)
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                              5,943               (9,831)                 230                3,070
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                              19,425                6,329               (4,096)               1,781
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                  122,144              201,386                3,481                2,051
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                     388                  263                   46                    8
 Policy Loading, Net (Note 3)                                   (29)                 (14)                   7                    1
 Contract Owner Deaths                                       (2,646)             (18,753)              (1,568)                (102)
 Contract Owner Terminations                                 (6,886)             (33,978)              (2,310)                (567)
 Policy Loans, Net                                           (3,021)              (9,366)                (880)                 124
 Cost of Insurance (Note 3)                                  (5,300)             (18,096)              (1,248)                (187)
 Policy Loan Processing Charges                                (587)              (1,667)                (154)                 (29)
 Transfers Among Investment Divisions                        17,243              (42,896)             (10,512)                (883)
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                        (838)            (124,507)             (16,619)              (1,635)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                     121,306               76,879              (13,138)                 416
Net Assets, Beginning of Period                             322,468            1,121,276               78,009                8,840
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, End of Period                       $           443,774  $         1,198,155  $            64,871  $             9,256
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                       Global                                  Utilities &         International
                                                      Allocation                                 Telecomm              Equity
                                                       Strategy            Balanced               Focus                Focus
(In thousands)                                        Portfolio            Portfolio              Fund                 Fund
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $            18,526  $            14,230  $               873  $               336
 Mortality and Expense Charges (Note 3)                        (875)                (518)                 (38)                 (40)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                               17,651               13,712                  835                  296
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                         1,918                  570                  259                  991
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                              8,119               (7,843)                (369)                 949
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                              10,037               (7,273)                (110)               1,940
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                   27,688                6,439                  725                2,236
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                     180                  157                    2                   15
 Policy Loading, Net (Note 3)                                   (59)                 (40)                  (6)                  18
 Contract Owner Deaths                                       (1,316)                (637)                 (56)                 (91)
 Contract Owner Terminations                                 (4,570)              (2,703)                (121)                (216)
 Policy Loans, Net                                           (2,698)                (479)                 (53)                 (44)
 Cost of Insurance (Note 3)                                  (2,271)              (1,464)                (115)                (108)
 Policy Loan Processing Charges                                (243)                (130)                 (14)                 (14)
 Transfers Among Investment Divisions                       (14,487)              (3,638)                 571                 (924)
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                     (25,464)              (8,934)                 208               (1,364)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                       2,224               (2,495)                 933                  872
Net Assets, Beginning of Period                             157,069               86,877                6,162                6,584
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, End of Period                       $           159,293  $            84,382  $             7,095  $             7,456
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                        Global               Basic              Developing           Small Cap
                                                        Bond                 Value               Capital               Value
                                                        Focus                Focus            Markets Focus            Focus
(In thousands)                                          Fund                 Fund                 Fund                 Fund
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                42  $            11,145  $               100  $             1,063
 Mortality and Expense Charges (Note 3)                          (4)                (282)                 (24)                 (44)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                   38               10,863                   76                1,019
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                           (99)                  95                  183               (1,035)
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                (46)              (3,146)               1,827                2,266
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                (145)              (3,051)               2,010                1,231
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                     (107)               7,812                2,086                2,250
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                   34                    4                    9
 Policy Loading, Net (Note 3)                                     0                   (4)                  (1)                  13
 Contract Owner Deaths                                            0                 (798)                 (34)                 (41)
 Contract Owner Terminations                                      1               (1,251)                 (25)                (340)
 Policy Loans, Net                                              (16)                (265)                 (98)                 (46)
 Cost of Insurance (Note 3)                                      (3)                (891)                 (71)                (130)
 Policy Loan Processing Charges                                   0                  (94)                  (7)                 (14)
 Transfers Among Investment Divisions                        (1,967)              12,522                2,846                  (15)
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                      (1,985)               9,253                2,614                 (564)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                      (2,092)              17,065                4,700                1,686
Net Assets, Beginning of Period                               2,410               39,305                2,576                7,705
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, End of Period                       $               318  $            56,370  $             7,276  $             9,391
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                                           Balanced               Global             Mercury HW
                                                        Index               Capital               Growth           International
                                                         500                 Focus                Focus              Value VIP
(In thousands)                                           Fund                Fund                 Fund              Portfolio
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $               999  $                11  $                27  $                12
 Mortality and Expense Charges (Note 3)                        (155)                  (1)                  (2)                  (4)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  844                   10                   25                    8
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                         1,789                   (7)                  72                   86
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                              1,924                   (1)                 314                   75
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                               3,713                   (8)                 386                  161
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                    4,557                    2                  411                  169
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                      13                    0                    0                    0
 Policy Loading, Net (Note 3)                                    (7)                   0                    0                    3
 Contract Owner Deaths                                          (79)                   0                    0                    0
 Contract Owner Terminations                                   (748)                   0                    0                    0
 Policy Loans, Net                                              397                    0                  (10)                  (9)
 Cost of Insurance (Note 3)                                    (453)                  (7)                 (17)                 (23)
 Policy Loan Processing Charges                                 (57)                  (1)                  (2)                  (2)
 Transfers Among Investment Divisions                        11,821                  455                1,797                2,204
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                      10,887                  447                1,768                2,173
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                      15,444                  449                2,179                2,342
Net Assets, Beginning of Period                              16,676                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, End of Period                       $            32,120  $               449  $             2,179  $             2,342
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                      Large Cap                                                         MFS
                                                        Growth                                   Premier              Emerging
                                                        Focus                Quasar               Growth               Growth
(In thousands)                                           Fund              Portfolio            Portfolio              Series
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                19  $                 0  $               496  $                 0
 Mortality and Expense Charges (Note 3)                          (6)                  (1)                (237)                 (68)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                   13                   (1)                 259                  (68)
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                            70                    5                2,734                  705
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                364                   90                7,695                8,004
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                 434                   95               10,429                8,709
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      447                   94               10,688                8,641
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                    0                    3                   14
 Policy Loading, Net (Note 3)                                     0                    0                   (5)                   1
 Contract Owner Deaths                                            0                    0                 (248)                 (18)
 Contract Owner Terminations                                      1                    1                 (584)                 (72)
 Policy Loans, Net                                              (36)                  (1)                (730)                (206)
 Cost of Insurance (Note 3)                                     (33)                  (6)                (696)                (191)
 Policy Loan Processing Charges                                  (4)                  (1)                 (81)                 (16)
 Transfers Among Investment Divisions                         2,831                  603               21,100                7,664
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                       2,759                  596               18,759                7,176
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                       3,206                  690               29,447               15,817
Net Assets, Beginning of Period                                   0                    0               22,166                6,831
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, End of Period                       $             3,206  $               690  $            51,613  $            22,648
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------
                                                                                                   AIM
                                                         MFS                  AIM              V.I. Capital
                                                       Research            V.I. Value          Appreciation            1999
(In thousands)                                          Series                Fund                 Fund                Trust
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                78  $               413  $               108  $                 0
 Mortality and Expense Charges (Note 3)                         (42)                (103)                 (17)                 (15)
 Transaction Charges (Note 3)                                     0                    0                    0                   (8)
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                   36                  310                   91                  (23)
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                           227                  576                  206                4,332
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                              1,284                3,600                  996               (4,232)
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                               1,511                4,176                1,202                  100
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                    1,547                4,486                1,293                   77
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       8                   13                    4                    0
 Policy Loading, Net (Note 3)                                     0                   (2)                   2                   (3)
 Contract Owner Deaths                                         (131)                 (51)                (168)                (134)
 Contract Owner Terminations                                   (156)                (142)                (193)                (194)
 Policy Loans, Net                                              (32)                  73                 (144)                (124)
 Cost of Insurance (Note 3)                                    (106)                (306)                 (59)                  68
 Policy Loan Processing Charges                                 (11)                 (29)                  (6)                  17
 Transfers Among Investment Divisions                         2,250               13,189                2,735              (21,237)
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                       1,822               12,745                2,171              (21,607)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                       3,369               17,231                3,464              (21,530)
Net Assets, Beginning of Period                               5,110                8,435                1,998               21,530
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, End of Period                       $             8,479  $            25,666  $             5,462  $                 0
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------

                                                        2000                 2001                 2002                 2003
(In thousands)                                          Trust                Trust                Trust                Trust
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                        (111)                (245)                 (54)                (212)
 Transaction Charges (Note 3)                                   (68)                (144)                 (29)                (126)
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                 (179)                (389)                 (83)                (338)
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                           752                3,334                  525                3,321
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                137               (2,069)                (432)              (3,999)
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                 889                1,265                   93                 (678)
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      710                  876                   10               (1,016)
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                    4                    0                   21
 Policy Loading, Net (Note 3)                                    (4)                 (15)                  (8)                  (7)
 Contract Owner Deaths                                         (175)                (193)                 (44)                (668)
 Contract Owner Terminations                                   (914)              (1,747)                (188)              (1,438)
 Policy Loans, Net                                             (188)                (401)                  45                 (700)
 Cost of Insurance (Note 3)                                    (380)                (739)                (145)                (586)
 Policy Loan Processing Charges                                 (31)                (106)                 (10)                 (63)
 Transfers Among Investment Divisions                         1,243               (1,377)                (362)              (1,153)
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                        (449)              (4,574)                (712)              (4,594)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                         261               (3,698)                (702)              (5,610)
Net Assets, Beginning of Period                              19,484               44,100                8,986               40,477
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, End of Period                       $            19,745  $            40,402  $             8,284  $            34,867
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------

                                                        2004                 2005                 2006                 2007
(In thousands)                                          Trust                Trust                Trust                Trust
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                         (40)                 (98)                 (37)                 (69)
 Transaction Charges (Note 3)                                   (24)                 (61)                 (20)                 (40)
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  (64)                (159)                 (57)                (109)
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                           159                1,723                   66                1,108
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                               (320)              (2,506)                (437)              (2,043)
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                (161)                (783)                (371)                (935)
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                     (225)                (942)                (428)              (1,044)
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                    3                    0                    0
 Policy Loading, Net (Note 3)                                     9                   17                    8                    6
 Contract Owner Deaths                                          (67)                (191)                   0                 (143)
 Contract Owner Terminations                                      1               (1,105)                 (18)                (473)
 Policy Loans, Net                                             (129)                (125)                (121)                  (1)
 Cost of Insurance (Note 3)                                    (118)                (304)                (113)                (211)
 Policy Loan Processing Charges                                  (8)                 (30)                 (14)                 (19)
 Transfers Among Investment Divisions                         1,347               (1,062)                 163                 (716)
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                       1,035               (2,797)                 (95)              (1,557)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                         810               (3,739)                (523)              (2,601)
Net Assets, Beginning of Period                               6,169               20,060                6,223               13,082
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, End of Period                       $             6,979  $            16,321  $             5,700  $            10,481
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)

                                                                               Divisions Investing In
                                                -----------------------------------------------------------------------------------

                                                        2008                 2009                 2010                 2011
(In thousands)                                          Trust                Trust                Trust                Trust
                                                -------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                        (111)                 (50)                 (41)                  (9)
 Transaction Charges (Note 3)                                   (65)                 (30)                 (23)                  (5)
                                                -------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                 (176)                 (80)                 (64)                 (14)
                                                -------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                         1,547                  558                  583                  113
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                             (3,348)              (1,472)              (1,371)                (302)
                                                -------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                              (1,801)                (914)                (788)                (189)
                                                -------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                   (1,977)                (994)                (852)                (203)
                                                -------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                    0                    3                    0
 Policy Loading, Net (Note 3)                                     6                   (7)                   8                   (2)
 Contract Owner Deaths                                         (121)                (216)                 (82)                   0
 Contract Owner Terminations                                   (781)                 (61)                (413)                  (7)
 Policy Loans, Net                                               (4)                 (93)                  71                  (65)
 Cost of Insurance (Note 3)                                    (330)                (191)                (104)                 (29)
 Policy Loan Processing Charges                                 (37)                 (28)                  (8)                  (3)
 Transfers Among Investment Divisions                          (905)                 435               (1,000)                (103)
                                                -------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                      (2,172)                (161)              (1,525)                (209)
                                                -------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                      (4,149)              (1,155)              (2,377)                (412)
Net Assets, Beginning of Period                              21,135                9,312                8,023                1,808
                                                -------------------- -------------------- -------------------- --------------------
Net Assets, End of Period                       $            16,986  $             8,157  $             5,646  $             1,396
                                                ==================== ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)

                                                                       Divisions Investing In
                                                --------------------------------------------------------------

                                                        2013                 2014                 2019
(In thousands)                                          Trust                Trust                Trust
                                                -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                          (8)                (114)                  (7)
 Transaction Charges (Note 3)                                    (4)                 (69)                  (4)
                                                -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  (12)                (183)                 (11)
                                                -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                            51                 (582)                 130
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                               (214)              (2,223)                 (78)
                                                -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                (163)              (2,805)                  52
                                                -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                     (175)              (2,988)                  41
                                                -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                    4                    0
 Policy Loading, Net (Note 3)                                     8                  255                  (39)
 Contract Owner Deaths                                            0                  (39)                   0
 Contract Owner Terminations                                     (8)                (402)                  (1)
 Policy Loans, Net                                              (84)                (119)                 (10)
 Cost of Insurance (Note 3)                                     (19)                (404)                 (46)
 Policy Loan Processing Charges                                  (3)                 (57)                  (8)
 Transfers Among Investment Divisions                           (50)              (1,048)               4,872
                                                -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                        (156)              (1,810)               4,768
                                                -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                        (331)              (4,798)               4,809
Net Assets, Beginning of Period                               1,363               19,211                    0
                                                -------------------- -------------------- --------------------
Net Assets, End of Period                       $             1,032  $            14,413  $             4,809
                                                ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
MERRILL LYNCH LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

   Merrill   Lynch  Life  Variable  Life   Separate   Account   II
   ("Account"), a separate account of Merrill Lynch Life Insurance Company ("Merrill Lynch Life"), was established to support Merrill Lynch Life's operations with respect to certain variable life insurance contracts ("Contracts"). The Account is governed by Arkansas State Insurance Law. Merrill Lynch Life is an indirect wholly owned subsidiary of Merrill
   Lynch & Co., Inc. ("Merrill Lynch & Co."). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and consists of thirty-nine investment divisions (forty during the year). The investment divisions are as follows:

   - Merrill Lynch Series Fund, Inc.: Nine of the investment divisions each invest in the shares of a single mutual fund portfolio of the Merrill Lynch Series Fund, Inc. ("Merrill Series Fund"). The investment advisor to the funds of the Merrill Series Fund is Merrill Lynch Investment Managers, L.P. ("MLIM"), an indirect subsidiary of Merrill Lynch & Co. Effective May 1, 2001, (i) the Long-term Corporate Bond Portfolio was renamed the Core Bond Strategy Portfolio, (ii) the Growth Stock Portfolio was renamed the Fundamental Growth Strategy Portfolio, (iii) the Multiple Strategy
     Portfolio   was   renamed   the  Balanced   Capital  Strategy
     Portfolio, and (iv) the Global Strategy Portfolio was renamed the Global Allocation Strategy Portfolio. Following the close of business on May 11, 2001, the Balanced Portfolio merged with and into the Balanced Capital Strategy Portfolio.
   - Merrill Lynch Variable Series Funds, Inc.: Nine of the investment divisions each invest in the shares of a single mutual fund portfolio of the Merrill Lynch Variable Series Funds, Inc. ("Merrill Variable Funds"). The investment advisor to the funds of the Merrill Variable Funds is MLIM. Following the close of business on April 27, 2001, the Balanced Capital Focus Fund merged with and into the
     American Balanced Fund and the fund was closed to allocations of premiums and contract value. The Large Cap Value Focus Fund commenced operations on May 1, 2001.
   - Mercury  HW  Variable Trust: One of  the investment divisions invests in the shares of a single mutual fund portfolio of the Mercury HW Variable Trust ("Mercury Trust"). The investment advisor to the fund of the Mercury Trust is Mercury Advisors, a division of MLIM. Effective following the close of business on April 27, 2001, the International Equity Focus Fund of the Merrill Variable Funds merged with and into the Mercury HW International Value VIP Portfolio of the Mercury HW Variable Trust.
   - Mercury V.I. Funds, Inc.: One of the investment divisions invests in the shares of a single mutual fund portfolio of the Mercury V.I. Funds,Inc.("Mercury Funds"). The investment advisor to the fund of the Mercury Funds is Mercury Advisors. Effective May 1, 2001, the Mercury V.I. US Large Cap Fund was renamed the Large Cap Growth Focus Fund.
   - Alliance Variable Products Series Fund, Inc.: Two of the investment divisions invests in the shares of a single mutual fund portfolio of the Alliance Variable Products Series Fund, Inc. ("Alliance Variable Fund"). The investment advisor to the funds of the Alliance Variable Fund is Alliance Capital Management L.P.
   - MFS Variable Insurance Trust: Two of the investment divisions each invest in the shares of a single mutual fund portfolio of the MFS Variable Insurance Trust ("MFS Variable Trust"). The investment advisor to the funds of the MFS Variable Trust is Massachusetts Financial Services Company.
   - AIM Variable Insurance Funds: Two of the investment divisions each invest in the shares of a single mutual fund portfolio of the AIM Variable Insurance Funds, Inc. ("AIM Variable Funds"). The investment advisor to the funds of the AIM Variable Funds is AIM Advisors, Inc.
   - The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities, Series A through L: Thirteen of the investment divisions (fourteen during the year) each invest in the units of a single trust of the Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities, Series A through L ("Merrill Zero Trusts"). Each trust of the Merrill Zero Trusts consists of Stripped Treasury Securities with a fixed maturity date and a Treasury Note deposited to provide income to pay expenses of the trust. Merrill Zero Trusts are sponsored by Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch & Co. The 2001 Trust matured February 15, 2001, the 2000 Trust matured on February 15, 2000, and the 1999 Trust matured on February 16, 1999.

   The assets of the Account are registered in the name of Merrill Lynch Life. The portion of the Account's assets applicable to the Contracts are not chargeable with liabilities arising out of any other business Merrill Lynch Life may conduct.

   The change in net assets accumulated in the Account provides the basis for the periodic determination of the amount of increased or decreased benefits under the Contracts.

   The net assets may not be less than the amount required under Arkansas State Insurance Law to provide for death benefits
   (without regard to the minimum death benefit guarantee) and other Contract benefits.

2. SIGNIFICANT ACCOUNTING POLICIES

   The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable life separate accounts registered as unit investment trusts. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments of the investment divisions are included in the statement of assets and liabilities at the net asset value of the shares/units held in the underlying funds/trusts, which value their investments at market value. Dividend income is recognized on the ex-dividend date. All dividends are automatically reinvested. Realized gains and losses on the sales of investments are computed on the first in first out method. Investment transactions are recorded on the trade date.

   The operations of the Account are included in the Federal income tax return of Merrill Lynch Life. Under the provisions of the Contracts, Merrill Lynch Life has the right to charge the Account for any Federal income tax attributable to the Account. No charge is currently being made against the Account for such tax since, under current tax law, Merrill Lynch Life pays no tax on investment income and capital gains reflected in variable life insurance contract reserves. However, Merrill Lynch Life retains the right to charge for any Federal income tax incurred that is attributable to the Account if the law is changed. Charges for state and local taxes, if any, attributable to the Account may also be made.

3. CHARGES AND FEES

   Merrill Lynch Life assumes mortality and expense risks related to Contracts investing in the Account and deducts daily charges to cover these risks. The daily charges vary by Contract type as follows:

   - Directed Life 100L, 200D, 7Pay and Prime Plan I - IV, collectively referred to as Contract Type 1, charge 0.5%
     (on an annual basis) of the net assets for Contract owners.

   - Prime  Plan V, referred  to as Contract Type 2, charges 0.6%
     (on an annual basis) of the net assets for Contract owners.

   - Directed Life 2 and Prime Plan VI, collectively referred to as Contract Type 3, charge 0.75% (on an annual basis) of the net assets for Contract owners

   - Prime Plan VII and Prime Plan Investor,collectively referred to as Contract Type 4, charge 0.9% (on an annual basis)of the net assets for Contract owners.

   Merrill Lynch Life makes certain deductions from each premium. For certain Contracts, the deductions are made before the premium is allocated to the Account. For other Contracts, the deductions are taken in equal installments on the first through the tenth Contract anniversaries. The deductions are for (1) premiums for optional benefits (2) additional premiums for extra mortality risks, (3) sales load, (4) administrative expenses, (5) state premium taxes and (6) a risk charge for the guaranteed minimum death benefit.

   In addition, the cost of providing life insurance coverage for the insureds is deducted on the dates specified by the Contract. This cost will vary dependent upon the insured's underwriting class, sex (except where unisex rates are required by state law), attained age of each insured and the Contract's net amount at risk.

   Merrill Lynch Life pays all transaction charges to MLPF&S on the sale of Zero Trust units to the Account. Merrill Lynch Life deducts a daily asset charge against the assets of each trust for the reimbursement of these transaction charges. The asset charge is equivalent to an effective annual rate of 0.34% (annually at the beginning of the year) of the net assets for Contract owners.

4. UNIT VALUES

   The following is a summary of unit values and units outstanding for variable life insurance contracts and the expenses as a percentage of average net assets, excluding expenses of the underlying funds for each of the five years in the period ended December 31, 2001 or lesser time period, if applicable. Total return calculations repesent the one year total return (or from inception to December 31 if less than one year) and do not reflect the cost of insurance charge.

                                                                              Money Reserve Portfolio

                        2001
  (In thousands,                                        Contract             Contract             Contract             Contract
  except unit value)                                     Type 1               Type 2               Type 3               Type 4
                                                 -------------------- -------------------- -------------------- --------------------
  Units                                                        4,440                4,085                  789                  197
  Unit Value                                     $             37.02  $             36.23  $             35.10  $             34.00
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $           164,393  $           147,997  $            27,707  $             6,690

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                  3.65%                3.54%                3.38%                3.22%

                        2000
  Units                                                        4,366                4,309                  871                  196
  Unit Value                                     $             35.72  $             34.99  $             33.95  $             32.94
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $           155,960  $           150,776  $            29,554  $             6,469

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                  5.71%                5.60%                5.45%                5.29%

                        1999
  Units                                                        4,648                4,731                  860                  251
  Unit Value                                     $             33.79  $             33.14  $             32.20  $             31.29
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $           157,067  $           156,784  $            27,700  $             7,866

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                  4.50%                4.39%                4.23%                4.08%

                        1998
  Units                                                        5,073                5,333                  971                  215
  Unit Value                                     $             32.33  $             31.74  $             30.89  $             30.06
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $           164,026  $           169,282  $            29,982  $             6,473

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                  4.90%                4.80%                4.64%                4.48%

                        1997
  Units                                                        5,203                5,264                  898                  210
  Unit Value                                     $             30.82  $             30.29  $             29.52  $             28.77
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $           160,385  $           159,452  $            26,503  $             6,032

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                  4.92%                4.81%                4.65%                4.50%

4. UNIT VALUES(continued)

                                                                              Intermediate Government Bond Portfolio

                        2001
  (In thousands,                                        Contract             Contract             Contract             Contract
  except unit value)                                     Type 1               Type 2               Type 3               Type 4
                                                 -------------------- -------------------- -------------------- --------------------
  Units                                                        1,259                1,273                  219                   65
  Unit Value                                     $             59.38  $             58.11  $             56.30  $             54.54
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $            74,790  $            73,969  $            12,348  $             3,552

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                  6.40%                6.29%                6.13%                5.97%

                        2000
  Units                                                        1,331                1,280                  221                   60
  Unit Value                                     $             55.81  $             54.67  $             53.05  $             51.47
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $            74,297  $            69,968  $            11,725  $             3,105

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                 11.08%               10.97%               10.80%               10.64%

                        1999
  Units                                                        1,508                1,500                  259                   73
  Unit Value                                     $             50.24  $             49.27  $             47.88  $             46.52
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $            75,770  $            73,892  $            12,421  $             3,408

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                 -1.74%               -1.84%               -1.99%               -2.14%

                        1998
  Units                                                        1,653                1,671                  318                   81
  Unit Value                                     $             51.13  $             50.19  $             48.85  $             47.54
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $            84,510  $            83,856  $            15,556  $             3,827

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                  8.40%                8.29%                8.13%                7.96%

                        1997
  Units                                                        1,657                1,718                  317                   84
  Unit Value                                     $             47.17  $             46.35  $             45.18  $             44.03
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $            78,143  $            79,622  $            14,325  $             3,695

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                  7.88%                7.77%                7.60%                7.44%

4. UNIT VALUES(continued)

                                                                              Core Bond Strategy Portfolio

                        2001
  (In thousands,                                        Contract             Contract             Contract             Contract
  except unit value)                                     Type 1               Type 2               Type 3               Type 4
                                                 -------------------- -------------------- -------------------- --------------------
  Units                                                          505                  526                  159                   29
  Unit Value                                     $             67.09  $             65.66  $             63.61  $             61.62
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $            33,902  $            34,507  $            10,083  $             1,784

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                  7.29%                7.18%                7.01%                6.85%

                        2000
  Units                                                          536                  518                  124                   24
  Unit Value                                     $             62.54  $             61.26  $             59.44  $             57.67
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $            33,512  $            31,707  $             7,374  $             1,377

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                  9.03%                8.91%                8.75%                8.59%

                        1999
  Units                                                          642                  608                  148                   36
  Unit Value                                     $             57.36  $             56.25  $             54.66  $             53.11
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $            36,824  $            34,217  $             8,090  $             1,917

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                 -2.83%               -2.93%               -3.08%               -3.23%

                        1998
  Units                                                          702                  668                  159                   33
  Unit Value                                     $             59.03  $             57.95  $             56.40  $             54.88
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $            41,423  $            38,738  $             8,975  $             1,794

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                  7.91%                7.80%                7.64%                7.48%

                        1997
  Units                                                          805                  699                  168                   47
  Unit Value                                     $             54.70  $             53.75  $             52.39  $             51.06
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $            44,061  $            37,592  $             8,787  $             2,397

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                  8.26%                8.14%                7.98%                7.82%

4. UNIT VALUES(continued)

                                                                              Capital Stock Portfolio

                        2001
  (In thousands,                                        Contract             Contract             Contract             Contract
  except unit value)                                     Type 1               Type 2               Type 3               Type 4
                                                 -------------------- -------------------- -------------------- --------------------
  Units                                                          970                  874                  173                   90
  Unit Value                                     $             95.34  $             93.30  $             90.39  $             87.57
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $            92,528  $            81,528  $            15,668  $             7,855

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                -10.42%              -10.51%              -10.65%              -10.78%

                        2000
  Units                                                        1,139                  930                  203                   97
  Unit Value                                     $            106.43  $            104.26  $            101.16  $             98.15
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $           121,260  $            96,969  $            20,550  $             9,492

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                -10.31%              -10.41%              -10.54%              -10.68%

                        1999
  Units                                                        1,232                1,054                  234                  111
  Unit Value                                     $            118.67  $            116.37  $            113.08  $            109.89
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $           146,257  $           122,668  $            26,484  $            12,177

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                 30.98%               30.84%               30.65%               30.45%

                        1998
  Units                                                        1,287                1,159                  264                  122
  Unit Value                                     $             90.60  $             88.94  $             86.56  $             84.24
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $           116,642  $           103,059  $            22,873  $            10,309

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                 14.98%               14.86%               14.69%               14.52%

                        1997
  Units                                                        1,405                1,291                  307                  135
  Unit Value                                     $             78.80  $             77.43  $             75.47  $             73.56
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $           110,717  $            99,952  $            23,175  $             9,903

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                 21.86%               21.73%               21.55%               21.37%

4. UNIT VALUES(continued)

                                                                              Fundamental Growth Strategy Portfolio

                        2001
  (In thousands,                                        Contract             Contract             Contract             Contract
  except unit value)                                     Type 1               Type 2               Type 3               Type 4
                                                 -------------------- -------------------- -------------------- --------------------
  Units                                                        1,499                1,339                  260                  110
  Unit Value                                     $             89.29  $             87.38  $             84.65  $             82.01
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $           133,826  $           116,988  $            22,048  $             9,013

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                -19.22%              -19.30%              -19.43%              -19.55%

                        2000
  Units                                                        1,789                1,523                  308                  128
  Unit Value                                     $            110.54  $            108.29  $            105.06  $            101.94
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $           197,752  $           164,956  $            32,371  $            13,086

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                 -6.85%               -6.94%               -7.08%               -7.22%

                        1999
  Units                                                        1,766                1,567                  332                  130
  Unit Value                                     $            118.66  $            116.36  $            113.07  $            109.87
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $           209,524  $           182,370  $            37,570  $            14,310

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                 38.30%               38.16%               37.95%               37.74%

                        1998
  Units                                                        1,744                1,607                  329                  132
  Unit Value                                     $             85.80  $             84.23  $             81.97  $             79.77
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $           149,646  $           135,321  $            26,992  $            10,509

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                 37.49%               37.35%               37.14%               36.94%

                        1997
  Units                                                        1,744                1,705                  346                  140
  Unit Value                                     $             62.40  $             61.32  $             59.77  $             58.25
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $           108,843  $           104,542  $            20,691  $             8,184

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                 33.09%               32.95%               32.75%               32.55%

4. UNIT VALUES(continued)

                                                                              Balanced Capital Strategy Portfolio

                        2001
  (In thousands,                                        Contract             Contract             Contract             Contract
  except unit value)                                     Type 1               Type 2               Type 3               Type 4
                                                 -------------------- -------------------- -------------------- --------------------
  Units                                                        5,012               12,917                  825                  368
  Unit Value                                     $             49.25  $             48.41  $             47.20  $             46.03
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $           246,833  $           625,292  $            38,964  $            16,946

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                 -7.22%               -7.32%               -7.46%               -7.60%

                        2000
  Units                                                        5,035               13,476                  711                  311
  Unit Value                                     $             53.08  $             52.23  $             51.01  $             49.82
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $           267,243  $           703,841  $            36,264  $            15,503

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                 -5.39%               -5.48%               -5.63%               -5.77%

                        1999
  Units                                                        5,555               14,940                  796                  339
  Unit Value                                     $             56.10  $             55.26  $             54.05  $             52.87
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $           311,621  $           825,590  $            42,997  $            17,947

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                 19.61%               19.49%               19.31%               19.13%

                        1998
  Units                                                        6,198               16,678                  944                  370
  Unit Value                                     $             46.91  $             46.25  $             45.30  $             44.38
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $           290,720  $           771,371  $            42,745  $            16,440

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                 10.28%               10.16%               10.00%                9.83%

                        1997
  Units                                                        6,716               18,349                1,013                  408
  Unit Value                                     $             42.53  $             41.98  $             41.19  $             40.41
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $           285,659  $           770,288  $            41,730  $            16,488

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                 18.57%               18.45%               18.27%               18.09%

4. UNIT VALUES(continued)

                                                                              High Yield Portfolio

                        2001
  (In thousands,                                        Contract             Contract             Contract             Contract
  except unit value)                                     Type 1               Type 2               Type 3               Type 4
                                                 -------------------- -------------------- -------------------- --------------------
  Units                                                          460                  871                  109                   35
  Unit Value                                     $             31.17  $             30.67  $             29.95  $             29.25
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $            14,332  $            26,700  $             3,264  $             1,033

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                  1.19%                1.09%                0.93%                0.78%

                        2000
  Units                                                          528                  913                  102                   38
  Unit Value                                     $             30.80  $             30.34  $             29.67  $             29.02
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $            16,255  $            27,703  $             3,023  $             1,089

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                 -5.61%               -5.71%               -5.85%               -5.99%

                        1999
  Units                                                          691                1,133                  149                   38
  Unit Value                                     $             32.63  $             32.17  $             31.52  $             30.87
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $            22,539  $            36,457  $             4,711  $             1,164

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                  5.06%                4.95%                4.79%                4.63%

                        1998
  Units                                                          824                1,465                  202                   49
  Unit Value                                     $             31.06  $             30.66  $             30.08  $             29.50
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $            25,592  $            44,899  $             6,079  $             1,439

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                 -5.66%               -5.76%               -5.90%               -6.04%

                        1997
  Units                                                          918                1,726                  223                   52
  Unit Value                                     $             32.92  $             32.53  $             31.96  $             31.40
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $            30,224  $            56,140  $             7,133  $             1,620

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                 10.18%               10.07%                9.91%                9.74%

4. UNIT VALUES(continued)

                                                                              Natural Resources Portfolio

                        2001
  (In thousands,                                        Contract             Contract             Contract             Contract
  except unit value)                                     Type 1               Type 2               Type 3               Type 4
                                                 -------------------- -------------------- -------------------- --------------------
  Units                                                          428                  397                   81                   29
  Unit Value                                     $             13.15  $             12.96  $             12.68  $             12.40
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $             5,625  $             5,140  $             1,031  $               365

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                 -9.83%               -9.92%              -10.06%              -10.20%

                        2000
  Units                                                          450                  410                   82                  124
  Unit Value                                     $             14.58  $             14.38  $             14.09  $             13.81
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $             6,556  $             5,892  $             1,154  $             1,709

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                 39.73%               39.59%               39.38%               39.17%

                        1999
  Units                                                          359                  380                  100                   59
  Unit Value                                     $             10.44  $             10.30  $             10.11  $              9.92
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $             3,748  $             3,917  $             1,009  $               582

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                 24.88%               24.75%               24.56%               24.37%

                        1998
  Units                                                          397                  503                  105                   64
  Unit Value                                     $              8.36  $              8.26  $              8.12  $              7.98
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $             3,322  $             4,157  $               852  $               509

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                -14.00%              -14.08%              -14.21%              -14.34%

                        1997
  Units                                                          528                  649                  124                   69
  Unit Value                                     $              9.72  $              9.61  $              9.46  $              9.31
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $             5,134  $             6,239  $             1,169  $               641

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                -11.41%              -11.50%              -11.64%              -11.77%

4. UNIT VALUES(continued)

                                                                              Global Allocation Strategy Portfolio

                        2001
  (In thousands,                                        Contract             Contract             Contract             Contract
  except unit value)                                     Type 1               Type 2               Type 3               Type 4
                                                 -------------------- -------------------- -------------------- --------------------
  Units                                                        1,395                1,645                  407                  162
  Unit Value                                     $             28.47  $             28.05  $             27.44  $             26.84
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $            39,717  $            46,132  $            11,162  $             4,348

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                 -8.89%               -8.98%               -9.12%               -9.26%

                        2000
  Units                                                        1,590                1,861                  462                  191
  Unit Value                                     $             31.24  $             30.81  $             30.19  $             29.58
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $            49,664  $            57,325  $            13,936  $             5,646

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                 -9.71%               -9.81%               -9.94%              -10.08%

                        1999
  Units                                                        1,743                2,177                  520                  219
  Unit Value                                     $             34.60  $             34.16  $             33.52  $             32.90
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $            60,292  $            74,377  $            17,417  $             7,207

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                 20.55%               20.42%               20.24%               20.06%

                        1998
  Units                                                        1,941                2,729                  609                  253
  Unit Value                                     $             28.71  $             28.37  $             27.88  $             27.40
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $            55,738  $            77,428  $            16,984  $             6,919

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                  8.95%                8.84%                8.67%                8.51%

                        1997
  Units                                                        2,422                3,373                  749                  289
  Unit Value                                     $             26.35  $             26.07  $             25.65  $             25.25
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $            63,815  $            87,920  $            19,222  $             7,304

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                 11.17%               11.05%               10.88%               10.72%

4. UNIT VALUES(continued)

                                                                              Balanced Portfolio

                        2001
  (In thousands,                                        Contract             Contract             Contract             Contract
  except unit value)                                     Type 1               Type 2               Type 3               Type 4
                                                 -------------------- -------------------- -------------------- --------------------
  Units
  Unit Value                                        			 	    Division Closed

  Net Assets

  Expenses as a % of
    Average Net Assets
  Total Return

                        2000
  Units                                                          833                  983                  267                  140
  Unit Value                                     $             32.71  $             32.29  $             31.68  $             31.08
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $            27,249  $            31,747  $             8,448  $             4,342

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                 -1.60%               -1.70%               -1.85%               -1.99%

                        1999
  Units                                                          932                1,146                  313                  179
  Unit Value                                     $             33.24  $             32.85  $             32.27  $             31.71
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $            30,982  $            37,628  $            10,107  $             5,665

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                  8.01%                7.90%                7.74%                7.58%

                        1998
  Units                                                        1,038                1,316                  316                  183
  Unit Value                                     $             30.78  $             30.44  $             29.96  $             29.48
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $            31,954  $            40,048  $             9,474  $             5,401

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                 12.89%               12.77%               12.60%               12.43%

                        1997
  Units                                                        1,012                1,428                  358                  198
  Unit Value                                     $             27.26  $             26.99  $             26.60  $             26.22
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $            27,596  $            38,529  $             9,518  $             5,180

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                 16.35%               16.23%               16.05%               15.88%

4. UNIT VALUES(continued)

                                                                              Utilities & Telecommunications Focus Fund

                        2001
  (In thousands,                                        Contract             Contract             Contract             Contract
  except unit value)                                     Type 1               Type 2               Type 3               Type 4
                                                 -------------------- -------------------- -------------------- --------------------
  Units                                                          157                   92                   30                    0
  Unit Value                                     $             19.15  $             19.00  $             18.78  $             18.57
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $             3,013  $             1,741  $               560  $                 2

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                -14.45%              -14.53%              -14.66%              -14.79%

                        2000
  Units                                                          191                   91                   31                    4
  Unit Value                                     $             22.39  $             22.24  $             22.01  $             21.79
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $             4,268  $             2,021  $               687  $                89

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                 -3.20%               -3.29%               -3.44%               -3.59%

                        1999
  Units                                                          158                  113                   33                    4
  Unit Value                                     $             23.13  $             22.99  $             22.80  $             22.60
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $             3,645  $             2,597  $               757  $                96

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                 12.07%               11.96%               11.79%               11.62%

                        1998
  Units                                                          134                  139                   26                    0
  Unit Value                                     $             20.64  $             20.54  $             20.39  $              0.00
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $             2,765  $             2,861  $               536  $                 0

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                  N/A
  Total Return                                                 23.44%               23.31%               23.13%                  N/A

                        1997
  Units                                                          132                  148                   23                    0
  Unit Value                                     $             16.72  $             16.65  $             16.56  $              0.00
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $             2,205  $             2,461  $               379  $                 0

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                  N/A
  Total Return                                                 25.28%               25.15%               24.96%                  N/A

4. UNIT VALUES(continued)

                                                                              International Equity Focus Fund

                        2001
  (In thousands,                                        Contract             Contract             Contract             Contract
  except unit value)                                     Type 1               Type 2               Type 3               Type 4
                                                 -------------------- -------------------- -------------------- --------------------
  Units
  Unit Value                                                                        Division Closed

  Net Assets

  Expenses as a % of
    Average Net Assets
  Total Return

                        2000
  Units                                                          223                  210                   64                    1
  Unit Value                                     $             12.52  $             12.43  $             12.31  $             12.19
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $             2,798  $             2,611  $               784  $                10

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                -17.69%              -17.78%              -17.90%              -18.02%

                        1999
  Units                                                          162                  242                   87                    2
  Unit Value                                     $             15.21  $             15.12  $             14.99  $             14.87
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $             2,462  $             3,661  $             1,303  $                30

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                 36.94%               36.80%               36.60%               36.39%

                        1998
  Units                                                          186                  300                  106                    4
  Unit Value                                     $             11.11  $             11.05  $             10.98  $             10.90
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $             2,061  $             3,316  $             1,167  $                40

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                  7.27%                7.16%                6.99%                6.83%

                        1997
  Units                                                          219                  318                  159                    6
  Unit Value                                     $             10.36  $             10.32  $             10.26  $             10.20
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $             2,264  $             3,284  $             1,635  $                63

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                 -5.03%               -5.13%               -5.27%               -5.41%

4. UNIT VALUES(continued)

                                                                              Global Bond Focus Fund

                        2001
  (In thousands,                                        Contract             Contract             Contract             Contract
  except unit value)                                     Type 1               Type 2               Type 3               Type 4
                                                 -------------------- -------------------- -------------------- --------------------
  Units                                                            0                    6                    3                    0
  Unit Value                                     $              0.00  $             12.26  $             12.12  $              0.00
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $                 0  $                70  $                41  $                 0

  Expenses as a % of
    Average Net Assets                                            N/A                0.60%                0.75%                  N/A
  Total Return                                                    N/A               -3.78%               -3.93%                  N/A

                        2000
  Units                                                            0                   11                    3                    0
  Unit Value                                     $              0.00  $             12.74  $             12.61  $              0.00
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $                 0  $               137  $                43  $                 0

  Expenses as a % of
    Average Net Assets                                            N/A                0.60%                0.75%                  N/A
  Total Return                                                    N/A               -0.23%               -0.38%                  N/A

                        1999
  Units                                                            0                   18                    7                    0
  Unit Value                                     $              0.00  $             12.77  $             12.66  $              0.00
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $                 0  $               228  $                90  $                 0

  Expenses as a % of
    Average Net Assets                                            N/A                0.60%                0.75%                  N/A
  Total Return                                                    N/A               -8.73%               -8.87%                  N/A

                        1998
  Units                                                            0                  161                   10                    1
  Unit Value                                     $              0.00  $             13.99  $             13.89  $             13.80
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $                 0  $             2,246  $               144  $                20

  Expenses as a % of
    Average Net Assets                                            N/A                0.60%                0.75%                0.90%
  Total Return                                                    N/A               11.95%               11.78%               11.61%

                        1997
  Units                                                            0                   22                   15                    0
  Unit Value                                     $              0.00  $             12.50  $             12.43  $              0.00
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $                 0  $               276  $               188  $                 0

  Expenses as a % of
    Average Net Assets                                            N/A                0.60%                0.75%                  N/A
  Total Return                                                    N/A               11.28%               11.12%                  N/A

4. UNIT VALUES(continued)

                                                                              Basic Value Focus Fund

                        2001
  (In thousands,                                        Contract             Contract             Contract             Contract
  except unit value)                                     Type 1               Type 2               Type 3               Type 4
                                                 -------------------- -------------------- -------------------- --------------------
  Units                                                        1,010                1,257                  193                   44
  Unit Value                                     $             28.69  $             28.46  $             28.13  $             27.81
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $            28,966  $            35,766  $             5,442  $             1,236

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                  3.73%                3.63%                3.47%                3.31%

                        2000
  Units                                                          948                1,075                  171                   36
  Unit Value                                     $             27.65  $             27.46  $             27.19  $             26.92
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $            26,219  $            29,507  $             4,646  $               957

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                 12.09%               11.98%               11.81%               11.64%

                        1999
  Units                                                          896                1,149                  215                   36
  Unit Value                                     $             24.67  $             24.53  $             24.32  $             24.11
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $            22,093  $            28,182  $             5,223  $               872

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                 20.51%               20.39%               20.21%               20.03%

                        1998
  Units                                                          716                  986                  193                   33
  Unit Value                                     $             20.47  $             20.37  $             20.23  $             20.09
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $            14,653  $            20,086  $             3,904  $               662

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                  8.90%                8.79%                8.62%                8.46%

                        1997
  Units                                                          541                  931                  179                   39
  Unit Value                                     $             18.80  $             18.73  $             18.62  $             18.52
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $            10,167  $            17,445  $             3,341  $               721

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                 20.02%               19.90%               19.72%               19.54%

4. UNIT VALUES(continued)

                                                                              Developing Capital Markets Focus Fund

                        2001
  (In thousands,                                        Contract             Contract             Contract             Contract
  except unit value)                                     Type 1               Type 2               Type 3               Type 4
                                                 -------------------- -------------------- -------------------- --------------------
  Units                                                          135                  257                   45                    7
  Unit Value                                     $              7.91  $              7.85  $              7.76  $              7.67
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $             1,070  $             2,018  $               351  $                51

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                  0.96%                0.86%                0.71%                0.55%

                        2000
  Units                                                          212                  218                   52                   11
  Unit Value                                     $              7.84  $              7.79  $              7.71  $              7.63
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $             1,661  $             1,698  $               403  $                81

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                -29.05%              -29.12%              -29.23%              -29.33%

                        1999
  Units                                                          284                  304                   55                   18
  Unit Value                                     $             11.05  $             10.98  $             10.89  $             10.80
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $             3,140  $             3,334  $               603  $               199

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                 64.70%               64.53%               64.28%               64.03%

                        1998
  Units                                                          107                  208                   49                   21
  Unit Value                                     $              6.71  $              6.68  $              6.63  $              6.58
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $               721  $             1,388  $               326  $               141

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                -29.74%              -29.81%              -29.92%              -30.02%

                        1997
  Units                                                          232                  273                   69                   23
  Unit Value                                     $              9.55  $              9.51  $              9.46  $              9.41
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $             2,211  $             2,595  $               649  $               220

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                 -7.00%               -7.09%               -7.23%               -7.37%

4. UNIT VALUES(continued)

                                                                              Small Cap Value Focus Fund

                        2001
  (In thousands,                                        Contract             Contract             Contract             Contract
  except unit value)                                     Type 1               Type 2               Type 3               Type 4
                                                 -------------------- -------------------- -------------------- --------------------
  Units                                                          518                  508                   77                   15
  Unit Value                                     $             30.84  $             30.60  $             30.25  $             29.90
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $            15,984  $            15,547  $             2,329  $               446

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                 29.23%               29.10%               28.90%               28.71%

                        2000
  Units                                                          399                  270                   46                   10
  Unit Value                                     $             23.86  $             23.70  $             23.46  $             23.23
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $             9,513  $             6,402  $             1,075  $               239

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                 14.18%               14.06%               13.89%               13.72%

                        1999
  Units                                                          225                  177                   42                    6
  Unit Value                                     $             20.90  $             20.78  $             20.60  $             20.43
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $             4,709  $             3,683  $               867  $               132

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                 33.48%               33.34%               33.14%               32.94%

                        1998
  Units                                                          221                  207                   60                    6
  Unit Value                                     $             15.66  $             15.58  $             15.47  $             15.37
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $             3,461  $             3,232  $               924  $                88

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                 -6.97%               -7.06%               -7.20%               -7.34%

                        1997
  Units                                                          198                  206                   43                   11
  Unit Value                                     $             16.83  $             16.77  $             16.68  $             16.58
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $             3,333  $             3,460  $               719  $               183

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                 11.17%               11.05%               10.88%               10.72%

4. UNIT VALUES(continued)

                                                                              Index 500 Fund

                        2001
  (In thousands,                                        Contract             Contract             Contract             Contract
  except unit value)                                     Type 1               Type 2               Type 3               Type 4
                                                 -------------------- -------------------- -------------------- --------------------
  Units                                                           36                1,403                  222                   44
  Unit Value                                     $             16.15  $             16.07  $             15.95  $             15.82
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $               579  $            22,544  $             3,544  $               692

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                -12.72%              -12.81%              -12.94%              -13.07%

                        2000
  Units                                                            0                1,447                  219                   53
  Unit Value                                     $              0.00  $             18.43  $             18.32  $             18.20
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $                 0  $            26,660  $             4,014  $               967

  Expenses as a % of
    Average Net Assets                                            N/A                0.60%                0.75%                0.90%
  Total Return                                                    N/A               -9.91%              -10.05%              -10.18%

                        1999
  Units                                                            0                1,321                  205                   45
  Unit Value                                     $              0.00  $             20.46  $             20.36  $             20.27
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $                 0  $            27,023  $             4,176  $               921

  Expenses as a % of
    Average Net Assets                                            N/A                0.60%                0.75%                0.90%
  Total Return                                                    N/A               19.78%               19.60%               19.41%

                        1998
  Units                                                            0                  824                  124                   30
  Unit Value                                     $              0.00  $             17.08  $             17.03  $             16.97
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $                 0  $            14,068  $             2,107  $               501

  Expenses as a % of
    Average Net Assets                                            N/A                0.60%                0.75%                0.90%
  Total Return                                                    N/A               27.51%               27.32%               27.12%

                        1997
  Units                                                            0                  603                   57                    5
  Unit Value                                     $              0.00  $             13.39  $             13.37  $             13.35
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $                 0  $             8,073  $               759  $                65

  Expenses as a % of
    Average Net Assets                                            N/A                0.60%                0.75%                0.90%
  Total Return                                                    N/A               33.21%               33.03%               32.84%

4. UNIT VALUES(continued)

                                                                              Balanced Capital Focus Fund

                        2001
  (In thousands,                                        Contract             Contract             Contract             Contract
  except unit value)                                     Type 1               Type 2               Type 3               Type 4
                                                 -------------------- -------------------- -------------------- --------------------
  Units
  Unit Value                                                                        Division Closed

  Net Assets

  Expenses as a % of
    Average Net Assets
  Total Return

                        2000
  Units                                                            0                   26                    6                    0
  Unit Value                                     $              0.00  $             11.03  $             10.99  $              0.00
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $                 0  $               288  $                67  $                 0

  Expenses as a % of
    Average Net Assets                                            N/A                0.60%                0.75%                  N/A
  Total Return                                                    N/A                5.79%                5.63%                  N/A

                        1999
  Units                                                            0                   43                    0                    0
  Unit Value                                     $              0.00  $             10.43  $              0.00  $              0.00
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $                 0  $               449  $                 0  $                 0

  Expenses as a % of
    Average Net Assets                                            N/A                0.60%                  N/A                  N/A
  Total Return                                                    N/A               -2.20%                  N/A                  N/A

                        1998
  Units
  Unit Value                                                                        Division was not available

  Net Assets

  Expenses as a % of
    Average Net Assets
  Total Return

                        1997
  Units
  Unit Value                                                                        Division was not available

  Net Assets

  Expenses as a % of
    Average Net Assets
  Total Return

4. UNIT VALUES(continued)

                                                                              Global Growth Focus Fund

                        2001
  (In thousands,                                        Contract             Contract             Contract             Contract
  except unit value)                                     Type 1               Type 2               Type 3               Type 4
                                                 -------------------- -------------------- -------------------- --------------------
  Units                                                            0                  313                   46                   13
  Unit Value                                     $              9.64  $              9.61  $              9.56  $              9.50
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $                 3  $             3,005  $               438  $               123

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                -23.42%              -23.50%              -23.61%              -23.73%

                        2000
  Units                                                            0                  503                   43                   18
  Unit Value                                     $              0.00  $             12.56  $             12.51  $             12.46
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $                 0  $             6,314  $               533  $               223

  Expenses as a % of
    Average Net Assets                                            N/A                0.60%                0.75%                0.90%
  Total Return                                                    N/A              -15.51%              -15.64%              -15.76%

                        1999
  Units                                                            0                  122                   19                    6
  Unit Value                                     $              0.00  $             14.86  $             14.83  $             14.79
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $                 0  $             1,807  $               286  $                86

  Expenses as a % of
    Average Net Assets                                            N/A                0.60%                0.75%                0.90%
  Total Return                                                    N/A               69.78%               69.59%               69.39%

                        1998
  Units
  Unit Value                                                                         Division was not available

  Net Assets

  Expenses as a % of
    Average Net Assets
  Total Return

                        1997
  Units
  Unit Value                                                                         Division was not available

  Net Assets

  Expenses as a % of
    Average Net Assets
  Total Return

4. UNIT VALUES(continued)

                                                                              American Balanced Fund

                        2001
  (In thousands,                                        Contract             Contract             Contract             Contract
  except unit value)                                     Type 1               Type 2               Type 3               Type 4
                                                 -------------------- -------------------- -------------------- --------------------
  Units                                                            0                   22                    6                    0
  Unit Value                                     $              0.00  $             26.39  $             26.36  $              0.00
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $                 0  $               573  $               162  $                 0

  Expenses as a % of
    Average Net Assets                                            N/A                0.60%                0.75%                  N/A
  Total Return                                                    N/A               -2.70%               -2.80%                  N/A

                        2000
  Units
  Unit Value                                                                         Division was not available

  Net Assets

  Expenses as a % of
    Average Net Assets
  Total Return

                        1999
  Units
  Unit Value                                                                         Division was not available

  Net Assets

  Expenses as a % of
    Average Net Assets
  Total Return

                        1998
  Units
  Unit Value                                                                         Division was not available

  Net Assets

  Expenses as a % of
    Average Net Assets
  Total Return

                        1997
  Units
  Unit Value                                                                         Division was not available

  Net Assets

  Expenses as a % of
    Average Net Assets
  Total Return

4. UNIT VALUES(continued)

                                                                              Large Cap Value Focus Fund

                        2001
  (In thousands,                                        Contract             Contract             Contract             Contract
  except unit value)                                     Type 1               Type 2               Type 3               Type 4
                                                 -------------------- -------------------- -------------------- --------------------
  Units                                                           62                   64                    6                    0
  Unit Value                                     $             10.26  $             10.26  $             10.25  $              0.00
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $               638  $               652  $                59  $                 0

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                  N/A
  Total Return                                                 -1.12%               -1.18%               -1.28%                  N/A

                        2000
  Units
  Unit Value                                                                         Division was not available

  Net Assets

  Expenses as a % of
    Average Net Assets
  Total Return

                        1999
  Units
  Unit Value                                                                         Division was not available

  Net Assets

  Expenses as a % of
    Average Net Assets
  Total Return

                        1998
  Units
  Unit Value                                                                         Division was not available

  Net Assets

  Expenses as a % of
    Average Net Assets
  Total Return

                        1997
  Units
  Unit Value                                                                         Division was not available

  Net Assets

  Expenses as a % of
    Average Net Assets
  Total Return

4. UNIT VALUES(continued)

                                                                         Mercury HW International Value VIP Portfolio

                        2001
  (In thousands,                                        Contract             Contract             Contract             Contract
  except unit value)                                     Type 1               Type 2               Type 3               Type 4
                                                 -------------------- -------------------- -------------------- --------------------
  Units                                                          253                  444                  103                   12
  Unit Value                                     $             10.24  $             10.20  $             10.15  $             10.09
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $             2,588  $             4,530  $             1,044  $               126

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                -13.34%              -13.43%              -13.56%              -13.69%

                        2000
  Units                                                            0                  270                   56                    6
  Unit Value                                     $              0.00  $             11.79  $             11.74  $             11.69
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $                 0  $             3,186  $               656  $                73

  Expenses as a % of
    Average Net Assets                                            N/A                0.60%                0.75%                0.90%
  Total Return                                                    N/A                2.25%                2.10%                1.94%

                        1999
  Units                                                            0                  182                   14                    8
  Unit Value                                     $              0.00  $             11.53  $             11.50  $             11.47
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $                 0  $             2,097  $               158  $                87

  Expenses as a % of
    Average Net Assets                                            N/A                0.60%                0.75%                0.90%
  Total Return                                                    N/A               16.17%               16.00%               15.84%

                        1998
  Units
  Unit Value                                                                         Division was not available

  Net Assets

  Expenses as a % of
    Average Net Assets
  Total Return

                        1997
  Units
  Unit Value                                                                         Division was not available

  Net Assets

  Expenses as a % of
    Average Net Assets
  Total Return

4. UNIT VALUES(continued)

                                                                              Large Cap Growth Focus Fund

                        2001
  (In thousands,                                        Contract             Contract             Contract             Contract
  except unit value)                                     Type 1               Type 2               Type 3               Type 4
                                                 -------------------- -------------------- -------------------- --------------------
  Units                                                           88                  252                   16                    5
  Unit Value                                     $              9.10  $              9.08  $              9.04  $              9.01
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $               803  $             2,288  $               142  $                41

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                 -9.78%               -9.87%              -10.00%              -10.15%

                        2000
  Units                                                            0                  313                   45                    4
  Unit Value                                     $              0.00  $             10.07  $             10.05  $             10.03
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $                 0  $             3,155  $               457  $                38

  Expenses as a % of
    Average Net Assets                                            N/A                0.60%                0.75%                0.90%
  Total Return                                                    N/A              -16.45%              -16.58%              -16.70%

                        1999
  Units                                                            0                  213                   49                    4
  Unit Value                                     $              0.00  $             12.06  $             12.05  $             12.04
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $                 0  $             2,567  $               596  $                43

  Expenses as a % of
    Average Net Assets                                            N/A                0.60%                0.75%                0.90%
  Total Return                                                    N/A               35.26%               35.08%               34.91%

                        1998
  Units
  Unit Value                                                                     Division was not available

  Net Assets

  Expenses as a % of
    Average Net Assets
  Total Return

                        1997
  Units
  Unit Value                                        		                     Division was not available

  Net Assets

  Expenses as a % of
    Average Net Assets
  Total Return

4. UNIT VALUES(continued)

                                                                              Quasar Portfolio

                        2001
  (In thousands,                                        Contract             Contract             Contract             Contract
  except unit value)                                     Type 1               Type 2               Type 3               Type 4
                                                 -------------------- -------------------- -------------------- --------------------
  Units                                                           14                  112                    7                    0
  Unit Value                                     $              8.38  $              8.34  $              8.30  $              0.00
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $               116  $               936  $                58  $                 0

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                  N/A
  Total Return                                                -13.19%              -13.28%              -13.41%                  N/A

                        2000
  Units                                                            0                  122                   13                    0
  Unit Value                                     $              0.00  $              9.62  $              9.58  $              0.00
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $                 0  $             1,171  $               120  $                 0

  Expenses as a % of
    Average Net Assets                                            N/A                0.60%                0.75%                  N/A
  Total Return                                                    N/A               -6.65%               -6.79%                  N/A

                        1999
  Units                                                            0                   65                    2                    0
  Unit Value                                     $              0.00  $             10.31  $             10.28  $              0.00
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $                 0  $               668  $                22  $                 0

  Expenses as a % of
    Average Net Assets                                            N/A                0.60%                0.75%                  N/A
  Total Return                                                    N/A               20.79%               20.63%                  N/A

                        1998
  Units
  Unit Value                                                                         Division was not available

  Net Assets

  Expenses as a % of
    Average Net Assets
  Total Return

                        1997
  Units
  Unit Value                                                                         Division was not available

  Net Assets

  Expenses as a % of
    Average Net Assets
  Total Return

4. UNIT VALUES(continued)

                                                                              Premier Growth Portfolio

                        2001
  (In thousands,                                        Contract             Contract             Contract             Contract
  except unit value)                                     Type 1               Type 2               Type 3               Type 4
                                                 -------------------- -------------------- -------------------- --------------------
  Units                                                           38                1,433                  222                   58
  Unit Value                                     $             17.66  $             17.57  $             17.44  $             17.31
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $               672  $            25,187  $             3,866  $             1,007

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                -17.62%              -17.71%              -17.83%              -17.96%

                        2000
  Units                                                            0                1,637                  256                   75
  Unit Value                                     $              0.00  $             21.35  $             21.22  $             21.09
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $                 0  $            34,959  $             5,424  $             1,584

  Expenses as a % of
    Average Net Assets                                            N/A                0.60%                0.75%                0.90%
  Total Return                                                    N/A              -17.08%              -17.20%              -17.33%

                        1999
  Units                                                            0                1,685                  251                   71
  Unit Value                                     $              0.00  $             25.75  $             25.63  $             25.51
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $                 0  $            43,374  $             6,429  $             1,810

  Expenses as a % of
    Average Net Assets                                            N/A                0.60%                0.75%                0.90%
  Total Return                                                    N/A               31.52%               31.32%               31.12%

                        1998
  Units                                                            0                  961                  134                   37
  Unit Value                                     $              0.00  $             19.58  $             19.52  $             19.46
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $                 0  $            18,814  $             2,625  $               727

  Expenses as a % of
    Average Net Assets                                            N/A                0.60%                0.75%                0.90%
  Total Return                                                    N/A               47.08%               46.86%               46.64%

                        1997
  Units                                                            0                  279                   65                   12
  Unit Value                                     $              0.00  $             13.31  $             13.29  $             13.27
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $                 0  $             3,716  $               861  $               158

  Expenses as a % of
    Average Net Assets                                            N/A                0.60%                0.75%                0.90%
  Total Return                                                    N/A               34.38%               34.19%               34.01%

4. UNIT VALUES(continued)

                                                                              MFS Emerging Growth Series

                        2001
  (In thousands,                                        Contract             Contract             Contract             Contract
  except unit value)                                     Type 1               Type 2               Type 3               Type 4
                                                 -------------------- -------------------- -------------------- --------------------
  Units                                                            3                  680                   97                   29
  Unit Value                                     $             14.83  $             14.75  $             14.64  $             14.53
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $                41  $            10,037  $             1,425  $               418

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                -33.82%              -33.89%              -33.99%              -34.09%

                        2000
  Units                                                            0                  836                  120                   30
  Unit Value                                     $              0.00  $             22.31  $             22.18  $             22.04
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $                 0  $            18,661  $             2,661  $               664

  Expenses as a % of
    Average Net Assets                                            N/A                0.60%                0.75%                0.90%
  Total Return                                                    N/A              -20.09%              -20.21%              -20.33%

                        1999
  Units                                                            0                  693                   98                   21
  Unit Value                                     $              0.00  $             27.92  $             27.79  $             27.67
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $                 0  $            19,336  $             2,736  $               576

  Expenses as a % of
    Average Net Assets                                            N/A                0.60%                0.75%                0.90%
  Total Return                                                    N/A               75.65%               75.39%               75.13%

                        1998
  Units                                                            0                  363                   57                   10
  Unit Value                                     $              0.00  $             15.90  $             15.85  $             15.80
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $                 0  $             5,769  $               904  $               158

  Expenses as a % of
    Average Net Assets                                            N/A                0.60%                0.75%                0.90%
  Total Return                                                    N/A               33.36%               33.16%               32.95%

                        1997
  Units                                                            0                  187                   33                    3
  Unit Value                                     $              0.00  $             11.92  $             11.90  $             11.88
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $                 0  $             2,228  $               395  $                38

  Expenses as a % of
    Average Net Assets                                            N/A                0.60%                0.75%                0.90%
  Total Return                                                    N/A               36.39%               36.20%               36.01%

4. UNIT VALUES(continued)

                                                                              MFS Research Series

                        2001
  (In thousands,                                        Contract             Contract             Contract             Contract
  except unit value)                                     Type 1               Type 2               Type 3               Type 4
                                                 -------------------- -------------------- -------------------- --------------------
  Units                                                            3                  387                   47                   20
  Unit Value                                     $             13.56  $             13.49  $             13.39  $             13.29
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $                41  $             5,218  $               625  $               272

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                -21.64%              -21.73%              -21.84%              -21.96%

                        2000
  Units                                                            0                  428                   65                   25
  Unit Value                                     $              0.00  $             17.24  $             17.13  $             17.03
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $                 0  $             7,380  $             1,108  $               424

  Expenses as a % of
    Average Net Assets                                            N/A                0.60%                0.75%                0.90%
  Total Return                                                    N/A               -5.42%               -5.56%               -5.70%

                        1999
  Units                                                            0                  388                   52                   26
  Unit Value                                     $              0.00  $             18.23  $             18.14  $             18.06
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $                 0  $             7,067  $               942  $               470

  Expenses as a % of
    Average Net Assets                                            N/A                0.60%                0.75%                0.90%
  Total Return                                                    N/A               23.30%               23.12%               22.93%

                        1998
  Units                                                            0                  291                   35                   21
  Unit Value                                     $              0.00  $             14.78  $             14.74  $             14.69
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $                 0  $             4,294                  514  $               302

  Expenses as a % of
    Average Net Assets                                            N/A                0.60%                0.75%                0.90%
  Total Return                                                    N/A               22.65%               22.46%               22.28%

                        1997
  Units                                                            0                  190                   25                    5
  Unit Value                                     $              0.00  $             12.05  $             12.03  $             12.01
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $                 0  $             2,287                  302  $                58

  Expenses as a % of
    Average Net Assets                                            N/A                0.60%                0.75%                0.90%
  Total Return                                                    N/A               25.45%               25.27%               25.10%

4. UNIT VALUES(continued)

                                                                              AIM V.I. Value Fund

                        2001
  (In thousands,                                        Contract             Contract             Contract             Contract
  except unit value)                                     Type 1               Type 2               Type 3               Type 4
                                                 -------------------- -------------------- -------------------- --------------------
  Units                                                           14                1,035                  153                   46
  Unit Value                                     $             15.89  $             15.81  $             15.69  $             15.57
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $               227  $            16,354  $             2,398  $               713

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                -13.00%              -13.09%              -13.22%              -13.35%

                        2000
  Units                                                            0                1,121                  171                   57
  Unit Value                                     $              0.00  $             18.19  $             18.08  $             17.97
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $                 0  $            20,392  $             3,091  $             1,017

  Expenses as a % of
    Average Net Assets                                            N/A                0.60%                0.75%                0.90%
  Total Return                                                    N/A              -15.16%              -15.29%              -15.41%

                        1999
  Units                                                            0                  969                  161                   68
  Unit Value                                     $              0.00  $             21.44  $             21.34  $             21.24
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $                 0  $            20,784  $             3,431  $             1,451

  Expenses as a % of
    Average Net Assets                                            N/A                0.60%                0.75%                0.90%
  Total Return                                                    N/A               29.12%               28.92%               28.73%

                        1998
  Units                                                            0                  416                   44                   48
  Unit Value                                     $              0.00  $             16.60  $             16.55  $             16.50
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $                 0  $             6,908                  729  $               798

  Expenses as a % of
    Average Net Assets                                            N/A                0.60%                0.75%                0.90%
  Total Return                                                    N/A               31.61%               31.41%               31.21%

                        1997
  Units                                                            0                  235                   32                   11
  Unit Value                                     $              0.00  $             12.62  $             12.60  $             12.58
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $                 0  $             2,966                  408  $               134

  Expenses as a % of
    Average Net Assets                                            N/A                0.60%                0.75%                0.90%
  Total Return                                                    N/A               28.77%               28.60%               28.42%

4. UNIT VALUES(continued)

                                                                              AIM V.I. Capital Appreciation Fund

                        2001
  (In thousands,                                        Contract             Contract             Contract             Contract
  except unit value)                                     Type 1               Type 2               Type 3               Type 4
                                                 -------------------- -------------------- -------------------- --------------------
  Units                                                           43                  354                   50                   24
  Unit Value                                     $             13.09  $             13.02  $             12.93  $             12.83
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $               563  $             4,613  $               645  $               312

  Expenses as a % of
    Average Net Assets                                          0.50%                0.60%                0.75%                0.90%
  Total Return                                                -23.66%              -23.74%              -23.86%              -23.98%

                        2000
  Units                                                            0                  446                   63                   26
  Unit Value                                     $              0.00  $             17.08  $             16.98  $             16.87
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $                 0  $             7,626  $             1,062  $               447

  Expenses as a % of
    Average Net Assets                                            N/A                0.60%                0.75%                0.90%
  Total Return                                                    N/A              -11.44%              -11.58%              -11.71%

                        1999
  Units                                                            0                  254                   26                    3
  Unit Value                                     $              0.00  $             19.29  $             19.20  $             19.11
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $                 0  $             4,904  $               496  $                62

  Expenses as a % of
    Average Net Assets                                            N/A                0.60%                0.75%                0.90%
  Total Return                                                    N/A               43.75%               43.53%               43.31%

                        1998
  Units                                                            0                  131                   16                    2
  Unit Value                                     $              0.00  $             13.42  $             13.38  $             13.33
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $                 0  $             1,756  $               219  $                23

  Expenses as a % of
    Average Net Assets                                            N/A                0.60%                0.75%                0.90%
  Total Return                                                    N/A               18.59%               18.41%               18.23%

                        1997
  Units                                                            0                   98                   22                    2
  Unit Value                                     $              0.00  $             11.31  $             11.30  $             11.28
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $                 0  $             1,105  $               248  $                20

  Expenses as a % of
    Average Net Assets                                            N/A                0.60%                0.75%                0.90%
  Total Return                                                    N/A               26.31%               26.13%               25.96%

4. UNIT VALUES(continued)

                                                                                     1998 Trust

                        2001
  (In thousands,                                        Contract             Contract             Contract             Contract
  except unit value)                                     Type 1               Type 2               Type 3               Type 4
                                                 -------------------- -------------------- -------------------- --------------------
  Units
  Unit Value                                                                         Division was not available

  Net Assets

  Expenses as a % of
    Average Net Assets
  Total Return

                        2000
  Units
  Unit Value                                                                         Division was not available

  Net Assets

  Expenses as a % of
    Average Net Assets
  Total Return

                        1999
  Units                                                                              Division was not available
  Unit Value

  Net Assets

  Expenses as a % of
    Average Net Assets
  Total Return

                        1998
  Units
  Unit Value                                                                      Division matured during the year

  Net Assets

  Expenses as a % of
    Average Net Assets
  Total Return

                        1997
  Units                                                          758                  970                  281                   31
  Unit Value                                     $             21.78  $             21.56  $             21.25  $             20.94
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $            16,518  $            20,923  $             5,967  $               653

  Expenses as a % of
    Average Net Assets                                          0.84%                0.94%                1.09%                1.24%
  Total Return                                                  4.81%                4.70%                4.54%                4.39%

4. UNIT VALUES(continued)

                                                                                     1999 Trust

                        2001
  (In thousands,                                        Contract             Contract             Contract             Contract
  except unit value)                                     Type 1               Type 2               Type 3               Type 4
                                                 -------------------- -------------------- -------------------- --------------------
  Units
  Unit Value                                                                         Division was not available

  Net Assets

  Expenses as a % of
    Average Net Assets
  Total Return

                        2000
  Units
  Unit Value                                                                         Division was not available

  Net Assets

  Expenses as a % of
    Average Net Assets
  Total Return

                        1999
  Units
  Unit Value                                                                      Division matured during the year

  Net Assets

  Expenses as a % of
    Average Net Assets
  Total Return

                        1998
  Units                                                          515                  276                  102                   83
  Unit Value                                     $             22.27  $             22.04  $             21.72  $             21.41
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $            11,459  $             6,079  $             2,209  $             1,783

  Expenses as a % of
    Average Net Assets                                          0.84%                0.94%                1.09%                1.24%
  Total Return                                                  4.80%                4.87%                4.71%                4.55%

                        1997
  Units                                                          486                  272                  103                   87
  Unit Value                                     $             21.21  $             21.02  $             20.74  $             20.47
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $            10,304  $             5,725  $             2,135  $             1,776

  Expenses as a % of
    Average Net Assets                                          0.84%                0.94%                1.09%                1.24%
  Total Return                                                  5.30%                5.19%                5.03%                4.87%

4. UNIT VALUES(continued)

                                                                                     2000 Trust

                        2001
  (In thousands,                                        Contract             Contract             Contract             Contract
  except unit value)                                     Type 1               Type 2               Type 3               Type 4
                                                 -------------------- -------------------- -------------------- --------------------
  Units
  Unit Value                                                                         Division was not available

  Net Assets

  Expenses as a % of
    Average Net Assets
  Total Return

                        2000
  Units
  Unit Value                                                                      Division matured during the year

  Net Assets

  Expenses as a % of
    Average Net Assets
  Total Return

                        1999
  Units                                                          556                  285                   52                    6
  Unit Value                                     $             22.08  $             21.86  $             21.54  $             21.23
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $            12,273  $             6,232  $             1,121  $               119

  Expenses as a % of
    Average Net Assets                                          0.84%                0.94%                1.09%                1.24%
  Total Return                                                  3.64%                3.53%                3.38%                3.22%

                        1998
  Units                                                          534                  321                   59                    6
  Unit Value                                     $             21.31  $             21.12  $             20.84  $             20.57
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $            11,368  $             6,770  $             1,228  $               118

  Expenses as a % of
    Average Net Assets                                          0.84%                0.94%                1.09%                1.24%
  Total Return                                                  6.16%                6.05%                5.89%                5.73%

                        1997
  Units                                                          567                  295                   46                    8
  Unit Value                                     $             20.07  $             19.91  $             19.68  $             19.45
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $            11,378  $             5,874  $               903  $               148

  Expenses as a % of
    Average Net Assets                                          0.84%                0.94%                1.09%                1.24%
  Total Return                                                  5.94%                5.83%                5.67%                5.51%

4. UNIT VALUES(continued)

                                                                                     2001 Trust

                        2001
  (In thousands,                                        Contract             Contract             Contract             Contract
  except unit value)                                     Type 1               Type 2               Type 3               Type 4
                                                 -------------------- -------------------- -------------------- --------------------
  Units
  Unit Value                                                                         Division was not available

  Net Assets

  Expenses as a % of
    Average Net Assets
  Total Return

                        2000
  Units                                                          350                  288                   85                    2
  Unit Value                                     $             52.60  $             51.74  $             50.50  $             49.30
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $            18,411  $            14,902  $             4,311  $                74

  Expenses as a % of
    Average Net Assets                                          0.84%                0.94%                1.09%                1.24%
  Total Return                                                  5.47%                5.36%                5.20%                5.04%

                        1999
  Units                                                          396                  320                  101                    2
  Unit Value                                     $             49.88  $             49.11  $             48.01  $             46.93
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $            19,732  $            15,711  $             4,858  $               101

  Expenses as a % of
    Average Net Assets                                          0.84%                0.94%                1.09%                1.24%
  Total Return                                                  2.18%                2.08%                1.92%                1.77%

                        1998
  Units                                                          407                  384                  109                   14
  Unit Value                                     $             48.81  $             48.11  $             47.10  $             46.12
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $            19,871  $            18,462  $             5,121  $               646

  Expenses as a % of
    Average Net Assets                                          0.84%                0.94%                1.09%                1.24%
  Total Return                                                  7.20%                7.09%                6.93%                6.77%

                        1997
  Units                                                          447                  411                  110                   14
  Unit Value                                     $             45.53  $             44.92  $             44.05  $             43.19
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $            20,349  $            18,458  $             4,859  $               617

  Expenses as a % of
    Average Net Assets                                          0.84%                0.94%                1.09%                1.24%
  Total Return                                                  6.59%                6.48%                6.32%                6.16%

4. UNIT VALUES(continued)

                                                                                     2002 Trust

                        2001
  (In thousands,                                        Contract             Contract             Contract             Contract
  except unit value)                                     Type 1               Type 2               Type 3               Type 4
                                                 -------------------- -------------------- -------------------- --------------------
  Units                                                          219                  187                   67                   56
  Unit Value                                     $             19.85  $             19.65  $             19.37  $             19.09
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $             4,354  $             3,679  $             1,303  $             1,074

  Expenses as a % of
    Average Net Assets                                          0.84%                0.94%                1.09%                1.24%
  Total Return                                                  4.56%                4.45%                4.29%                4.13%

                        2000
  Units                                                          221                  165                   67                   57
  Unit Value                                     $             18.99  $             18.82  $             18.57  $             18.33
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $             4,194  $             3,101  $             1,250  $             1,050

  Expenses as a % of
    Average Net Assets                                          0.84%                0.94%                1.09%                1.24%
  Total Return                                                  7.01%                6.90%                6.74%                6.58%

                        1999
  Units                                                          154                  178                   81                   59
  Unit Value                                     $             17.74  $             17.60  $             17.40  $             17.20
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $             2,736  $             3,127  $             1,407  $             1,014

  Expenses as a % of
    Average Net Assets                                          0.84%                0.94%                1.09%                1.24%
  Total Return                                                  0.32%                0.21%                0.06%               -0.09%

                        1998
  Units                                                          182                  187                   84                   60
  Unit Value                                     $             17.69  $             17.56  $             17.39  $             17.21
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $             3,220  $             3,278  $             1,455  $             1,033

  Expenses as a % of
    Average Net Assets                                          0.84%                0.94%                1.09%                1.24%
  Total Return                                                  8.48%                8.37%                8.21%                8.04%

                        1997
  Units                                                          192                  180                   76                   59
  Unit Value                                     $             16.30  $             16.21  $             16.07  $             15.93
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $             3,131  $             2,918  $             1,217  $               941

  Expenses as a % of
    Average Net Assets                                          0.84%                0.94%                1.09%                1.24%
  Total Return                                                  7.33%                7.22%                7.06%                6.90%

4. UNIT VALUES(continued)

                                                                                     2003 Trust

                        2001
  (In thousands,                                        Contract             Contract             Contract             Contract
  except unit value)                                     Type 1               Type 2               Type 3               Type 4
                                                 -------------------- -------------------- -------------------- --------------------
  Units                                                          215                  127                   39                    9
  Unit Value                                     $             92.90  $             91.21  $             88.81  $             86.47
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $            20,013  $            11,623  $             3,441  $               769

  Expenses as a % of
    Average Net Assets                                          0.84%                0.94%                1.09%                1.24%
  Total Return                                                  7.98%                7.87%                7.70%                7.54%

                        2000
  Units                                                          222                  138                   42                   10
  Unit Value                                     $             86.03  $             84.56  $             82.46  $             80.41
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $            19,113  $            11,706  $             3,451  $               780

  Expenses as a % of
    Average Net Assets                                          0.84%                0.94%                1.09%                1.24%
  Total Return                                                  9.53%                9.41%                9.25%                9.08%

                        1999
  Units                                                          237                  156                   46                    9
  Unit Value                                     $             78.55  $             77.28  $             75.48  $             73.71
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $            18,637  $            12,068  $             3,468  $               694

  Expenses as a % of
    Average Net Assets                                          0.84%                0.94%                1.09%                1.24%
  Total Return                                                 -2.50%               -2.60%               -2.74%               -2.89%

                        1998
  Units                                                          278                  174                   47                    9
  Unit Value                                     $             80.56  $             79.34  $             77.61  $             75.91
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $            22,376  $            13,778  $             3,611  $               712

  Expenses as a % of
    Average Net Assets                                          0.84%                0.94%                1.09%                1.24%
  Total Return                                                 10.32%               10.21%               10.04%                9.88%

                        1997
  Units                                                          303                  190                   51                    9
  Unit Value                                     $             73.02  $             71.99  $             70.52  $             69.09
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $            22,113  $            13,701  $             3,576  $               630

  Expenses as a % of
    Average Net Assets                                          0.84%                0.94%                1.09%                1.24%
  Total Return                                                  8.89%                8.78%                8.62%                8.45%

4. UNIT VALUES(continued)

                                                                                     2004 Trust

                        2001
  (In thousands,                                        Contract             Contract             Contract             Contract
  except unit value)                                     Type 1               Type 2               Type 3               Type 4
                                                 -------------------- -------------------- -------------------- --------------------
  Units                                                          243                  200                   54                    0
  Unit Value                                     $             17.68  $             17.54  $             17.34  $              0.00
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $             4,297  $             3,509  $               930  $                 0

  Expenses as a % of
    Average Net Assets                                          0.84%                0.94%                1.09%                  N/A
  Total Return                                                  8.40%                8.29%                8.12%                  N/A

                        2000
  Units                                                          266                  189                   54                    0
  Unit Value                                     $             16.31  $             16.20  $             16.04  $              0.00
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $             4,334  $             3,054  $               871  $                 0

  Expenses as a % of
    Average Net Assets                                          0.84%                0.94%                1.09%                  N/A
  Total Return                                                 10.39%               10.28%               10.11%                  N/A

                        1999
  Units                                                          224                  193                   57                    0
  Unit Value                                     $             14.78  $             14.69  $             14.56  $              0.00
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $             3,315  $             2,830  $               834  $                 0

  Expenses as a % of
    Average Net Assets                                          0.84%                0.94%                1.09%                  N/A
  Total Return                                                 -3.35%               -3.45%               -3.59%                  N/A

                        1998
  Units                                                          183                  172                   50                    0
  Unit Value                                     $             15.29  $             15.21  $             15.11  $              0.00
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $             2,801  $             2,613  $               755  $                 0

  Expenses as a % of
    Average Net Assets                                          0.84%                0.94%                1.09%                  N/A
  Total Return                                                 10.75%               10.64%               10.47%                  N/A

                        1997
  Units                                                          220                  166                   49                    0
  Unit Value                                     $             13.80  $             13.75  $             13.67  $             13.60
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $             3,034  $             2,282  $               667  $                 5
  Expenses as a % of
    Average Net Assets                                          0.84%                0.94%                1.09%                1.24%
  Total Return                                                  9.50%                9.39%                9.22%                9.06%

4. UNIT VALUES(continued)

                                                                                     2005 Trust

                        2001
  (In thousands,                                        Contract             Contract             Contract             Contract
  except unit value)                                     Type 1               Type 2               Type 3               Type 4
                                                 -------------------- -------------------- -------------------- --------------------
  Units                                                          145                   81                   11                    1
  Unit Value                                     $             70.61  $             69.38  $             67.62  $             65.90
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $            10,247  $             5,650  $               775  $                36

  Expenses as a % of
    Average Net Assets                                          0.84%                0.94%                1.09%                1.24%
  Total Return                                                  8.16%                8.05%                7.89%                7.96%

                        2000
  Units                                                          148                   93                   11                    1
  Unit Value                                     $             65.28  $             64.21  $             62.67  $             61.18
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $             9,650  $             5,945  $               719  $                34

  Expenses as a % of
    Average Net Assets                                          0.84%                0.94%                1.09%                1.24%
  Total Return                                                 12.19%               12.07%               11.90%               11.73%

                        1999
  Units                                                          181                   89                   11                    1
  Unit Value                                     $             58.19  $             57.29  $             56.01  $             54.75
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $            10,549  $             5,107  $               634  $                31

  Expenses as a % of
    Average Net Assets                                          0.84%                0.94%                1.09%                1.24%
  Total Return                                                 -4.95%               -5.04%               -5.19%               -5.33%

                        1998
  Units                                                          197                  114                   18                    1
  Unit Value                                     $             61.22  $             60.33  $             59.07  $             57.84
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $            12,077  $             6,859  $             1,088  $                36

  Expenses as a % of
    Average Net Assets                                          0.84%                0.94%                1.09%                1.24%
  Total Return                                                 11.63%               11.52%               11.35%               11.18%

                        1997
  Units                                                          214                  118                   19                    1
  Unit Value                                     $             54.84  $             54.10  $             53.05  $             52.02
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $            11,745  $             6,397  $               999  $                34

  Expenses as a % of
    Average Net Assets                                          0.84%                0.94%                1.09%                1.24%
  Total Return                                                 10.55%               10.44%               10.27%               10.11%

4. UNIT VALUES(continued)

                                                                                     2006 Trust

                        2001
  (In thousands,                                        Contract             Contract             Contract             Contract
  except unit value)                                     Type 1               Type 2               Type 3               Type 4
                                                 -------------------- -------------------- -------------------- --------------------
  Units                                                           54                   74                    9                   31
  Unit Value                                     $             39.64  $             39.00  $             38.09  $             37.19
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $             2,154  $             2,877  $               346  $             1,165

  Expenses as a % of
    Average Net Assets                                          0.84%                0.94%                1.09%                1.24%
  Total Return                                                  7.86%                7.75%                7.58%                7.72%

                        2000
  Units                                                           45                   73                    6                   32
  Unit Value                                     $             36.75  $             36.19  $             35.40  $             34.63
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $             1,661  $             2,647  $               211  $             1,103

  Expenses as a % of
    Average Net Assets                                          0.84%                0.94%                1.09%                1.24%
  Total Return                                                 14.10%               13.98%               13.81%               13.64%

                        1999
  Units                                                           62                   79                    6                   33
  Unit Value                                     $             32.21  $             31.76  $             31.11  $             30.47
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $             1,996  $             2,503  $               202  $               999

  Expenses as a % of
    Average Net Assets                                          0.84%                0.94%                1.09%                1.24%
  Total Return                                                 -6.77%               -6.86%               -7.00%               -7.14%

                        1998
  Units                                                           62                   83                    4                   33
  Unit Value                                     $             34.55  $             34.10  $             33.45  $             32.81
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $             2,135  $             2,847  $               147  $             1,094

  Expenses as a % of
    Average Net Assets                                          0.84%                0.94%                1.09%                1.24%
  Total Return                                                 13.06%               12.94%               12.77%               12.60%

                        1997
  Units                                                           59                  102                    7                   34
  Unit Value                                     $             30.56  $             30.19  $             29.66  $             29.14
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $             1,799  $             3,092  $               201  $               987

  Expenses as a % of
    Average Net Assets                                          0.84%                0.94%                1.09%                1.24%
  Total Return                                                 11.53%               11.42%               11.25%               11.08%

4. UNIT VALUES(continued)

                                                                                     2007 Trust

                        2001
  (In thousands,                                        Contract             Contract             Contract             Contract
  except unit value)                                     Type 1               Type 2               Type 3               Type 4
                                                 -------------------- -------------------- -------------------- --------------------
  Units                                                           67                  166                   15                    0
  Unit Value                                     $             42.42  $             41.78  $             40.86  $             39.96
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $             2,857  $             6,924  $               632  $                 1

  Expenses as a % of
    Average Net Assets                                          0.84%                0.94%                1.09%                1.24%
  Total Return                                                  7.06%                6.95%                6.79%                6.62%

                        2000
  Units                                                           70                  163                   19                    0
  Unit Value                                     $             39.62  $             39.06  $             38.26  $             37.48
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $             2,755  $             6,375  $               729  $                 7

  Expenses as a % of
    Average Net Assets                                          0.84%                0.94%                1.09%                1.24%
  Total Return                                                 15.92%               15.80%               15.63%               15.45%

                        1999
  Units                                                          100                  190                   20                    0
  Unit Value                                     $             34.18  $             33.73  $             33.09  $             32.46
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $             3,415  $             6,406  $               654  $                 6

  Expenses as a % of
    Average Net Assets                                          0.84%                0.94%                1.09%                1.24%
  Total Return                                                 -8.12%               -8.22%               -8.35%               -8.49%

                        1998
  Units                                                          119                  211                   26                    0
  Unit Value                                     $             37.20  $             36.75  $             36.11  $             35.48
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $             4,413  $             7,737  $               922  $                10

  Expenses as a % of
    Average Net Assets                                          0.84%                0.94%                1.09%                1.24%
  Total Return                                                 13.85%               13.73%               13.56%               13.39%

                        1997
  Units                                                          123                  218                   26                    0
  Unit Value                                     $             32.67  $             32.31  $             31.80  $             31.29
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $             4,022  $             7,055  $               827  $                 9

  Expenses as a % of
    Average Net Assets                                          0.84%                0.94%                1.09%                1.24%
  Total Return                                                 12.40%               12.29%               12.12%               11.95%

4. UNIT VALUES(continued)

                                                                                     2008 Trust

                        2001
  (In thousands,                                        Contract             Contract             Contract             Contract
  except unit value)                                     Type 1               Type 2               Type 3               Type 4
                                                 -------------------- -------------------- -------------------- --------------------
  Units                                                          146                  232                   36                    2
  Unit Value                                     $             39.79  $             39.22  $             38.42  $             37.64
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $             5,813  $             9,084  $             1,375  $                73

  Expenses as a % of
    Average Net Assets                                          0.84%                0.94%                1.09%                1.24%
  Total Return                                                  6.22%                6.11%                5.95%                5.79%

                        2000
  Units                                                          147                  244                   45                    2
  Unit Value                                     $             37.46  $             36.97  $             36.27  $             35.58
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $             5,511  $             9,026  $             1,631  $                69

  Expenses as a % of
    Average Net Assets                                          0.84%                0.94%                1.09%                1.24%
  Total Return                                                 17.73%               17.61%               17.43%               17.26%

                        1999
  Units                                                          198                  284                   55                    2
  Unit Value                                     $             31.81  $             31.43  $             30.88  $             30.34
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $             6,311  $             8,923  $             1,692  $                60

  Expenses as a % of
    Average Net Assets                                          0.84%                0.94%                1.09%                1.24%
  Total Return                                                 -9.62%               -9.72%               -9.85%               -9.99%

                        1998
  Units                                                          224                  314                   65                    2
  Unit Value                                     $             35.20  $             34.81  $             34.26  $             33.71
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $             7,880  $            10,945  $             2,242  $                68

  Expenses as a % of
    Average Net Assets                                          0.84%                0.94%                1.09%                1.24%
  Total Return                                                 14.61%               14.49%               14.31%               14.14%

                        1997
  Units                                                          239                  353                   83                    4
  Unit Value                                     $             30.72  $             30.41  $             29.97  $             29.53
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $             7,330  $            10,747  $             2,493  $               114

  Expenses as a % of
    Average Net Assets                                          0.84%                0.94%                1.09%                1.24%
  Total Return                                                 13.42%               13.31%               13.14%               12.96%

4. UNIT VALUES(continued)

                                                                                     2009 Trust

                        2001
  (In thousands,                                        Contract             Contract             Contract             Contract
  except unit value)                                     Type 1               Type 2               Type 3               Type 4
                                                 -------------------- -------------------- -------------------- --------------------
  Units                                                          136                   63                   29                    3
  Unit Value                                     $             35.61  $             35.14  $             34.47  $             33.82
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $             4,829  $             2,204  $               986  $               117

  Expenses as a % of
    Average Net Assets                                          0.84%                0.94%                1.09%                1.24%
  Total Return                                                  5.20%                5.09%                4.93%                4.77%

                        2000
  Units                                                          163                   67                   36                    4
  Unit Value                                     $             33.85  $             33.44  $             32.85  $             32.28
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $             5,516  $             2,235  $             1,198  $               127

  Expenses as a % of
    Average Net Assets                                          0.84%                0.94%                1.09%                1.24%
  Total Return                                                 19.33%               19.20%               19.02%               18.84%

                        1999
  Units                                                          174                   78                   34                    4
  Unit Value                                     $             28.37  $             28.05  $             27.60  $             27.16
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $             4,936  $             2,184  $               928  $               109

  Expenses as a % of
    Average Net Assets                                          0.84%                0.94%                1.09%                1.24%
  Total Return                                                -10.57%              -10.66%              -10.80%              -10.93%

                        1998
  Units                                                          172                   82                   38                    4
  Unit Value                                     $             31.72  $             31.40  $             30.95  $             30.50
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $             5,444  $             2,566  $             1,173  $               129

  Expenses as a % of
    Average Net Assets                                          0.84%                0.94%                1.09%                1.24%
  Total Return                                                 15.04%               14.92%               14.75%               14.58%

                        1997
  Units                                                          198                   85                   40                    4
  Unit Value                                     $             27.57  $             27.32  $             26.97  $             26.62
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $             5,458  $             2,316  $             1,090  $               113

  Expenses as a % of
    Average Net Assets                                          0.84%                0.94%                1.09%                1.24%
  Total Return                                                 14.26%               14.14%               13.97%               13.80%

4. UNIT VALUES(continued)

                                                                                     2010 Trust

                        2001
  (In thousands,                                        Contract             Contract             Contract             Contract
  except unit value)                                     Type 1               Type 2               Type 3               Type 4
                                                 -------------------- -------------------- -------------------- --------------------
  Units                                                           82                   75                   14                   14
  Unit Value                                     $             34.12  $             33.71  $             33.12  $             32.54
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $             2,797  $             2,519  $               462  $               446

  Expenses as a % of
    Average Net Assets                                          0.84%                0.94%                1.09%                1.24%
  Total Return                                                  3.86%                3.76%                3.60%                3.44%

                        2000
  Units                                                          111                   83                   14                   14
  Unit Value                                     $             32.85  $             32.49  $             31.97  $             31.46
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $             3,646  $             2,697  $               442  $               443

  Expenses as a % of
    Average Net Assets                                          0.84%                0.94%                1.09%                1.24%
  Total Return                                                 20.96%               20.84%               20.66%               20.47%

                        1999
  Units                                                           82                   97                   16                   14
  Unit Value                                     $             27.16  $             26.89  $             26.50  $             26.11
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $             2,237  $             2,620  $               415  $               374

  Expenses as a % of
    Average Net Assets                                          0.84%                0.94%                1.09%                1.24%
  Total Return                                                -11.22%              -11.31%              -11.44%              -11.58%

                        1998
  Units                                                          102                  114                   17                   32
  Unit Value                                     $             30.59  $             30.32  $             29.92  $             29.53
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $             3,106  $             3,452  $               519  $               946

  Expenses as a % of
    Average Net Assets                                          0.84%                0.94%                1.09%                1.24%
  Total Return                                                 15.03%               14.91%               14.73%               14.56%

                        1997
  Units                                                          102                  118                   18                   37
  Unit Value                                     $             26.60  $             26.38  $             26.08  $             25.78
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $             2,718  $             3,122  $               464  $               947

  Expenses as a % of
    Average Net Assets                                          0.84%                0.94%                1.09%                1.24%
  Total Return                                                 15.11%               14.99%               14.82%               14.64%

4. UNIT VALUES(continued)

                                                                                     2011 Trust

                        2001
  (In thousands,                                        Contract             Contract             Contract             Contract
  except unit value)                                     Type 1               Type 2               Type 3               Type 4
                                                 -------------------- -------------------- -------------------- --------------------
  Units                                                           39                   47                   10                    1
  Unit Value                                     $             28.50  $             28.18  $             27.73  $             27.29
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $             1,120  $             1,330  $               275  $                16

  Expenses as a % of
    Average Net Assets                                          0.84%                0.94%                1.09%                1.24%
  Total Return                                                  3.27%                3.16%                3.00%                2.85%

                        2000
  Units                                                           45                   47                   10                    1
  Unit Value                                     $             27.60  $             27.32  $             26.92  $             26.53
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $             1,248  $             1,295  $               273  $                16

  Expenses as a % of
    Average Net Assets                                          0.84%                0.94%                1.09%                1.24%
  Total Return                                                 22.47%               22.34%               22.15%               21.97%

                        1999
  Units                                                           48                    9                    4                    1
  Unit Value                                     $             22.53  $             22.33  $             22.04  $             21.75
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $             1,078  $               210  $                95  $                13

  Expenses as a % of
    Average Net Assets                                          0.84%                0.94%                1.09%                1.24%
  Total Return                                                -11.73%              -11.82%              -11.96%              -12.09%

                        1998
  Units                                                           53                   13                    5                    1
  Unit Value                                     $             25.53  $             25.33  $             25.03  $             24.75
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $             1,344  $               332  $               117  $                15

  Expenses as a % of
    Average Net Assets                                          0.84%                0.94%                1.09%                1.24%
  Total Return                                                 14.84%               14.72%               14.55%               14.38%

                        1997
  Units                                                           48                   13                    3                    1
  Unit Value                                     $             22.23  $             22.08  $             21.85  $             21.64
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $             1,066  $               288  $                70  $                14

  Expenses as a % of
    Average Net Assets                                          0.84%                0.94%                1.09%                1.24%
  Total Return                                                 16.24%               16.12%               15.94%               15.77%

4. UNIT VALUES(continued)

                                                                                     2013 Trust

                        2001
  (In thousands,                                        Contract             Contract             Contract             Contract
  except unit value)                                     Type 1               Type 2               Type 3               Type 4
                                                 -------------------- -------------------- -------------------- --------------------
  Units                                                           10                   31                    8                    2
  Unit Value                                     $             21.06  $             20.87  $             20.60  $             20.33
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $               203  $               637  $               166  $                42

  Expenses as a % of
    Average Net Assets                                          0.84%                0.94%                1.09%                1.24%
  Total Return                                                  2.20%                2.09%                1.94%                1.78%

                        2000
  Units                                                           10                   37                   11                    2
  Unit Value                                     $             20.61  $             20.44  $             20.21  $             19.98
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $               202  $               765  $               225  $                42

  Expenses as a % of
    Average Net Assets                                          0.84%                0.94%                1.09%                1.24%
  Total Return                                                 24.82%               24.69%               24.50%               24.31%

                        1999
  Units                                                            9                   40                   12                    2
  Unit Value                                     $             16.51  $             16.40  $             16.23  $             16.07
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $               155  $               650  $               192  $                35

  Expenses as a % of
    Average Net Assets                                          0.84%                0.94%                1.09%                1.24%
  Total Return                                                -13.21%              -13.30%              -13.43%              -13.56%

                        1998
  Units                                                           11                   47                   13                    2
  Unit Value                                     $             19.02  $             18.91  $             18.75  $             18.59
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $               200  $               884  $               238  $                41

  Expenses as a % of
    Average Net Assets                                          0.84%                0.94%                1.09%                1.24%
  Total Return                                                 14.66%               14.54%               14.37%               14.20%

                        1997
  Units                                                            8                   45                   11                    2
  Unit Value                                     $             16.59  $             16.51  $             16.39  $             16.28
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $               137  $               751  $               180  $                33

  Expenses as a % of
    Average Net Assets                                          0.84%                0.94%                1.09%                1.24%
  Total Return                                                 18.70%               18.58%               18.40%               18.22%

4. UNIT VALUES(continued)

                                                                                     2014 Trust

                        2001
  (In thousands,                                        Contract             Contract             Contract             Contract
  except unit value)                                     Type 1               Type 2               Type 3               Type 4
                                                 -------------------- -------------------- -------------------- --------------------
  Units                                                          271                  158                   43                    1
  Unit Value                                     $             20.64  $             20.47  $             20.24  $             20.00
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $             5,599  $             3,238  $               871  $                11

  Expenses as a % of
    Average Net Assets                                          0.84%                0.94%                1.09%                1.24%
  Total Return                                                  1.35%                1.24%                1.09%                0.94%

                        2000
  Units                                                          322                  222                   50                    1
  Unit Value                                     $             20.36  $             20.22  $             20.02  $             19.82
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $             6,557  $             4,483  $             1,008  $                21

  Expenses as a % of
    Average Net Assets                                          0.84%                0.94%                1.09%                1.24%
  Total Return                                                 26.01%               25.88%               25.69%               25.50%

                        1999
  Units                                                          497                  330                   62                    6
  Unit Value                                     $             16.16  $             16.06  $             15.93  $             15.79
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $             8,036  $             5,294  $               995  $                88

  Expenses as a % of
    Average Net Assets                                          0.84%                0.94%                1.09%                1.24%
  Total Return                                                -14.00%              -14.09%              -14.22%              -14.35%

                        1998
  Units                                                          530                  356                  136                    5
  Unit Value                                     $             18.79  $             18.70  $             18.57  $             18.44
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $             9,950  $             6,650  $             2,525  $                86

  Expenses as a % of
    Average Net Assets                                          0.84%                0.94%                1.09%                1.24%
  Total Return                                                 14.35%               14.23%               14.06%               13.88%

                        1997
  Units                                                          458                  276                  155                    5
  Unit Value                                     $             16.43  $             16.37  $             16.28  $             16.19
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $             7,517  $             4,520  $             2,526  $                80

  Expenses as a % of
    Average Net Assets                                          0.84%                0.94%                1.09%                1.24%
  Total Return                                                 20.14%               20.01%               19.83%               19.65%

4. UNIT VALUES(continued)

                                                                                     2019 Trust

                        2001
  (In thousands,                                        Contract             Contract             Contract             Contract
  except unit value)                                     Type 1               Type 2               Type 3               Type 4
                                                 -------------------- -------------------- -------------------- --------------------
  Units                                                          199                   40                    8                    0
  Unit Value                                     $             11.22  $             11.19  $             11.14  $             11.09
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $             2,232  $               446  $                88  $                 1

  Expenses as a % of
    Average Net Assets                                          0.84%                0.94%                1.09%                1.24%
  Total Return                                                 -1.34%               -1.44%               -1.59%               -1.74%

                        2000
  Units                                                           80                  152                   13                    0
  Unit Value                                     $             11.37  $             11.35  $             11.32  $             11.29
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $               913  $             1,725  $               142  $                 2

  Expenses as a % of
    Average Net Assets                                          0.84%                0.94%                1.09%                1.24%
  Total Return                                                 29.18%               29.04%               28.85%               28.66%

                        1999
  Units                                                          377                  127                   42                    0
  Unit Value                                     $              8.80  $              8.79  $              8.79  $              8.78
                                                 -------------------- -------------------- -------------------- --------------------
  Net Assets                                     $             3,315  $             1,119  $               372  $                 3

  Expenses as a % of
    Average Net Assets                                          0.84%                0.94%                1.09%                1.24%
  Total Return                                                -15.23%              -15.33%              -15.47%              -15.61%

                        1998
  Units
  Unit Value                                                                         Division was not available

  Net Assets

  Expenses as a % of
    Average Net Assets
  Total Return

                        1997
  Units
  Unit Value                                                                         Division was not available

  Net Assets

  Expenses as a % of
    Average Net Assets
  Total Return

5. ALLOCATION OF INCOME TO SERIES

   The following table presents income by investment division for the year ended December 31, 2001:

   (In thousands)                                              Contract       Contract       Contract       Contract
                             2001                               Type1          Type 2         Type 3         Type 4        Total
                                                           -------------- -------------- -------------- -------------- -------------
   Investments in Merrill Lynch Series Fund, Inc.:
    Money Reserve Portfolio                                $       5,961  $       5,367  $       1,004  $         242  $     12,574
    Intermediate Government Bond Portfolio                         4,608          4,558            760            219        10,145
    Core Bond Strategy Portfolio                                   2,308          2,348            686            120         5,462
    Capital Stock Portfolio                                      (12,369)       (10,898)        (2,094)        (1,050)      (26,411)
    Fundamental Growth Strategy Portfolio                        (37,289)       (32,598)        (6,144)        (2,512)      (78,543)
    Balanced Capital Strategy Portfolio                          (20,530)       (52,009)        (3,241)        (1,410)      (77,190)
    High Yield Portfolio                                             196            365             45             14           620
    Natural Resources Portfolio                                     (916)          (836)          (168)           (59)       (1,979)
    Global Allocation Strategy Portfolio                          (4,464)        (5,185)        (1,255)          (489)      (11,393)
    Balanced Portfolio                                            (1,530)        (1,782)          (474)          (244)       (4,030)

   Investments in Merrill Lynch Variable
    Series Funds, Inc.:
     Utilities & Telecommunications Focus Fund                      (575)          (332)          (107)             0        (1,014)
     International Equity Focus Fund                                (264)          (246)           (74)            (1)         (585)
     Global Bond Focus Fund                                            0             (2)            (2)             0            (4)
     Basic Value Focus Fund                                          841          1,039            158             36         2,074
     Developing Capital Markets Focus Fund                           (20)           (39)            (7)            (1)          (67)
     Small Cap Value Focus Fund                                    2,855          2,777            416             80         6,128
     Index 500 Fund                                                  (92)        (3,587)          (564)          (110)       (4,353)
     Balanced Capital Focus Fund                                       0            (21)            (5)             0           (26)
     Global Growth Focus Fund                                         (1)        (1,280)          (187)           (52)       (1,520)
     American Balanced Fund                                            0            (18)            (5)             0           (23)
     Large Cap Value Focus Fund                                        7              8              1              0            16

   Investments in Mercury HW Variable Trust:
    Mercury HW International Value VIP Portfolio                    (328)          (573)          (132)           (16)       (1,049)

   Investments in Mercury V.I. Funds, Inc.:
    Large Cap Growth Focus Fund                                      (70)          (202)           (13)            (4)         (289)

   Investments in Alliance Variable Products Series Fund, Inc.:
    Quasar Portfolio                                                 (18)          (149)            (9)             0          (176)
    Premier Growth Portfolio                                        (166)        (6,204)          (952)          (248)       (7,570)

   Investments in MFS Variable Insurance Trust:
    MFS Emerging Growth Series                                       (25)        (6,165)          (875)          (257)       (7,322)
    MFS Research Series                                              (13)        (1,671)          (200)           (87)       (1,971)

   Investments in AIM Variable Insurance Funds, Inc.;
    AIM V.I. Value Fund                                              (37)        (2,668)          (391)          (116)       (3,212)
    AIM V.I. Capital Appreciation Fund                              (184)        (1,504)          (210)          (102)       (2,000)

   Investments in the Merrill Lynch Fund of Stripped ("Zero")
    U.S. Treasury Securities Series A through L:
     2001 Trust                                                       74             60             17              0           151
     2002 Trust                                                      190            159             56             47           452
     2003 Trust                                                    1,555            904            268             60         2,787
     2004 Trust                                                      343            280             74              0           697
     2005 Trust                                                      826            456             62              3         1,347
     2006 Trust                                                      152            203             24             82           461
     2007 Trust                                                      193            466             43              0           702
     2008 Trust                                                      349            543             82              4           978
     2009 Trust                                                      263            119             53              6           441
     2010 Trust                                                      152            137             25             24           338
     2011 Trust                                                       35             42              9              1            87
     2013 Trust                                                        7             21              5              1            34
     2014 Trust                                                       78             44             12              0           134
     2019 Trust                                                     (100)           (20)            (4)             0          (124)

5. ALLOCATION OF INCOME TO SERIES (continued)

   The following table presents income by investment division for the year ended December 31, 2000:


   (In thousands)                                              Contract       Contract       Contract       Contract
                             2000                               Type1          Type 2         Type 3         Type 4         Total
                                                           -------------- -------------- -------------- -------------- -------------
   Investments in Merrill Lynch Series Fund, Inc.:
    Money Reserve Portfolio                                $       9,113  $       8,609  $       1,652  $         348  $     19,722
    Intermediate Government Bond Portfolio                         7,724          7,193          1,187            310        16,414
    Core Bond Strategy Portfolio                                   2,925          2,735            625            111         6,396
    Capital Stock Portfolio                                      (13,831)       (11,186)        (2,409)        (1,131)      (28,557)
    Fundamental Growth Strategy Portfolio                        (15,144)       (12,861)        (2,583)        (1,065)      (31,653)
    Balanced Capital Strategy Portfolio                          (15,160)       (40,746)        (2,165)          (951)      (59,022)
    High Yield Portfolio                                          (1,012)        (1,745)          (199)           (72)       (3,028)
    Natural Resources Portfolio                                    1,632          1,462            284            421         3,799
    Global Allocation Strategy Portfolio                          (5,576)        (6,510)        (1,606)          (662)      (14,354)
    Balanced Portfolio                                              (421)          (536)          (156)           (91)       (1,204)

   Investments in Merrill Lynch Variable
    Series Funds, Inc.:
     Utilities & Telecommunications Focus Fund                      (168)           (83)           (29)            (4)         (284)
     International Equity Focus Fund                                (645)          (606)          (184)            (2)       (1,437)
     Global Bond Focus Fund                                           (1)            (4)            (1)             0            (6)
     Basic Value Focus Fund                                        2,800          3,122            482             98         6,502
     Developing Capital Markets Focus Fund                          (735)          (754)          (180)           (36)       (1,705)
     Small Cap Value Focus Fund                                      887            593             98             22         1,600
     Index 500 Fund                                                    0         (2,910)          (445)          (109)       (3,464)
     Balanced Capital Focus Fund                                       0             12              3              0            15
     Global Growth Focus Fund                                          0         (1,496)          (128)           (53)       (1,677)

   Investments in Mercury HW Variable Trust:
    Mercury HW International Value VIP Portfolio                       0            226             45              5           276

   Investments in Mercury V.I. Funds, Inc.:
    Large Cap Growth Focus Fund                                        0           (581)           (86)            (7)         (674)

   Investments in Alliance Variable Products Series Fund, Inc.:
    Quasar Portfolio                                                   0           (221)           (23)             0          (244)
    Premier Growth Portfolio                                           0         (7,428)        (1,163)          (342)       (8,933)

   Investments in MFS Variable Insurance Trust:
    MFS Emerging Growth Series                                         0         (5,118)          (736)          (184)       (6,038)
    MFS Research Series                                                0           (412)           (63)           (25)         (500)

   Investments in AIM Variable Insurance Funds, Inc.;
    AIM V.I. Value Fund                                                0         (3,726)          (573)          (191)       (4,490)
    AIM V.I. Capital Appreciation Fund                                 0         (1,591)          (222)           (94)       (1,907)

   Investments in the Merrill Lynch Fund of Stripped ("Zero")
    U.S. Treasury Securities, Series A through L.
     2000 Trust                                                       56             27              5              0            88
     2001 Trust                                                    1,015            805            225              4         2,049
     2002 Trust                                                      285            205             80             67           637
     2003 Trust                                                    1,724          1,042            302             68         3,136
     2004 Trust                                                      422            293             82              0           797
     2005 Trust                                                    1,116            688             82              4         1,890
     2006 Trust                                                      218            347             27            141           733
     2007 Trust                                                      416            967            110              1         1,494
     2008 Trust                                                      896          1,464            262             11         2,633
     2009 Trust                                                      934            376            201             21         1,532
     2010 Trust                                                      674            493             80             80         1,327
     2011 Trust                                                      219            227             47              3           496
     2013 Trust                                                       42            158             46              9           255
     2014 Trust                                                    1,659          1,131            253              5         3,048
     2019 Trust                                                      276            525             40              1           842

5. ALLOCATION OF INCOME TO SERIES (continued)

   The following table presents income by investment division for the year ended December 31, 1999:


   (In thousands)                                              Contract       Contract       Contract       Contract
                             1999                               Type1          Type 2         Type 3         Type 4         Total
                                                           -------------- -------------- -------------- -------------- ------------
   Investments in Merrill Lynch Series Fund, Inc.:
    Money Reserve Portfolio                                $    7,731     $    7,503     $    1,281     $      355     $   16,870
    Intermediate Government Bond Portfolio                     (1,471)        (1,524)          (283)           (81)        (3,359)
    Core Bond Strategy Portfolio                               (1,161)        (1,119)          (278)           (69)        (2,627)
    Capital Stock Portfolio                                    35,285         29,472          6,326          2,893         73,976
    Fundamental Growth Strategy Portfolio                      57,805         50,150         10,290          3,899        122,144
    Balanced Capital Strategy Portfolio                        52,629        138,642          7,150          2,965        201,386
    High Yield Portfolio                                        1,236          1,946            240             59          3,481
    Natural Resources Portfolio                                   834            866            223            128          2,051
    Global Allocation Strategy Portfolio                       10,546         12,908          3,002          1,232         27,688
    Balanced Portfolio                                          2,395          2,868            759            417          6,439

   Investments in Merrill Lynch Variable
    Series Funds, Inc.:
     Utilities & Telecommunications Focus Fund                    376            262             77             10            725
     International Equity Focus Fund                              741          1,097            389              9          2,236
     Global Bond Focus Fund                                         0            (77)           (30)             0           (107)
     Basic Value Focus Fund                                     3,082          3,897            715            118          7,812
     Developing Capital Markets Focus Fund                        902            956            172             56          2,086
     Small Cap Value Focus Fund                                 1,132            881            206             31          2,250
     Index 500 Fund                                                 0          3,840            588            129          4,557
     Balanced Capital Focus Fund                                    0              2              0              0              2
     Global Growth Focus Fund                                       0            341             54             16            411

   Investments in Mercury HW Variable Trust:
    Mercury HW International Value VIP Portfolio                    0            151             11              7            169

   Investments in Mercury V.I. Funds, Inc.:
    Large Cap Growth Focus Fund                                     0            358             83              6            447

   Investments in Alliance Variable Products Series Fund, Inc.:
    Quasar Portfolio                                                0             91              3              0             94
    Premier Growth Portfolio                                        0          8,991          1,325            372         10,688

   Investments in MFS Variable Insurance Trust:
    MFS Emerging Growth Series                                      0          7,381          1,042            218          8,641
    MFS Research Series                                             0          1,292            170             85          1,547

   Investments in AIM Variable Insurance Funds, Inc.;
    AIM V.I. Value Fund                                             0          3,638            599            249          4,486
    AIM V.I. Capital Appreciation Fund                              0          1,161            117             15          1,293

   Investments in the Merrill Lynch Fund of Stripped ("Zero")
    U.S. Treasury Securities, Series A through L.
     1999 Trust                                                    42             22              7              6             77
     2000 Trust                                                   449            219             38              4            710
     2001 Trust                                                   452            325             98              1            876
     2002 Trust                                                     6              5              0             (1)            10
     2003 Trust                                                  (531)          (356)          (107)           (22)        (1,016)
     2004 Trust                                                  (104)           (92)           (29)             0           (225)
     2005 Trust                                                  (600)          (301)           (39)            (2)          (942)
     2006 Trust                                                  (147)          (188)           (15)           (78)          (428)
     2007 Trust                                                  (338)          (638)           (67)            (1)        (1,044)
     2008 Trust                                                  (729)        (1,040)          (201)            (7)        (1,977)
     2009 Trust                                                  (597)          (267)          (116)           (14)          (994)
     2010 Trust                                                  (334)          (394)           (63)           (61)          (852)
     2011 Trust                                                  (156)           (31)           (14)            (2)          (203)
     2013 Trust                                                   (26)          (111)           (32)            (6)          (175)
     2014 Trust                                                (1,659)        (1,096)          (215)           (18)        (2,988)
     2019 Trust                                                    29             10              2              0             41

6. UNIT ISSUED AND REDEEMED

  Units issued and redeemed by the investment divisions during 2001, 2000 and 1999 were as follows:

                                                                              Money Reserve Portfolio

                                                     Contract         Contract         Contract         Contract
  (In thousands)                                      Type 1           Type 2           Type 3           Type 4           Total
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at January 1, 1999                          5,073            5,333              971              215           11,592
  Activity during 1999:
       Issued                                             2,506            4,427              996              202            8,131
       Redeemed                                          (2,931)          (5,029)          (1,107)            (166)          (9,233)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                        4,648            4,731              860              251           10,490
  Activity during 2000:
       Issued                                             2,246            4,230            1,091               82            7,649
       Redeemed                                          (2,528)          (4,652)          (1,080)            (137)          (8,397)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                        4,366            4,309              871              196            9,742
  Activity during 2001:
       Issued                                             2,487            3,526            1,056              120            7,189
       Redeemed                                          (2,413)          (3,750)          (1,138)            (119)          (7,420)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2001                        4,440            4,085              789              197            9,511
                                                ================ ================ ================ ================ ================



                                                                              Intermediate Government Bond Portfolio

                                                     Contract         Contract         Contract         Contract
                                                      Type 1           Type 2           Type 3           Type 4           Total
                                                ---------------- ---------------- ---------------- ---------------- ----------------

  Outstanding at January 1, 1999                          1,653            1,671              318               81            3,723
  Activity during 1999:
       Issued                                               281              313               46                8              648
       Redeemed                                            (426)            (484)            (105)             (16)          (1,031)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                        1,508            1,500              259               73            3,340
  Activity during 2000:
       Issued                                               140              115               15                7              277
       Redeemed                                            (317)            (335)             (53)             (20)            (725)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                        1,331            1,280              221               60            2,892
  Activity during 2001:
       Issued                                               253              286               38               32              609
       Redeemed                                            (325)            (293)             (40)             (27)            (685)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2001                        1,259            1,273              219               65            2,816
                                                ================ ================ ================ ================ ================

6. UNIT ISSUED AND REDEEMED (continued)

                                                                              Core Bond Strategy Portfolio

                                                     Contract         Contract         Contract         Contract
                                                      Type 1           Type 2           Type 3           Type 4           Total
  (In thousands)                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at January 1, 1999                            702              668              159               33            1,562
  Activity during 1999:
       Issued                                                74               94               16               10              194
       Redeemed                                            (134)            (154)             (27)              (7)            (322)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                          642              608              148               36            1,434
  Activity during 2000:
       Issued                                                42               56               11                3              112
       Redeemed                                            (148)            (146)             (35)             (15)            (344)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                          536              518              124               24            1,202
  Activity during 2001:
       Issued                                                79              192               76               13              360
       Redeemed                                            (110)            (184)             (41)              (8)            (343)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2001                          505              526              159               29            1,219
                                                ================ ================ ================ ================ ================




                                                                              Capital Stock Portfolio

                                                     Contract         Contract         Contract         Contract
                                                      Type 1           Type 2           Type 3           Type 4           Total
                                                ---------------- ---------------- ---------------- ---------------- ----------------

  Outstanding at January 1, 1999                          1,287            1,159              264              122            2,832
  Activity during 1999:
       Issued                                               208              150               39                2              399
       Redeemed                                            (263)            (255)             (69)             (13)            (600)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                        1,232            1,054              234              111            2,631
  Activity during 2000:
       Issued                                               191              129               71                2              393
       Redeemed                                            (284)            (253)            (102)             (16)            (655)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                        1,139              930              203               97            2,369
  Activity during 2001:
       Issued                                               103              114                5                4              226
       Redeemed                                            (272)            (170)             (35)             (11)            (488)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2001                          970              874              173               90            2,107
                                                ================ ================ ================ ================ ================

6. UNIT ISSUED AND REDEEMED (continued)

 						         	                        Fundamental Growth Strategy Portfolio

                                                     Contract         Contract         Contract         Contract
                                                      Type 1           Type 2           Type 3           Type 4           Total
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at January 1, 1999                          1,744            1,607              329              132            3,812
  Activity during 1999:
       Issued                                               463              459               88               16            1,026
       Redeemed                                            (441)            (499)             (85)             (18)          (1,043)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                        1,766            1,567              332              130            3,795
  Activity during 2000:
       Issued                                               440              455               64                6              965
       Redeemed                                            (417)            (499)             (88)              (8)          (1,012)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                        1,789            1,523              308              128            3,748
  Activity during 2001:
       Issued                                               267              247               31               10              555
       Redeemed                                            (557)            (431)             (79)             (28)          (1,095)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2001                        1,499            1,339              260              110            3,208
                                                ================ ================ ================ ================ ================



                                                                              Balanced Capital Strategy Portfolio

                                                     Contract         Contract         Contract         Contract
                                                      Type 1           Type 2           Type 3           Type 4           Total
                                                ---------------- ---------------- ---------------- ---------------- ----------------

  Outstanding at January 1, 1999                          6,198           16,678              944              370           24,190
  Activity during 1999:
       Issued                                               368              726               38               13            1,145
       Redeemed                                          (1,011)          (2,464)            (186)             (44)          (3,705)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                        5,555           14,940              796              339           21,630
  Activity during 2000:
       Issued                                               434              522               30               10              996
       Redeemed                                            (954)          (1,986)            (115)             (38)          (3,093)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                        5,035           13,476              711              311           19,533
  Activity during 2001:
       Issued                                               874            1,141              194               94            2,303
       Redeemed                                            (897)          (1,700)             (80)             (37)          (2,714)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2001                        5,012           12,917              825              368           19,122
                                                ================ ================ ================ ================ ================

6. UNIT ISSUED AND REDEEMED (continued)

                                                                              High Yield Portfolio

                                                     Contract         Contract         Contract         Contract
   (In thousands)                                     Type 1           Type 2           Type 3           Type 4           Total
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at January 1, 1999                            824            1,465              202               49            2,540
  Activity during 1999:
       Issued                                               118              382              139                2              641
       Redeemed                                            (251)            (714)            (192)             (13)          (1,170)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                          691            1,133              149               38            2,011
  Activity during 2000:
       Issued                                               115              144              172               11              442
       Redeemed                                            (278)            (364)            (219)             (11)            (872)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                          528              913              102               38            1,581
  Activity during 2001:
       Issued                                               140              405              139                1              684
       Redeemed                                            (208)            (447)            (132)              (3)            (790)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2001                          460              871              109               35            1,475
                                                ================ ================ ================ ================ ================



                                                                              Natural Resources Portfolio

                                                     Contract         Contract         Contract         Contract
                                                      Type 1           Type 2           Type 3           Type 4           Total
                                                ---------------- ---------------- ---------------- ---------------- ----------------

  Outstanding at January 1, 1999                            397              503              105               64            1,069
  Activity during 1999:
       Issued                                               353              566               36                8              963
       Redeemed                                            (391)            (689)             (41)             (13)          (1,134)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                          359              380              100               59              898
  Activity during 2000:
       Issued                                               570              361                8               69            1,008
       Redeemed                                            (479)            (331)             (26)              (4)            (840)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                          450              410               82              124            1,066
  Activity during 2001:
       Issued                                               212              527               30                0              769
       Redeemed                                            (234)            (540)             (31)             (95)            (900)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2001                          428              397               81               29              935
                                                ================ ================ ================ ================ ================

6. UNIT ISSUED AND REDEEMED (continued)

                                                                              Global Allocation Strategy Portfolio

                                                     Contract         Contract         Contract         Contract
                                                      Type 1           Type 2           Type 3           Type 4           Total
  (In thousands)                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at January 1, 1999                          1,941            2,729              609              253            5,532
  Activity during 1999:
       Issued                                               182              144               54                7              387
       Redeemed                                            (380)            (696)            (143)             (41)          (1,260)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                        1,743            2,177              520              219            4,659
  Activity during 2000:
       Issued                                               197              126               31                7              361
       Redeemed                                            (350)            (442)             (89)             (35)            (916)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                        1,590            1,861              462              191            4,104
  Activity during 2001:
       Issued                                               149              176               18               10              353
       Redeemed                                            (344)            (392)             (73)             (39)            (848)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2001                        1,395            1,645              407              162            3,609
                                                ================ ================ ================ ================ ================



                                                                                Balanced Portfolio

                                                     Contract         Contract         Contract         Contract
                                                      Type 1           Type 2           Type 3           Type 4           Total
                                                ---------------- ---------------- ---------------- ---------------- ----------------

  Outstanding at January 1, 1999                          1,038            1,316              316              183            2,853
  Activity during 1999:
       Issued                                               138              134               50               19              341
       Redeemed                                            (244)            (304)             (53)             (23)            (624)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                          932            1,146              313              179            2,570
  Activity during 2000:
       Issued                                                92              160               11                7              270
       Redeemed                                            (191)            (323)             (57)             (46)            (617)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                          833              983              267              140            2,223
  Activity during 2001:
       Issued                                                 0                0                0                0                0
       Redeemed                                            (833)            (983)            (267)            (140)          (2,223)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2001                            0                0                0                0                0
                                                ================ ================ ================ ================ ================

6. UNIT ISSUED AND REDEEMED (continued)

                                                                         Utilities & Telecommunications Focus Fund

                                                     Contract         Contract         Contract         Contract
                                                      Type 1           Type 2           Type 3           Type 4           Total
  (In thousands)                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at January 1, 1999                            134              139               26                0              299
  Activity during 1999:
       Issued                                                91               69               12                4              176
       Redeemed                                             (67)             (95)              (5)               0             (167)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                          158              113               33                4              308
  Activity during 2000:
       Issued                                                73               55                1                0              129
       Redeemed                                             (40)             (77)              (3)               0             (120)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                          191               91               31                4              317
  Activity during 2001:
       Issued                                                58               29                3                2               92
       Redeemed                                             (92)             (28)              (4)              (6)            (130)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2001                          157               92               30                0              279
                                                ================ ================ ================ ================ ================


                                                                           International Equity Focus Fund

                                                     Contract         Contract         Contract         Contract
                                                      Type 1           Type 2           Type 3           Type 4           Total
                                                ---------------- ---------------- ---------------- ---------------- ----------------

  Outstanding at January 1, 1999                            186              300              106                4              596
  Activity during 1999:
       Issued                                                78              868              834               32            1,812
       Redeemed                                            (102)            (926)            (853)             (34)          (1,915)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                          162              242               87                2              493
  Activity during 2000:
       Issued                                               206                4                0                0              210
       Redeemed                                            (145)             (36)             (23)              (1)            (205)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                          223              210               64                1              498
  Activity during 2001:
       Issued                                                 0                0                0                0                0
       Redeemed                                            (223)            (210)             (64)              (1)            (498)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2001                            0                0                0                0                0
                                                ================ ================ ================ ================ ================

6. UNIT ISSUED AND REDEEMED (continued)

                                                                              Global Bond Focus Fund

                                                     Contract         Contract         Contract         Contract
   (In thousands)                                     Type 1           Type 2           Type 3           Type 4           Total
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at January 1, 1999                              0              161               10                1              172
  Activity during 1999:
       Issued                                                 0              108                0                0              108
       Redeemed                                               0             (251)              (3)              (1)            (255)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                            0               18                7                0               25
  Activity during 2000:
       Issued                                                 0                0                0                0                0
       Redeemed                                               0               (7)              (4)               0              (11)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                            0               11                3                0               14
  Activity during 2001:
       Issued                                                 0                1                0                0                1
       Redeemed                                               0               (6)               0                0               (6)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2001                            0                6                3                0                9
                                                ================ ================ ================ ================ ================


                                                                              Basic Value Focus Fund

                                                     Contract         Contract         Contract         Contract
                                                      Type 1           Type 2           Type 3           Type 4           Total
                                                ---------------- ---------------- ---------------- ---------------- ----------------

  Outstanding at January 1, 1999                            716              986              193               33            1,928
  Activity during 1999:
       Issued                                               485              737               98               14            1,334
       Redeemed                                            (305)            (574)             (76)             (11)            (966)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                          896            1,149              215               36            2,296
  Activity during 2000:
       Issued                                               410              349               53                7              819
       Redeemed                                            (358)            (423)             (97)              (7)            (885)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                          948            1,075              171               36            2,230
  Activity during 2001:
       Issued                                               417              537              106               31            1,091
       Redeemed                                            (355)            (355)             (84)             (23)            (817)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2001                        1,010            1,257              193               44            2,504
                                                ================ ================ ================ ================ ================

6. UNIT ISSUED AND REDEEMED (continued)

                                                                        Developing Capital Markets Focus Fund

                                                     Contract         Contract         Contract         Contract
                                                      Type 1           Type 2           Type 3           Type 4           Total
  (In thousands)                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at January 1, 1999                            107              208               49               21              385
  Activity during 1999:
       Issued                                               737              633              100               15            1,485
       Redeemed                                            (560)            (537)             (94)             (18)          (1,209)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                          284              304               55               18              661
  Activity during 2000:
       Issued                                               373              268              397                6            1,044
       Redeemed                                            (445)            (354)            (400)             (13)          (1,212)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                          212              218               52               11              493
  Activity during 2001:
       Issued                                               243              196               54                4              497
       Redeemed                                            (320)            (157)             (61)              (8)            (546)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2001                          135              257               45                7              444
                                                ================ ================ ================ ================ ================



                                                                              Small Cap Value Focus Fund

                                                     Contract         Contract         Contract         Contract
                                                      Type 1           Type 2           Type 3           Type 4           Total
                                                ---------------- ---------------- ---------------- ---------------- ----------------

  Outstanding at January 1, 1999                            221              207               60                6              494
  Activity during 1999:
       Issued                                               225              115               60               15              415
       Redeemed                                            (221)            (145)             (78)             (15)            (459)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                          225              177               42                6              450
  Activity during 2000:
       Issued                                               426              250               45                4              725
       Redeemed                                            (252)            (157)             (41)               0             (450)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                          399              270               46               10              725
  Activity during 2001:
       Issued                                               485              747               87               13            1,332
       Redeemed                                            (366)            (509)             (56)              (8)            (940)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2001                          518              508               77               15            1,117
                                                ================ ================ ================ ================ ================

6. UNIT ISSUED AND REDEEMED (continued)

                                                                                   Index 500 Fund

                                                     Contract         Contract         Contract         Contract
                                                      Type 1           Type 2           Type 3           Type 4           Total
  (In thousands)                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at January 1, 1999                              0              824              124               30              978
  Activity during 1999:
       Issued                                                 0            1,124              295               33            1,452
       Redeemed                                               0             (627)            (214)             (18)            (859)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                            0            1,321              205               45            1,571
  Activity during 2000:
       Issued                                                 0              821              199               35            1,055
       Redeemed                                               0             (695)            (185)             (27)            (907)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                            0            1,447              219               53            1,719
  Activity during 2001:
       Issued                                                55              540              154               23              773
       Redeemed                                             (19)            (584)            (151)             (32)            (785)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2001                           36            1,403              222               44            1,706
                                                ================ ================ ================ ================ ================


                                                                              Balanced Capital Focus Fund

                                                     Contract         Contract         Contract         Contract
                                                      Type 1           Type 2           Type 3           Type 4           Total
                                                ---------------- ---------------- ---------------- ---------------- ----------------

  Outstanding at January 1, 1999                              0                0                0                0                0
  Activity during 1999:
       Issued                                                 0               73                0                0               73
       Redeemed                                               0              (30)               0                0              (30)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                            0               43                0                0               43
  Activity during 2000:
       Issued                                                 0               11                6                0               17
       Redeemed                                               0              (28)               0                0              (28)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                            0               26                6                0               32
  Activity during 2001:
       Issued                                                 0                0                0                0                0
       Redeemed                                               0              (26)              (6)               0              (32)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2001                            0                0                0                0                0
                                                ================ ================ ================ ================ ================

6. UNIT ISSUED AND REDEEMED (continued)

                                                                              Global Growth Focus Fund

                                                     Contract         Contract         Contract         Contract
   (In thousands)                                     Type 1           Type 2           Type 3           Type 4           Total
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at January 1, 1999                              0                0                0                0                0
  Activity during 1999:
       Issued                                                 0              164               56                6              226
       Redeemed                                               0              (42)             (37)               0              (79)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                            0              122               19                6              147
  Activity during 2000:
       Issued                                                 0              798              146               18              962
       Redeemed                                               0             (417)            (122)              (6)            (545)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                            0              503               43               18              564
  Activity during 2001:
       Issued                                                 2              198               16                1              217
       Redeemed                                              (2)            (388)             (13)              (6)            (409)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2001                            0              313               46               13              372
                                                ================ ================ ================ ================ ================


                                                                              American Balanced Fund

                                                     Contract         Contract         Contract         Contract
                                                      Type 1           Type 2           Type 3           Type 4           Total
                                                ---------------- ---------------- ---------------- ---------------- ----------------

  Outstanding at January 1, 1999                              0                0                0                0                0
  Activity during 1999:
       Issued                                                 0                0                0                0                0
       Redeemed                                               0                0                0                0                0
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                            0                0                0                0                0
  Activity during 2000:
       Issued                                                 0                0                0                0                0
       Redeemed                                               0                0                0                0                0
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                            0                0                0                0                0
  Activity during 2001:
       Issued                                                 0               24                6                0               30
       Redeemed                                               0               (2)               0                0               (2)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2001                            0               22                6                0               28
                                                ================ ================ ================ ================ ================

6. UNIT ISSUED AND REDEEMED (continued)

                                                                              Large Cap Value Focus Fund

                                                     Contract         Contract         Contract         Contract
                                                      Type 1           Type 2           Type 3           Type 4           Total
  (In thousands)                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at January 1, 1999                              0                0                0                0                0
  Activity during 1999:
       Issued                                                 0                0                0                0                0
       Redeemed                                               0                0                0                0                0
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                            0                0                0                0                0
  Activity during 2000:
       Issued                                                 0                0                0                0                0
       Redeemed                                               0                0                0                0                0
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                            0                0                0                0                0
  Activity during 2001:
       Issued                                                63              100               33                0              196
       Redeemed                                              (1)             (36)             (27)               0              (64)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2001                           62               64                6                0              132
                                                ================ ================ ================ ================ ================



                                                                     Mercury HW International Value VIP Portfolio

                                                     Contract         Contract         Contract         Contract
                                                      Type 1           Type 2           Type 3           Type 4           Total
                                                ---------------- ---------------- ---------------- ---------------- ----------------

  Outstanding at January 1, 1999                              0                0                0                0                0
  Activity during 1999:
       Issued                                                 0            1,155              377               27            1,559
       Redeemed                                               0             (973)            (363)             (19)          (1,355)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                            0              182               14                8              204
  Activity during 2000:
       Issued                                                 0            2,157            1,158               65            3,380
       Redeemed                                               0           (2,069)          (1,116)             (67)          (3,252)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                            0              270               56                6              332
  Activity during 2001:
       Issued                                               286            2,387            1,258              115            4,046
       Redeemed                                             (33)          (2,213)          (1,211)            (109)          (3,566)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2001                          253              444              103               12              812
                                                ================ ================ ================ ================ ================

6. UNIT ISSUED AND REDEEMED (continued)

                                                                              Large Cap Growth Focus Fund

                                                     Contract         Contract         Contract         Contract
                                                      Type 1           Type 2           Type 3           Type 4           Total
  (In thousands)                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at January 1, 1999                              0                0                0                0                0
  Activity during 1999:
       Issued                                                 0              380               50                4              434
       Redeemed                                               0             (167)              (1)               0             (168)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                            0              213               49                4              266
  Activity during 2000:
       Issued                                                 0              304               45                0              349
       Redeemed                                               0             (204)             (49)               0             (253)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                            0              313               45                4              362
  Activity during 2001:
       Issued                                                88               55               38                1              182
       Redeemed                                               0             (116)             (67)               0             (183)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2001                           88              252               16                5              361
                                                ================ ================ ================ ================ ================


                                                                              Quasar Portfolio

                                                     Contract         Contract         Contract         Contract
                                                      Type 1           Type 2           Type 3           Type 4           Total
                                                ---------------- ---------------- ---------------- ---------------- ----------------

  Outstanding at January 1, 1999                              0                0                0                0                0
  Activity during 1999:
       Issued                                                 0               71               12                0               83
       Redeemed                                               0               (6)             (10)               0              (16)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                            0               65                2                0               67
  Activity during 2000:
       Issued                                                 0              223              327                0              550
       Redeemed                                               0             (166)            (316)               0             (482)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                            0              122               13                0              135
  Activity during 2001:
       Issued                                                28              225              267                0              520
       Redeemed                                             (14)            (235)            (273)               0             (522)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2001                           14              112                7                0              133
                                                ================ ================ ================ ================ ================

6. UNIT ISSUED AND REDEEMED (continued)

                                                                              Premier Growth Portfolio

                                                     Contract         Contract         Contract         Contract
   (In thousands)                                     Type 1           Type 2           Type 3           Type 4           Total
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at January 1, 1999                              0              961              134               37            1,132
  Activity during 1999:
       Issued                                                 0            1,919              193               41            2,153
       Redeemed                                               0           (1,195)             (76)              (7)          (1,278)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                            0            1,685              251               71            2,007
  Activity during 2000:
       Issued                                                 0              758              128               15              901
       Redeemed                                               0             (806)            (123)             (11)            (940)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                            0            1,637              256               75            1,968
  Activity during 2001:
       Issued                                                57              445               74                6              582
       Redeemed                                             (19)            (649)            (108)             (23)            (799)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2001                           38            1,433              222               58            1,751
                                                ================ ================ ================ ================ ================


                                                                               MFS Emerging Growth Series

                                                     Contract         Contract         Contract         Contract
                                                      Type 1           Type 2           Type 3           Type 4           Total
                                                ---------------- ---------------- ---------------- ---------------- ----------------

  Outstanding at January 1, 1999                              0              363               57               10              430
  Activity during 1999:
       Issued                                                 0              581               79               44              704
       Redeemed                                               0             (251)             (38)             (33)            (322)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                            0              693               98               21              812
  Activity during 2000:
       Issued                                                 0              873              127               16            1,016
       Redeemed                                               0             (730)            (105)              (7)            (842)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                            0              836              120               30              986
  Activity during 2001:
       Issued                                                 8              306               18                8              340
       Redeemed                                              (5)            (462)             (41)              (9)            (517)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2001                            3              680               97               29              809
                                                ================ ================ ================ ================ ================

6. UNIT ISSUED AND REDEEMED (continued)

                                                                               MFS Research Series

                                                     Contract         Contract         Contract         Contract
                                                      Type 1           Type 2           Type 3           Type 4           Total
  (In thousands)                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at January 1, 1999                              0              291               35               21              347
  Activity during 1999:
       Issued                                                 0              200               40                7              247
       Redeemed                                               0             (103)             (23)              (2)            (128)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                            0              388               52               26              466
  Activity during 2000:
       Issued                                                 0              171               30                2              203
       Redeemed                                               0             (131)             (17)              (3)            (151)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                            0              428               65               25              518
  Activity during 2001:
       Issued                                                 4               80                6                7               97
       Redeemed                                              (1)            (121)             (24)             (12)            (158)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2001                            3              387               47               20              457
                                                ================ ================ ================ ================ ================



                                                                              AIM V.I. Value Fund

                                                     Contract         Contract         Contract         Contract
                                                      Type 1           Type 2           Type 3           Type 4           Total
                                                ---------------- ---------------- ---------------- ---------------- ----------------

  Outstanding at January 1, 1999                              0              416               44               48              508
  Activity during 1999:
       Issued                                                 0              819              151               22              992
       Redeemed                                               0             (266)             (34)              (2)            (302)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                            0              969              161               68            1,198
  Activity during 2000:
       Issued                                                 0              516               72               12              600
       Redeemed                                               0             (364)             (62)             (23)            (449)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                            0            1,121              171               57            1,349
  Activity during 2001:
       Issued                                                25              181               55                1              262
       Redeemed                                             (11)            (267)             (73)             (12)            (363)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2001                           14            1,035              153               46            1,248
                                                ================ ================ ================ ================ ================

6. UNIT ISSUED AND REDEEMED (continued)

                                                                              AIM V.I. Capital Appreciation Fund

                                                     Contract         Contract         Contract         Contract
                                                      Type 1           Type 2           Type 3           Type 4           Total
  (In thousands)                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at January 1, 1999                              0              131               16                2              149
  Activity during 1999:
       Issued                                                 0              245               22                3              270
       Redeemed                                               0             (122)             (12)              (2)            (136)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                            0              254               26                3              283
  Activity during 2000:
       Issued                                                 0              646               92               23              761
       Redeemed                                               0             (454)             (55)               0             (509)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                            0              446               63               26              535
  Activity during 2001:
       Issued                                                43              109               24                0              177
       Redeemed                                               0             (201)             (37)              (2)            (240)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2001                           43              354               50               24              471
                                                ================ ================ ================ ================ ================


                                                                                      1999 Trust

                                                     Contract         Contract         Contract         Contract
                                                      Type 1           Type 2           Type 3           Type 4           Total
                                                ---------------- ---------------- ---------------- ---------------- ----------------

  Outstanding at January 1, 1999                            515              276              102               83              976
  Activity during 1999:
       Issued                                                 0                0                0                0                0
       Redeemed                                            (515)            (276)            (102)             (83)            (976)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                            0                0                0                0                0
  Activity during 2000:
       Issued                                                 0                0                0                0                0
       Redeemed                                               0                0                0                0                0
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                            0                0                0                0                0
  Activity during 2001:
       Issued                                                 0                0                0                0                0
       Redeemed                                               0                0                0                0                0
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2001                            0                0                0                0                0
                                                ================ ================ ================ ================ ================

6. UNIT ISSUED AND REDEEMED (continued)

                                                                                     2000 Trust

                                                     Contract         Contract         Contract         Contract
   (In thousands)                                     Type 1           Type 2           Type 3           Type 4           Total
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at January 1, 1999                            534              321               59                6              920
  Activity during 1999:
       Issued                                                84               33                2                0              119
       Redeemed                                             (62)             (69)              (9)               0             (140)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                          556              285               52                6              899
  Activity during 2000:
       Issued                                                 0                0                0                0                0
       Redeemed                                            (556)            (285)             (52)              (6)            (899)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                            0                0                0                0                0
  Activity during 2001:
       Issued                                                 0                0                0                0                0
       Redeemed                                               0                0                0                0                0
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2001                            0                0                0                0                0
                                                ================ ================ ================ ================ ================


                                                                                      2001 Trust

                                                     Contract         Contract         Contract         Contract
                                                      Type 1           Type 2           Type 3           Type 4           Total
                                                ---------------- ---------------- ---------------- ---------------- ----------------

  Outstanding at January 1, 1999                            407              384              109               14              914
  Activity during 1999:
       Issued                                                26               13                3                0               42
       Redeemed                                             (37)             (77)             (11)             (12)            (137)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                          396              320              101                2              819
  Activity during 2000:
       Issued                                                31               29                3                0               63
       Redeemed                                             (77)             (61)             (19)               0             (157)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                          350              288               85                2              725
  Activity during 2001:
       Issued                                                 0                0                0                0                0
       Redeemed                                            (350)            (288)             (85)              (2)            (725)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2001                            0                0                0                0                0
                                                ================ ================ ================ ================ ================

6. UNIT ISSUED AND REDEEMED (continued)

                                                                                      2002 Trust

                                                     Contract         Contract         Contract         Contract
                                                      Type 1           Type 2           Type 3           Type 4           Total
  (In thousands)                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at January 1, 1999                            182              187               84               60              513
  Activity during 1999:
       Issued                                                28               23                3                0               54
       Redeemed                                             (56)             (32)              (6)              (1)             (95)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                          154              178               81               59              472
  Activity during 2000:
       Issued                                                78               14                1                0               93
       Redeemed                                             (11)             (27)             (15)              (2)             (55)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                          221              165               67               57              510
  Activity during 2001:
       Issued                                                66               47                1                0              114
       Redeemed                                             (68)             (25)              (1)              (1)             (95)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2001                          219              187               67               56              529
                                                ================ ================ ================ ================ ================



                                                                                      2003 Trust

                                                     Contract         Contract         Contract         Contract
                                                      Type 1           Type 2           Type 3           Type 4           Total
                                                ---------------- ---------------- ---------------- ---------------- ----------------

  Outstanding at January 1, 1999                            278              174               47                9              508
  Activity during 1999:
       Issued                                                19                5                4                0               28
       Redeemed                                             (60)             (23)              (5)               0              (88)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                          237              156               46                9              448
  Activity during 2000:
       Issued                                                28                6                2                1               37
       Redeemed                                             (43)             (24)              (6)               0              (73)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                          222              138               42               10              412
  Activity during 2001:
       Issued                                                25               11                1                0               36
       Redeemed                                             (32)             (22)              (4)              (1)             (59)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2001                          215              127               39                9              390
                                                ================ ================ ================ ================ ================

6. UNIT ISSUED AND REDEEMED (continued)

                                                                                      2004 Trust

                                                     Contract         Contract         Contract         Contract
                                                      Type 1           Type 2           Type 3           Type 4           Total
  (In thousands)                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at January 1, 1999                            183              172               50                0              405
  Activity during 1999:
       Issued                                                74               45                8                0              127
       Redeemed                                             (33)             (24)              (1)               0              (58)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                          224              193               57                0              474
  Activity during 2000:
       Issued                                                88               27                0                0              115
       Redeemed                                             (46)             (31)              (3)               0              (80)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                          266              189               54                0              509
  Activity during 2001:
       Issued                                                49               39                0                0               88
       Redeemed                                             (72)             (28)               0                0             (100)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2001                          243              200               54                0              497
                                                ================ ================ ================ ================ ================


                                                                                      2005 Trust

                                                     Contract         Contract         Contract         Contract
                                                      Type 1           Type 2           Type 3           Type 4           Total
                                                ---------------- ---------------- ---------------- ---------------- ----------------

  Outstanding at January 1, 1999                            197              114               18                1              330
  Activity during 1999:
       Issued                                                 7                7                2                0               16
       Redeemed                                             (23)             (32)              (9)               0              (64)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                          181               89               11                1              282
  Activity during 2000:
       Issued                                                29               17                2                0               48
       Redeemed                                             (62)             (13)              (2)               0              (77)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                          148               93               11                1              253
  Activity during 2001:
       Issued                                                17               11                1                0               29
       Redeemed                                             (20)             (23)              (1)               0              (44)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2001                          145               81               11                1              238
                                                ================ ================ ================ ================ ================

6. UNIT ISSUED AND REDEEMED (continued)

                                                                                      2006 Trust

                                                     Contract         Contract         Contract         Contract
   (In thousands)                                     Type 1           Type 2           Type 3           Type 4           Total
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at January 1, 1999                             62               83                4               33              182
  Activity during 1999:
       Issued                                                 3                1                2                0                6
       Redeemed                                              (3)              (5)               0                0               (8)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                           62               79                6               33              180
  Activity during 2000:
       Issued                                                 4                0                0                0                4
       Redeemed                                             (21)              (6)               0               (1)             (28)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                           45               73                6               32              156
  Activity during 2001:
       Issued                                                18                9                5                0               32
       Redeemed                                              (9)              (8)              (2)              (1)             (20)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2001                           54               74                9               31              168
                                                ================ ================ ================ ================ ================


                                                                                      2007 Trust

                                                     Contract         Contract         Contract         Contract
                                                      Type 1           Type 2           Type 3           Type 4           Total
                                                ---------------- ---------------- ---------------- ---------------- ----------------

  Outstanding at January 1, 1999                            119              211               26                0              356
  Activity during 1999:
       Issued                                                 2                9                1                0               12
       Redeemed                                             (21)             (30)              (7)               0              (58)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                          100              190               20                0              310
  Activity during 2000:
       Issued                                                10                5                0                0               15
       Redeemed                                             (40)             (32)              (1)               0              (73)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                           70              163               19                0              252
  Activity during 2001:
       Issued                                                44               15                0                0               59
       Redeemed                                             (47)             (12)              (4)               0              (63)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2001                           67              166               15                0              248
                                                ================ ================ ================ ================ ================

6. UNIT ISSUED AND REDEEMED (continued)

                                                                                     2008 Trust

                                                     Contract         Contract         Contract         Contract
                                                      Type 1           Type 2           Type 3           Type 4           Total
  (In thousands)                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at January 1, 1999                            224              314               65                2              605
  Activity during 1999:
       Issued                                                 9               13                2                0               24
       Redeemed                                             (35)             (43)             (12)               0              (90)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                          198              284               55                2              539
  Activity during 2000:
       Issued                                                14                2                0                0               16
       Redeemed                                             (65)             (42)             (10)               0             (117)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                          147              244               45                2              438
  Activity during 2001:
       Issued                                                26               12                0                0               38
       Redeemed                                             (27)             (24)              (9)               0              (60)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2001                          146              232               36                2              416
                                                ================ ================ ================ ================ ================



                                                                                      2009 Trust

                                                     Contract         Contract         Contract         Contract
                                                      Type 1           Type 2           Type 3           Type 4           Total
                                                ---------------- ---------------- ---------------- ---------------- ----------------

  Outstanding at January 1, 1999                            172               82               38                4              296
  Activity during 1999:
       Issued                                                29                7                1                0               37
       Redeemed                                             (27)             (11)              (5)               0              (43)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                          174               78               34                4              290
  Activity during 2000:
       Issued                                                 6                2                5                0               13
       Redeemed                                             (17)             (13)              (3)               0              (33)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                          163               67               36                4              270
  Activity during 2001:
       Issued                                                12                1                3                0               16
       Redeemed                                             (39)              (5)             (10)              (1)             (55)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2001                          136               63               29                3              231
                                                ================ ================ ================ ================ ================

6. UNIT ISSUED AND REDEEMED (continued)

                                                                                      2010 Trust

                                                     Contract         Contract         Contract         Contract
                                                      Type 1           Type 2           Type 3           Type 4           Total
  (In thousands)                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at January 1, 1999                            102              114               17               32              265
  Activity during 1999:
       Issued                                                 8                9               81               26              124
       Redeemed                                             (28)             (26)             (82)             (44)            (180)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                           82               97               16               14              209
  Activity during 2000:
       Issued                                                52               32               90               29              203
       Redeemed                                             (23)             (46)             (92)             (29)            (190)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                          111               83               14               14              222
  Activity during 2001:
       Issued                                                21               21               79               27              148
       Redeemed                                             (50)             (29)             (79)             (27)            (185)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2001                           82               75               14               14              185
                                                ================ ================ ================ ================ ================


                                                                                      2011 Trust

                                                     Contract         Contract         Contract         Contract
                                                      Type 1           Type 2           Type 3           Type 4           Total
                                                ---------------- ---------------- ---------------- ---------------- ----------------

  Outstanding at January 1, 1999                             53               13                5                1               72
  Activity during 1999:
       Issued                                                 1                2                0                0                3
       Redeemed                                              (6)              (6)              (1)               0              (13)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                           48                9                4                1               62
  Activity during 2000:
       Issued                                                 1               38                7                0               46
       Redeemed                                              (4)               0               (1)               0               (5)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                           45               47               10                1              103
  Activity during 2001:
       Issued                                                12                6                0                0               18
       Redeemed                                             (18)              (6)               0                0              (24)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2001                           39               47               10                1               97
                                                ================ ================ ================ ================ ================

6. UNIT ISSUED AND REDEEMED (continued)

                                                                                     2013 Trust

                                                     Contract         Contract         Contract         Contract
   (In thousands)                                     Type 1           Type 2           Type 3           Type 4           Total
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at January 1, 1999                             11               47               13                2               73
  Activity during 1999:
       Issued                                                 0                3                0                0                3
       Redeemed                                              (2)             (10)              (1)               0              (13)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                            9               40               12                2               63
  Activity during 2000:
       Issued                                                 1               10                0                0               11
       Redeemed                                               0              (13)              (1)               0              (14)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                           10               37               11                2               60
  Activity during 2001:
       Issued                                                 0                3                1                0                4
       Redeemed                                               0               (9)              (4)               0              (13)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2001                           10               31                8                2               51
                                                ================ ================ ================ ================ ================


                                                                                      2014 Trust

                                                     Contract         Contract         Contract         Contract
                                                      Type 1           Type 2           Type 3           Type 4           Total
                                                ---------------- ---------------- ---------------- ---------------- ----------------

  Outstanding at January 1, 1999                            530              356              136                5            1,027
  Activity during 1999:
       Issued                                               390              256               46               18              710
       Redeemed                                            (423)            (282)            (120)             (17)            (842)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                          497              330               62                6              895
  Activity during 2000:
       Issued                                                37               11                2                1               51
       Redeemed                                            (212)            (119)             (14)              (6)            (351)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                          322              222               50                1              595
  Activity during 2001:
       Issued                                                43               28                0                0               71
       Redeemed                                             (94)             (92)              (7)               0             (193)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2001                          271              158               43                1              474
                                                ================ ================ ================ ================ ================

6. UNIT ISSUED AND REDEEMED (continued)

                                                                                      2019 Trust

                                                     Contract         Contract         Contract         Contract
   (In thousands)                                     Type 1           Type 2           Type 3           Type 4           Total
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at January 1, 1999                              0                0                0                0                0
  Activity during 1999:
       Issued                                               839              133               69                2            1,043
       Redeemed                                            (462)              (6)             (27)              (2)            (497)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 1999                          377              127               42                0              546
  Activity during 2000:
       Issued                                                15               96               11                0              122
       Redeemed                                            (312)             (71)             (40)               0             (423)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2000                           80              152               13                0              245
  Activity during 2001:
       Issued                                               183               39                9                0              231
       Redeemed                                             (64)            (151)             (14)               0             (229)
                                                ---------------- ---------------- ---------------- ---------------- ----------------
  Outstanding at December 31, 2001                          199               40                8                0              247
                                                ================ ================ ================ ================ ================

7. PURCHASES AND SALES OF INVESTMENTS

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2001 were as follows:

   (In thousands)
                                         2001                                             Purchases               Sales
                                                                                   --------------------- ---------------------
   Investments in Merrill Lynch Series Fund, Inc.:
    Money Reserve Portfolio                                                        $            115,863  $            110,659
    Intermediate Government Bond Portfolio                                                       23,294                20,039
    Core Bond Strategy Portfolio                                                                 14,711                10,081
    Capital Stock Portfolio                                                                       8,066                30,690
    Fundamental Growth Strategy Portfolio                                                        20,817                69,727
    Balanced Capital Strategy Portfolio                                                         113,713                94,524
    High Yield Portfolio                                                                         18,767                17,679
    Natural Resources Portfolio                                                                   7,928                 8,323
    Global Allocation Strategy Portfolio                                                          5,748                16,833
    Balanced Portfolio                                                                            2,833                70,620

   Investments in Merrill Lynch Variable Series Funds, Inc.:
     Utilities & Telecommunications Focus Fund                                                    2,092                 2,272
     International Equity Focus Fund                                                                502                 6,106
     Global Bond Focus Fund                                                                           6                    67
     Basic Value Focus Fund                                                                      22,937                 8,667
     Developing Capital Markets Focus Fund                                                        2,806                 3,104
     Small Cap Value Focus Fund                                                                  27,064                12,536
     Index 500 Fund                                                                               7,409                 7,136
     Balanced Capital Focus Fund                                                                    532                   859
     Global Growth Focus Fund                                                                     1,409                 3,415
     American Balanced Fund                                                                         848                    49
     Large Cap Value Focus Fund                                                                   1,855                   505

   Investments in Mercury HW Variable Trust:
    Mercury HW International Value VIP Portfolio                                                 39,488                34,408

   Investments in Mercury V.I. Funds, Inc.:
    Large Cap Growth Focus Fund                                                                   1,435                 1,543

   Investments in Alliance Variable Products Series Fund, Inc.:
    Quasar Portfolio                                                                              3,348                 3,361
    Premier Growth Portfolio                                                                      6,308                 8,385

   Investments in MFS Variable Insurance Trust:
    MFS Emerging Growth Series                                                                    4,524                 6,451
    MFS Research Series                                                                           1,629                 1,502

   Investments in AIM Variable Insurance Funds, Inc.;
    AIM V.I. Value Fund                                                                           2,522                 3,877
    AIM V.I. Capital Appreciation Fund                                                            2,287                 2,851

   Investments in the Merrill Lynch Fund of Stripped ("Zero")
    U.S. Treasury Securities Series A through L:
     2001 Trust                                                                                       0                38,357
     2002 Trust                                                                                   1,942                 1,583
     2003 Trust                                                                                   2,218                 4,593
     2004 Trust                                                                                     942                 1,245
     2005 Trust                                                                                   1,267                 2,425
     2006 Trust                                                                                   1,049                   671
     2007 Trust                                                                                   1,174                 1,426
     2008 Trust                                                                                   1,029                 2,101
     2009 Trust                                                                                     411                 1,932
     2010 Trust                                                                                   3,779                 5,180
     2011 Trust                                                                                     276                   485
     2013 Trust                                                                                      90                   321
     2014 Trust                                                                                     462                 3,392
     2019 Trust                                                                                   2,513                 2,605
                                                                                   --------------------- ---------------------
                                                                                   $            477,893  $            622,585
                                                                                   ===================== =====================

INDEPENDENT AUDITORS' REPORT

The Board of Directors of
Merrill Lynch Life Insurance Company:

We have audited the accompanying balance sheets of Merrill Lynch Life Insurance Company (the "Company"), a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc., as of December 31, 2001 and 2000, and the related statements of earnings, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.






Deloitte & Touche, LLP
New York, New York

February 25, 2002

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

BALANCE SHEETS
AS OF DECEMBER 31, 2001 AND 2000
(Dollars in thousands, except common stock par value and shares)
================================================================================

ASSETS                                                                                   2001                2000
------                                                                                   ----                ----
INVESTMENTS:
    Fixed maturity securities, at estimated fair value
       (amortized cost: 2001 - $2,009,129; 2000 - $2,050,333)                      $     2,007,123     $     2,012,016
    Equity securities, at estimated fair value
       (cost: 2001 - $167,959; 2000 - $218,632)                                            163,701             204,617
    Trading account securities, at estimated fair value                                     23,636              24,859
    Real estate held-for-sale                                                               19,447              19,447
    Limited partnerships, at cost                                                           11,270              10,413
    Policy loans on insurance contracts                                                  1,194,478           1,193,690
                                                                                  ------------------  -----------------

       Total Investments                                                                 3,419,655           3,465,042


CASH AND CASH EQUIVALENTS                                                                  130,429              92,730
ACCRUED INVESTMENT INCOME                                                                   69,884              71,001
DEFERRED POLICY ACQUISITION COSTS                                                          470,938             494,088
FEDERAL INCOME TAXES - DEFERRED                                                                  -              10,902
REINSURANCE RECEIVABLES                                                                      9,428               3,090
AFFILIATED RECEIVABLES - NET                                                                     -                 667
RECEIVABLES FROM SECURITIES SOLD                                                             2,317               2,578
OTHER ASSETS                                                                                41,912              40,614
SEPARATE ACCOUNTS ASSETS                                                                11,305,453          12,362,798
                                                                                  ------------------  -----------------




TOTAL ASSETS                                                                       $    15,450,016     $    16,543,510
                                                                                  ==================  =================

See accompanying notes to financial statements.

================================================================================

LIABILITIES AND STOCKHOLDER'S EQUITY                                                     2001                2000
------------------------------------                                                     ----                ----
LIABILITIES:
    POLICYHOLDER LIABILITIES AND ACCRUALS:
       Policyholders' account balances                                             $     3,255,791     $     3,421,873
       Claims and claims settlement expenses                                                95,020              85,673
                                                                                  ------------------  -----------------
                  Total policyholder liabilities and accruals                            3,350,811           3,507,546

    OTHER POLICYHOLDER FUNDS                                                                14,239              17,678
    LIABILITY FOR GUARANTY FUND ASSESSMENTS                                                  8,449              10,250
    FEDERAL INCOME TAXES - DEFERRED                                                         13,931                   -
    FEDERAL INCOME TAXES - CURRENT                                                           5,522               5,134
    PAYABLES FOR SECURITIES PURCHASED                                                       29,795               1,328
    AFFILIATED PAYABLES - NET                                                                3,736                   -
    UNEARNED POLICY CHARGE REVENUE                                                         113,676             101,182
    OTHER LIABILITIES                                                                        7,594              32,074
    SEPARATE ACCOUNTS LIABILITIES                                                       11,298,821          12,356,035
                                                                                  ------------------  -----------------
                  Total Liabilities                                                     14,846,574          16,031,227
                                                                                  ------------------  -----------------

STOCKHOLDER'S EQUITY:
    Common stock ($10 par value; authorized: 1,000,000 shares; issued and
       outstanding: 250,000 shares)                                                          2,500               2,500
    Additional paid-in capital                                                             347,324             347,324
    Retained earnings                                                                      273,046             194,808
    Accumulated other comprehensive loss                                                   (19,428)            (32,349)
                                                                                  ------------------  -----------------
                  Total Stockholder's Equity                                               603,442             512,283
                                                                                  ------------------  -----------------


TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                                         $    15,450,016     $    16,543,510
                                                                                  ==================  =================

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF EARNINGS
FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
(Dollars in thousands)
================================================================================

                                                                            2001            2000           1999
                                                                            ----            ----           ----
REVENUES:

   Policy charge revenue                                               $     253,837   $     268,252  $      233,029
   Net investment income                                                     221,872         239,173         253,835
   Net realized investment gains (losses)                                    (13,844)             59           8,875
                                                                       -------------   -------------  --------------

               Total Revenues                                                461,865         507,484         495,739
                                                                       -------------   -------------  --------------

BENEFITS AND EXPENSES:
   Interest credited to policyholders' account balances                      153,111         164,216         175,839
   Market value adjustment expense                                             2,296             481           2,400
   Policy benefits (net of reinsurance recoveries: 2001 - $16,562;
      2000 - $14,594; 1999 - $14,175)                                         37,773          21,616          32,983
   Reinsurance premium ceded                                                  24,535          23,913          21,691
   Amortization of deferred policy acquisition costs                          59,335          53,523          65,607
   Insurance expenses and taxes                                               65,700          57,592          53,377
                                                                       -------------   -------------  --------------

               Total Benefits and Expenses                                   342,750         321,341         351,897
                                                                       -------------   -------------  --------------

                  Earnings Before Federal Income Tax Provision               119,115         186,143         143,842
                                                                       -------------   -------------  --------------

FEDERAL INCOME TAX PROVISION (BENEFIT):
   Current                                                                    23,002          43,531          48,846
   Deferred                                                                   17,875          16,931          (1,135)
                                                                       -------------   -------------  --------------

               Total Federal Income Tax Provision                             40,877          60,462          47,711
                                                                       -------------   -------------  --------------


NET EARNINGS                                                           $      78,238   $     125,681  $       96,131
                                                                       =============   =============  ==============

See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF COMPREHENSIVE INCOME
FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
(Dollars in thousands)
================================================================================

                                                                                      2001           2000           1999
                                                                                      ----           ----           ----
NET EARNINGS                                                                     $     78,238   $   125,681    $   96,131
                                                                                 -------------  -------------  -------------

OTHER COMPREHENSIVE INCOME (LOSS):

   Net unrealized gains (losses) on available-for-sale securities:
      Net unrealized holding gains (losses) arising during the period                  31,567        64,027      (143,202)
      Reclassification adjustment for (gains) losses included in net earnings          13,361           428        (8,347)
                                                                                 -------------  -------------  -------------

       Net unrealized gains (losses) on investment securities                          44,928        64,455      (151,549)

      Adjustments for:
              Policyholder liabilities                                                 (9,498)      (13,859)       31,959
              Deferred policy acquisition costs                                       (15,551)      (23,310)       42,890
              Deferred federal income taxes                                            (6,958)       (9,550)       26,845
                                                                                 -------------  -------------  -------------

   Total other comprehensive income (loss), net of tax                                 12,921        17,736       (49,855)
                                                                                 -------------  -------------  -------------

COMPREHENSIVE INCOME                                                             $     91,159   $   143,417    $   46,276
                                                                                 =============  =============  =============

See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
(Dollars in thousands, except common stock par value and shares)
================================================================================

                                                                                          Accumulated
                                                           Additional                        other            Total
                                               Common       paid-in       Retained       comprehensive    stockholder's
                                               stock        capital       earnings            loss            equity
                                            -----------  -------------  ------------   -----------------  --------------
BALANCE, JANUARY 1, 1999                    $     2,000  $     347,324  $    173,496   $            (230) $      522,590

   Stock dividend paid to parent
      ($10 par value, 50,000 shares)                500                         (500)                                  -
   Cash dividend paid to parent                                             (135,000)                           (135,000)
   Net earnings                                                               96,131                              96,131
   Other comprehensive loss, net of tax                                                          (49,855)        (49,855)
                                            -----------  -------------  ------------   -----------------  --------------

BALANCE, DECEMBER 31, 1999                        2,500        347,324       134,127             (50,085)        433,866

   Cash dividend paid to parent                                              (65,000)                            (65,000)
   Net earnings                                                              125,681                             125,681
   Other comprehensive income, net of tax                                                         17,736          17,736
                                            -----------  -------------  ------------   -----------------  --------------

BALANCE, DECEMBER 31, 2000                        2,500        347,324       194,808             (32,349)        512,283

   Net earnings                                                               78,238                              78,238
   Other comprehensive income, net of tax                                                         12,921          12,921
                                            -----------  -------------  ------------   -----------------  --------------

BALANCE, DECEMBER 31, 2001                  $     2,500  $     347,324  $    273,046   $         (19,428) $      603,442
                                            ===========  =============  ============   =================  ==============

See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
(Dollars in thousands)
================================================================================

                                                                                  2001             2000            1999
                                                                                  ----             ----            ----
Cash Flows From Operating Activities:
  Net earnings                                                              $        78,238  $       125,681  $       96,131
  Noncash items included in earnings:
    Amortization of deferred policy acquisition costs                                59,335           53,523          65,607
    Capitalization of policy acquisition costs                                      (51,736)         (95,006)        (92,992)
    Accretion of investments                                                         (1,033)          (1,338)         (1,649)
    Interest credited to policyholders' account balances                            153,111          164,216         175,839
    Provision (benefit) for deferred Federal income tax                              17,875           16,931          (1,135)
  (Increase) decrease in operating assets:
    Accrued investment income                                                         1,117            2,166             292
    Reinsurance receivables                                                          (6,338)           1,104          (1,301)
    Affiliated receivables                                                              667             (380)           (287)
    Other                                                                            (1,298)           6,827            (929)
  Increase (decrease) in operating liabilities:
    Claims and claims settlement expenses                                             9,347              (23)         21,771
    Other policyholder funds                                                         (3,439)          (7,417)          4,293
    Liability for guaranty fund assessments                                          (1,801)          (4,639)          1,025
    Federal income taxes - current                                                      388           (7,672)         (3,034)
    Affiliated payables                                                               3,736                -            (822)
    Unearned policy charge revenue                                                   12,494           23,519          22,428
    Other                                                                           (24,695)           6,206           1,595
  Other operating activities:
    Net realized investment (gains) losses (excluding losses on cash and
     cash equivalents)                                                               13,844              (60)         (8,892)
                                                                            ---------------- ---------------- ----------------

      Net cash and cash equivalents provided by operating activities                259,812          283,638         277,940
                                                                            ---------------- ---------------- ----------------

Cash Flow From Investing Activities:
  Proceeds from (payments for):
    Sales of available-for-sale securities                                          279,420          143,373         595,836
    Maturities of available-for-sale securities                                     342,148          260,953         378,914
    Purchases of available-for-sale securities                                     (512,979)        (243,292)       (748,436)
    Trading account securities                                                         (214)            (372)           (154)
    Sales of real estate held-for-sale                                                    -            1,375          13,282
    Policy loans on insurance contracts                                                (788)         (34,527)        (19,707)
    Recapture of investment in separate accounts                                          -              665          12,267
    Investment in separate accounts                                                  (1,009)          (2,195)         (5,381)
                                                                            ---------------- ---------------- ----------------

      Net cash and cash equivalents provided by investing activities                106,578          125,980         226,621
                                                                            ---------------- ---------------- ----------------

See accompanying notes to financial statements.                      (Continued)

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
(Continued)(Dollars in thousands)
================================================================================

                                                                                     2001               2000               1999
                                                                                     ----               ----               ----
Cash Flows from Financing Activities:
  Proceeds from (payments for):
    Dividends paid to parent                                                   $             -    $       (65,000)   $     (135,000)
    Policyholder deposits                                                            1,090,788          1,469,839         1,196,120
    Policyholder withdrawals (including transfers to/from separate accounts)        (1,419,479)        (1,813,908)       (1,568,877)
                                                                               ---------------    ---------------    --------------

      Net cash and cash equivalents used by financing activities                      (328,691)          (409,069)         (507,757)
                                                                               ---------------    ---------------    --------------

NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                                    37,699                549            (3,196)

CASH AND CASH EQUIVALENTS
   Beginning of year                                                                    92,730             92,181            95,377
                                                                               ---------------    ---------------    --------------

   End of year                                                                 $       130,429    $        92,730    $       92,181
                                                                               ===============    ===============    ==============

Supplementary Disclosure of Cash Flow Information:
   Cash paid to affiliates for:
      Federal income taxes                                                     $        22,614    $        51,203    $       51,880
      Interest                                                                             639                850               688

See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)
================================================================================

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

DESCRIPTION OF BUSINESS: Merrill Lynch Life Insurance Company (the "Company") is a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc. ("MLIG"). The Company is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). The Company is domiciled in the State of Arkansas.

The Company sells non-participating life insurance and annuity products including variable life insurance, variable annuities, market value adjusted annuities and immediate annuities. During 2001, the Company discontinued manufacturing and marketing estate planning life insurance products. The Company is currently licensed to sell insurance and annuities in forty-nine states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. The Company markets its products solely through the retail network of Merrill Lynch, Pierce, Fenner & Smith, Incorporated ("MLPF&S"), a wholly owned broker-dealer subsidiary of Merrill Lynch & Co.

BASIS OF REPORTING: The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America and prevailing industry practices, both of which require management to make estimates that affect the reported amounts and disclosure of contingencies in the financial statements. Actual results could differ from those estimates.

The significant accounting policies and related judgements underlying the Company's financial statements are summarized below. In applying these policies, management makes subjective and complex judgements that frequently require estimates about matters that are inherently uncertain. Many of these policies are common in the insurance industry; others are specific to the Company's business and operations.

For the purpose of reporting cashflows, cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less.

To facilitate comparisons with the current year, certain amounts in the prior years have been reclassified.

REVENUE RECOGNITION: Revenues for variable annuity contracts consist of policy charges for mortality and expense risks, administration fees, and annual contract maintenance charges, as well as withdrawal charges assessed on contracts surrendered during the withdrawal charge period.

Revenues for variable life insurance contracts consist of policy charges for mortality and expense risks, cost of insurance fees, and amortization of front-end and deferred sales charges, as well as withdrawal charges assessed on contracts surrendered during the withdrawal charge period.

Revenues for interest-sensitive annuity contracts (market value adjusted annuities and immediate annuities) and interest-sensitive life insurance contracts (single premium whole life insurance - not currently marketed) consist of investment income and withdrawal charges assessed on contracts surrendered during the withdrawal charge period.

INVESTMENTS: The Company's investments in debt and equity securities are classified as either available-for-sale or trading and are reported at estimated fair value. Unrealized gains and losses on available-for-sale securities are included in stockholder's equity as a component of accumulated other comprehensive loss, net of tax. Unrealized gains and losses on trading account securities are included in net realized investment gains (losses). If management determines that a decline in the value of a security is other-than-temporary, based on the review of current market conditions and credit quality, the carrying value is adjusted to estimated fair value and the decline in value is recorded as a net realized investment loss.

For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the dividend declaration date. Realized gains and losses on the sale or maturity of investments are determined on the basis of specific identification. Investment transactions are recorded on the trade date.

Certain fixed maturity securities are considered non-investment grade. The Company defines non-investment grade fixed maturity securities as unsecured debt obligations that do not have a rating equivalent to Standard and Poor's (or similar rating agency) BBB- or higher.

Real estate held-for-sale is stated at estimated fair value less estimated selling costs.

Policy loans on insurance contracts are stated at unpaid principal balances.

Investments in limited partnerships are carried at cost.

DEFERRED POLICY ACQUISITION COSTS: Policy acquisition costs for life and annuity contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of deferred policy acquisition costs.

Policy acquisition costs are principally commissions and a portion of certain other expenses relating to policy acquisition, underwriting and issuance that are primarily related to and vary with the production of new business. Insurance expenses and taxes reported in the statements of earnings are net of amounts deferred. Policy acquisition costs can also arise from the acquisition or reinsurance of existing inforce policies from other insurers. These costs include ceding commissions and professional fees related to the reinsurance assumed. The deferred costs are amortized in proportion to the estimated future gross profits over the anticipated life of the acquired insurance contracts utilizing an interest methodology.

During 1990, the Company entered into an assumption reinsurance agreement with an unaffiliated insurer. The acquisition costs relating to this agreement are being amortized over a twenty-five year period using an effective interest rate of 7.5%. This reinsurance agreement provided for payment of contingent ceding commissions, for a ten year period, based upon the persistency and mortality experience of the insurance contracts assumed. Any payments made for the contingent ceding commissions were capitalized and amortized using an identical methodology as that used for the initial acquisition costs. The following is a reconciliation of the acquisition costs related to the reinsurance agreement for the years ended December 31:

                                                          2001                   2000                    1999
                                                          ----                   ----                    ----
    Beginning balance                               $      105,503         $       102,074         $       101,793
    Capitalized amounts                                        147                  10,891                  11,759
    Interest accrued                                         7,913                   7,656                   7,634
    Amortization                                           (17,694)                (15,118)                (19,112)
                                                    ----------------       ----------------        ----------------
    Ending balance                                  $       95,869         $       105,503         $       102,074
                                                    ================       ================        ================

The following table presents the expected amortization, net of interest accrued, of these deferred acquisition costs over the next five years. The amortization may be adjusted based on periodic evaluation of the expected gross profits on the reinsured policies.

                                      2002                 $ 5,043
                                      2003                 $ 5,169
                                      2004                 $ 5,506
                                      2005                 $ 5,910
                                      2006                 $ 6,810

SEPARATE ACCOUNTS: Separate Accounts are established in conformity with Arkansas State Insurance law and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to general claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities. At December 31, 2001 and 2000, the Company's Separate Accounts assets exceeded Separate Accounts liabilities by $6,632 and $6,763, respectively. This excess represents the Company's temporary investment in certain Separate Accounts investment divisions that were made to facilitate the establishment of those investment divisions.

Net investment income and net realized and unrealized gains (losses) attributable to Separate Accounts assets accrue directly to contract owners and are not reported as revenue in the Company's statements of earnings.

Assets and liabilities of Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contract owners, are shown as separate captions in the balance sheets.

POLICYHOLDERS' ACCOUNT BALANCES: Liabilities for the Company's universal life type contracts, including its life insurance and annuity products, are equal to the full accumulation value of such contracts as of the valuation date plus deficiency reserves for certain products. Interest-crediting rates for the Company's fixed-rate products are as follows:

    Interest-sensitive life products                          4.00% - 4.85%
    Interest-sensitive deferred annuities                     1.00% - 7.40%
    Immediate annuities                                       3.00% - 11.00%

These rates may be changed at the option of the Company after initial guaranteed rates expire, unless contracts are subject to minimum interest rate guarantees.

CLAIMS AND CLAIMS SETTLEMENT EXPENSES: Liabilities for claims and claims settlement expenses equal the death benefit (plus accrued interest) for claims that have been reported to the Company but have not settled and an estimate, based upon prior experience, for unreported claims. Additionally, the Company has established a mortality benefit accrual for its variable annuity products.

INCOME TAXES: The results of operations of the Company are included in the consolidated Federal income tax return of Merrill Lynch & Co. The Company has entered into a tax-sharing agreement with Merrill Lynch & Co. whereby the Company will calculate its current tax provision based on its operations. Under the agreement, the Company periodically remits to Merrill Lynch & Co. its current federal income tax liability.

The Company uses the asset and liability method in providing income taxes on all transactions that have been recognized in the financial statements. The asset and liability method requires that deferred taxes be adjusted to reflect the tax rates at which future taxable amounts will be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net earnings in the period such changes are enacted. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

Insurance companies are generally subject to taxes on premiums and in substantially all states are exempt from state income taxes.

UNEARNED POLICY CHARGE REVENUE: Certain variable life insurance products contain policy charges that are assessed at policy issuance. These policy charges are deferred and amortized into policy charge revenue based on the estimated future gross profits for each group of contracts. The Company records a liability equal to the unamortized balance of these policy charges.

DERIVATIVES: On January 1, 2001, the Company adopted the provisions of SFAS No. 133, as amended, Accounting for Derivative Instruments and Hedging Activities ("SFAS No. 133"). SFAS No.133 requires the Company to recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value. At December 31, 2001, the fair value of derivatives was immaterial. The accounting treatment for changes in fair value for derivatives is dependent upon whether the derivative qualifies for hedge accounting. As defined by SFAS No. 133, the Company does not have any derivatives that qualify for hedge accounting and, as such, changes in fair value of the Company's derivatives instruments are recorded in earnings. At December 31, 2001, the change in fair value of derivatives did not have a material impact on earnings.

NOTE 2. ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

Financial instruments are carried at fair value or amounts that approximate fair value. The carrying value of financial instruments as of December 31 were:

                                                                                          2001             2000
                                                                                     --------------- ---------------
    Assets:
       Fixed maturity securities (1)                                                 $   2,007,123   $    2,012,016
       Equity securities (1)                                                               163,701          204,617
       Trading account securities (1)                                                       23,636           24,859
       Limited partnerships (2)                                                             11,270           10,413
       Policy loans on insurance contracts (3)                                           1,194,478        1,193,690
       Cash and cash equivalents (4)                                                       130,429           92,730
       Separate Accounts assets (5)                                                     11,305,453       12,362,798
                                                                                     --------------- ---------------

    Total financial instruments                                                      $  14,836,090   $   15,901,123
                                                                                     =============== ===============

(1) For publicly traded securities, the estimated fair value is determined using quoted market prices. For securities without a readily ascertainable market value, the Company utilizes pricing services and broker quotes. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets. At December 31, 2001 and 2000, securities without a readily ascertainable market value, having an amortized cost of $443,607 and $479,301, had an estimated fair value of $438,897 and $469,397, respectively.

(2) The Company has investments in three limited partnerships that do not have readily ascertainable market values. Management has estimated the fair value as equal to cost based on the review of the underlying investments of the partnerships.

(3) The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.

(4) The estimated fair value of cash and cash equivalents approximates the carrying value.

(5) Assets held in Separate Accounts are carried at the net asset value provided by the fund managers.

NOTE 3. INVESTMENTS

The amortized cost and estimated fair value of investments in fixed maturity securities and equity securities (excluding trading account securities) as of December 31 were:

                                                                                     2001
                                                        --------------------------------------------------------------
                                                            Cost /          Gross           Gross          Estimated
                                                          Amortized       Unrealized      Unrealized          Fair
                                                             Cost           Gains           Losses           Value
                                                        --------------  --------------  --------------   -------------
    Fixed maturity securities:
       Corporate debt securities                        $    1,807,398  $       36,673  $       41,417   $   1,802,654
       Mortgage-backed securities                               69,216           3,246              30          72,432
       U.S. Government and agencies                             97,905           1,503           2,104          97,304
       Foreign governments                                      18,739             263             765          18,237
       Municipals                                               15,871             637              12          16,496
                                                        --------------  --------------  --------------   -------------

             Total fixed maturity securities            $    2,009,129  $       42,322  $       44,328   $   2,007,123
                                                        ==============  ==============  ==============   =============

    Equity securities:
       Non-redeemable preferred stocks                  $      167,959  $        1,479  $        5,737   $     163,701
                                                        ==============  ==============  ==============   =============



                                                                                     2000
                                                        --------------------------------------------------------------
                                                            Cost /          Gross           Gross         Estimated
                                                          Amortized       Unrealized      Unrealized         Fair
                                                             Cost           Gains           Losses          Value
                                                        --------------  --------------  --------------  --------------
    Fixed maturity securities:
       Corporate debt securities                        $    1,765,321  $       14,566  $       50,489  $    1,729,398
       Mortgage-backed securities                               96,815           2,609              73          99,351
       U.S. Government and agencies                            147,648             721           3,227         145,142
       Foreign governments                                      24,451             115           2,870          21,696
       Municipals                                               16,098             339               8          16,429
                                                        --------------  --------------  --------------  --------------

             Total fixed maturity securities            $    2,050,333  $       18,350  $       56,667  $    2,012,016
                                                        ==============  ==============  ==============  ==============

    Equity securities:
       Non-redeemable preferred stocks                  $      218,632  $          501  $       14,516  $      204,617
                                                        ==============  ==============  ==============  ==============

The amortized cost and estimated fair value of fixed maturity securities at December 31, 2001 by contractual maturity were:

                                                                                                      Estimated
                                                                     Amortized                           Fair
                                                                        Cost                            Value
                                                                 -----------------                -----------------
    Fixed maturity securities:
       Due in one year or less                                   $        280,072                 $        282,495
       Due after one year through five years                              873,873                          883,759
       Due after five years through ten years                             478,164                          469,448
       Due after ten years                                                307,804                          298,989
                                                                 -----------------                -----------------
                                                                        1,939,913                        1,934,691

       Mortgage-backed securities                                          69,216                           72,432
                                                                 -----------------                -----------------

          Total fixed maturity securities                        $      2,009,129                 $      2,007,123
                                                                 =================                =================

Fixed maturity securities not due at a single maturity date have been included in the preceding table in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

The amortized cost and estimated fair value of fixed maturity securities at December 31, 2001 by rating agency equivalent were:

                                                                                                      Estimated
                                                                     Amortized                           Fair
                                                                        Cost                            Value
                                                                 -----------------                -----------------
    AAA                                                          $        291,597                 $        294,516
    AA                                                                    184,301                          183,964
    A                                                                     555,642                          561,610
    BBB                                                                   887,364                          883,612
    Non-investment grade                                                   90,225                           83,421
                                                                 -----------------                -----------------

          Total fixed maturity securities                        $      2,009,129                 $      2,007,123
                                                                 =================                =================

The Company has recorded certain adjustments to deferred policy acquisition costs and policyholders' account balances in connection with unrealized holding gains or losses on investments classified as available-for-sale. The Company adjusts those assets and liabilities as if the unrealized holding gains or losses had actually been realized, with corresponding credits or charges reported in accumulated other comprehensive loss, net of taxes. The components of net unrealized gains (losses) included in accumulated other comprehensive loss at December 31 were as follows:

                                                                                       2001                       2000
                                                                                       ----                       ----
    Assets:
        Fixed maturity securities                                                $        (2,006)           $       (38,317)
        Equity securities                                                                 (4,258)                   (14,015)
        Deferred policy acquisition costs                                                  3,706                     19,257
        Federal income taxes - deferred                                                        -                     17,419
        Separate Accounts assets                                                          (1,493)                      (353)
                                                                                 ----------------           ----------------
                                                                                          (4,051)                   (16,009)
                                                                                 ----------------           ----------------

    Liabilities:
        Federal income taxes - deferred                                                  (10,461)                         -
        Policyholders' account balances                                                   25,838                     16,340
                                                                                 ----------------           ----------------
                                                                                          15,377                     16,340
                                                                                 ----------------           ----------------

    Stockholder's equity:
        Accumulated other comprehensive loss                                     $       (19,428)           $       (32,349)
                                                                                 ================           ================

The Company maintains a trading portfolio comprised of convertible debt and equity securities. The net unrealized holdings gains (losses) on trading account securities included in net realized investment gains (losses) were $462, ($3,614) and $3,112 at December 31, 2001, 2000 and 1999, respectively.

Proceeds and gross realized investment gains and losses from the sale of available-for-sale securities for the years ended December 31 were:

                                                                         2001             2000            1999
                                                                         ----             ----            ----
    Proceeds                                                       $      279,420   $     143,373   $      595,836
    Gross realized investment gains                                         4,913           1,342           12,196
    Gross realized investment losses                                      (17,320)          4,319           15,936

The Company had investment securities with a carrying value of $25,859 and $25,118 that were deposited with insurance regulatory authorities at December 31, 2001 and 2000, respectively.

Excluding investments in U.S. Government and Agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

Net investment income arose from the following sources for the years ended December 31:

                                                                       2001               2000               1999
                                                                       ----               ----               ----
    Fixed maturity securities                                    $       139,285    $       155,664    $      170,376
    Equity securities                                                     15,342             17,011            16,670
    Real estate held-for-sale                                                924              3,375             3,792
    Policy loans on insurance contracts                                   62,695             61,411            60,445
    Cash and cash equivalents                                              7,578              7,504             7,955
    Other                                                                    335                 35                88
                                                                 ----------------   ----------------   ----------------

    Gross investment income                                              226,159            245,000           259,326
    Less investment expenses                                              (4,287)            (5,827)           (5,491)
                                                                 ----------------   ----------------   ----------------

    Net investment income                                        $       221,872    $       239,173    $      253,835
                                                                 ================   ================   ================


Net realized investment gains (losses), including other-than-temporary writedowns in carrying value, for the years ended December 31 were as follows:

                                                                       2001               2000               1999
                                                                       ----               ----               ----
    Fixed maturity securities                                    $      (12,035)    $       (1,531)    $      (3,721)
    Equity securities                                                      (372)            (1,446)              (19)
    Trading account securities                                           (1,437)             2,275             4,778
    Investment in Separate Accounts                                           -                 12               460
    Real estate held-for-sale                                                 -                750             7,394
    Cash and cash equivalents                                                 -                 (1)              (17)
                                                                 ----------------   ----------------   ----------------

    Net realized investment gains (losses)                       $      (13,844)    $           59     $       8,875
                                                                 ================   ================   ================

NOTE 4. FEDERAL INCOME TAXES

The following is a reconciliation of the provision for income taxes based on earnings before income taxes, computed using the Federal statutory tax rate, versus the reported provision for income taxes for the years ended December 31:

                                                                            2001               2000              1999
                                                                            ----               ----              ----
    Provision for income taxes computed at Federal statutory rate     $        41,690    $       65,150    $        50,345
    Increase (decrease) in income taxes resulting from:
         Dividend received deduction                                           (1,024)           (1,758)            (1,594)
         Foreign tax credit                                                      (310)           (2,930)            (1,040)
         Non-deductible fees                                                      521                 -                  -
                                                                      ---------------    --------------    ---------------
    Federal income tax provision                                      $        40,877    $       60,462    $        47,711
                                                                      ===============    ==============    ===============

The Federal statutory rate for each of the three years in the period ended December 31, 2001 was 35%.

The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes. The sources of these differences and the tax effect of each are as follows:

                                                                           2001           2000           1999
                                                                           ----           ----           ----
    Deferred policy acquisition costs                                $      (2,336)  $     13,254   $       8,822
    Policyholders' account balances                                         19,520          2,589          (9,635)
    Liability for guaranty fund assessments                                    630          1,624            (359)
    Investment adjustments                                                      61           (536)            (27)
    Other                                                                        -              -              64
                                                                     -------------   ------------   -------------

    Deferred Federal income tax provision (benefit)                  $      17,875   $     16,931   $      (1,135)
                                                                     =============   ============   =============

Deferred tax assets and liabilities as of December 31 are determined as follows:

                                                                                    2001                  2000
                                                                                    ----                  ----
    Deferred tax assets:
        Policyholders' account balances                                        $       93,658       $      113,178
        Investment adjustments                                                          2,453                2,514
        Liability for guaranty fund assessments                                         2,957                3,587
        Net unrealized investment loss on investment securities                        10,461               17,419
                                                                               ---------------      ----------------
             Total deferred tax assets                                                109,529              136,698
                                                                               ---------------      ----------------

    Deferred tax liabilities:
        Deferred policy acquisition costs                                             119,472              121,808
        Other                                                                           3,988                3,988
                                                                               ---------------      ----------------
             Total deferred tax liabilities                                           123,460              125,796
                                                                               ---------------      ----------------

             Net deferred tax asset (liability)                                $      (13,931)      $       10,902
                                                                               ===============      ================

The Company anticipates that all deferred tax assets will be realized; therefore no valuation allowance has been provided.

NOTE 5. REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily excess coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $500 on single life policies and $750 on joint life policies.

Indemnity reinsurance agreements do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. The Company holds collateral under reinsurance agreements in the form of letters of credit and funds withheld totaling $731 that can be drawn upon for delinquent reinsurance recoverables.

As of December 31, 2001 the Company had the following life insurance inforce:

                                                                                                        Percentage
                                                  Ceded to          Assumed                             of amount
                                 Gross             other           from other             Net           assumed to
                                 amount          companies         companies             amount            net
                             --------------    --------------    --------------     ---------------    -------------
      Life insurance
          inforce              $14,036,930        $4,334,463            $1,128          $9,703,595            0.01%

The Company had entered into an indemnity reinsurance agreement with an unaffiliated insurer whereby the Company coinsures, on a modified coinsurance basis, 50% of the unaffiliated insurer's variable annuity premiums sold through the Merrill Lynch & Co. distribution system. During 2001, the agreement was amended whereby the Company ceased reinsuring variable annuity premiums sold subsequent to June 30, 2001.

NOTE 6. RELATED PARTY TRANSACTIONS

The Company and MLIG are parties to a service agreement whereby MLIG has agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to the Company. Expenses incurred by MLIG in relation to this service agreement are reimbursed by the Company on an allocated cost basis. Charges billed to the Company by MLIG pursuant to the agreement were $50,575, $47,732 and $43,410 for the years ended December 31, 2001, 2000 and
1999, respectively. Charges attributable to this agreement are included in insurance expenses and taxes, except for investment related expenses, which are included in net investment income. The Company is allocated interest expense on its accounts payable to MLIG that approximates the daily Federal funds rate. Total intercompany interest incurred was $639, $850 and $688 for 2001, 2000 and 1999, respectively. Intercompany interest is included in net investment income. While management believes that these fees are calculated on a reasonable basis, they may not necessarily be indicative of the costs that would have been incurred on a stand-alone basis.

The Company and Merrill Lynch Investment Managers, L.P. ("MLIM") are parties to a service agreement whereby MLIM has agreed to provide certain invested asset management services to the Company. The Company pays a fee to MLIM for these services through the MLIG service agreement. Charges attributable to this agreement and allocated to the Company by MLIG were $1,990, $2,042 and $1,823 for 2001, 2000 and 1999, respectively.

MLIG has entered into agreements with MLIM and Mercury Advisors ("Mercury"), a division of MLIM and formerly known as Hotchkis & Wiley, with respect to administrative services for the Merrill Lynch Series Fund, Inc., Merrill Lynch Variable Series Funds, Inc., and Mercury HW Variable Trust, formerly known as Hotchkis & Wiley Variable Trust (collectively, "the Funds"). The Company invests in the various mutual fund portfolios of the Funds in connection with the variable life insurance and annuity contracts the Company has inforce. Under this agreement, MLIM and Mercury pay compensation to MLIG in an amount equal to a portion of the annual gross investment advisory fees paid by the Funds to MLIM and Mercury. The Company received from MLIG its allocable share of such compensation in the amount of $21,667, $23,269 and $21,630 during 2001, 2000 and 1999, respectively. Revenue attributable to these agreements is included in policy charge revenue.

The Company has a general agency agreement with Merrill Lynch Life Agency Inc. ("MLLA") whereby registered representatives of MLPF&S, who are the Company's licensed insurance agents, solicit applications for contracts to be issued by the Company. MLLA is paid commissions for the contracts sold by such agents. Commissions paid to MLLA were $65,021, $94,841 and $88,955 for 2001, 2000 and 1999, respectively. Substantially all of these commissions were capitalized as deferred policy acquisition costs and are being amortized in accordance with the policy discussed in Note 1.

Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party's representations and contractual obligations thereunder.

NOTE 7. STOCKHOLDER'S EQUITY AND STATUTORY REGULATIONS

The Company paid no dividends in 2001. During 2000 and 1999, the Company paid cash dividends to MLIG of $65,000 and $135,000, respectively. Of these cash dividends, $38,482 and $105,793, respectively, were extraordinary dividends as defined by Arkansas Insurance Law and were paid pursuant to approval granted by the Arkansas Insurance Commissioner. The Company also paid a $500 stock dividend to MLIG during 1999.

At December 31, 2001 and 2000, approximately $30,899 and $25,020, respectively, of stockholder's equity was available for distribution to MLIG. Statutory capital and surplus at December 31, 2001 and 2000, were $311,490 and $252,704, respectively.

Applicable insurance department regulations require that the Company report its accounts in accordance with statutory accounting practices. Statutory accounting practices differ from principles utilized in these financial statements as follows: policy acquisition costs are expensed as incurred, future policy benefit reserves are established using different actuarial assumptions, provisions for deferred income taxes are limited to temporary differences that will be recognized within one year, and securities are valued on a different basis. The Company's statutory net income for 2001, 2000 and 1999 was $48,108, $49,533 and $106,266, respectively.

On January 1, 2001, the Company adopted the Codification of Statutory Accounting Principles ("Codification"). The purpose of Codification is to standardize regulatory accounting and reporting for the insurance industry. However, statutory accounting principles will continue to be established by individual state laws and permitted practices. The Company's state of domicile has adopted Codification. The impact of adopting Codification resulted in a $4,779 increase in statutory surplus.

The National Association of Insurance Commissioners ("NAIC") utilizes the Risk Based Capital ("RBC") adequacy monitoring system. The RBC calculates the amount of adjusted capital that a life insurance company should have based upon that company's risk profile. As of December 31, 2001 and 2000, based on the RBC formula, the Company's total adjusted capital level was in excess of the minimum amount of capital required to avoid regulatory action.

NOTE 8. COMMITMENTS AND CONTINGENCIES

State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state's life insurance guaranty association. These associations have been established for the protection of policyholders from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer's policyholder obligations (within specified limits). The Company has utilized public information to estimate what future assessments it will incur as a result of insolvencies. At December 31, 2001 and 2000, the Company has established an estimated liability for future guaranty fund assessments of $8,449 and $10,250, respectively. The Company regularly monitors public information regarding insurer insolvencies and adjusts its estimated liability as appropriate.

In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position or results of operations of the Company.

During 2000, the Company committed to participate in a limited partnership. As of December 31, 2001, $3,220 has been advanced towards the Company's $10,000 commitment to the limited partnership.

NOTE 9. SERVICE CENTER INTEGRATION

During the second quarter 2001, the Company announced plans to consolidate its life and annuity policy administration service centers into one location. The consolidation was completed during the third quarter 2001. Costs incurred related to the consolidation were $10.7 million and are reported in insurance expenses and taxes. At December 31, 2001, costs incurred and unpaid were $6.0 million.

NOTE 10. SEGMENT INFORMATION

In reporting to management, the Company's operating results are categorized into two business segments: Life Insurance and Annuities. The Company's Life Insurance segment consists of variable life insurance products and interest-sensitive life insurance products. The Company's Annuity segment consists of variable annuities and interest-sensitive annuities. The accounting policies of the business segments are the same as those described in the summary of significant accounting policies. All revenue and expense transactions are recorded at the product level and accumulated at the business segment level for review by management. The "Other" category, presented in the following segment financial information, represents net revenues and earnings on assets that do not support life or annuity contract owner liabilities.

The following table summarizes each business segment's contribution to the consolidated amounts:

                                                     Life
    2001                                          Insurance        Annuities           Other            Total
                                               ---------------  ----------------   -------------   ---------------
    Net interest spread (a)                    $        34,815  $         31,302   $       2,644   $        68,761
    Other revenues                                     101,685           139,727          (1,419)          239,993
                                               ---------------  ----------------   -------------   ---------------

    Net revenues                                       136,500           171,029           1,225           308,754
                                               ---------------  ----------------   -------------   ---------------

    Policy benefits                                     21,320            16,453               -            37,773
    Reinsurance premium ceded                           24,531                 4               -            24,535
    Amortization of deferred policy
       acquisition costs                                30,913            28,422               -            59,335
    Other non-interest expenses                         18,097            49,899               -            67,996
                                               ---------------  ----------------   -------------   ---------------

    Total non-interest expenses                         94,861            94,778               -           189,639
                                               ---------------  ----------------   -------------   ---------------

    Net earnings before Federal income
        tax provision                                   41,639            76,251           1,225           119,115
    Income tax expense                                  15,607            24,841             429            40,877
                                               ---------------  ----------------   -------------   ---------------

    Net earnings                               $        26,032  $         51,410   $         796   $        78,238
                                               ===============  ================   =============   ===============

    Balance Sheet Information:

    Total assets                               $     5,674,704  $      9,625,104   $     150,208   $    15,450,016
    Deferred policy acquisition costs                  251,245           219,693               -           470,938
    Policyholder liabilities and accruals            2,094,195         1,256,616               -         3,350,811
    Other policyholder funds                             9,236             5,003               -            14,239

                                                     Life
    2000                                          Insurance        Annuities           Other            Total
                                               ---------------  ----------------   -------------   ---------------
    Net interest spread (a)                    $        38,265  $         27,199   $       9,493   $        74,957
    Other revenues                                     107,030           160,955             326           268,311
                                               ---------------  ----------------   -------------   ---------------

    Net revenues                                       145,295           188,154           9,819           343,268
                                               ---------------  ----------------   -------------   ---------------

    Policy benefits                                     20,371             1,245               -            21,616
    Reinsurance premium ceded                           23,913                 -               -            23,913
    Amortization of deferred policy
       acquisition costs                                 5,025            48,498               -            53,523
    Other non-interest expenses                         16,656            41,417               -            58,073
                                               ---------------  ----------------   -------------   ---------------

    Total non-interest expenses                         65,965            91,160               -           157,125
                                               ---------------  ----------------   -------------   ---------------

    Net earnings before Federal
        income tax provision                            79,330            96,994           9,819           186,143
    Income tax expense                                  26,362            30,663           3,437            60,462
                                               ---------------  ----------------   -------------   ---------------

    Net earnings                               $        52,968  $         66,331   $       6,382   $       125,681
                                               ===============  ================   =============   ===============

    Balance Sheet Information:

    Total assets                               $     6,175,339  $     10,285,993   $      82,178   $    16,543,510
    Deferred policy acquisition costs                  277,408           216,680               -           494,088
    Policyholder liabilities and accruals            2,133,700         1,373,846               -         3,507,546
    Other policyholder funds                            11,243             6,435               -            17,678

                                                     Life
    1999                                          Insurance        Annuities           Other            Total
                                               ---------------  ----------------   -------------   ---------------
    Net interest spread (a)                    $        36,805  $         31,098   $      10,093   $        77,996
    Other revenues                                      94,821           140,541           6,542           241,904
                                               ---------------  ----------------   -------------   ---------------

    Net revenues                                       131,626           171,639          16,635           319,900
                                               ---------------  ----------------   -------------   ---------------

    Policy benefits                                     16,569            16,414               -            32,983
    Reinsurance premium ceded                           21,691                 -               -            21,691
    Amortization of deferred policy
       acquisition costs                                22,464            43,143               -            65,607
    Other non-interest expenses                         16,728            39,049               -            55,777
                                               ---------------  ----------------   -------------   ---------------

    Total non-interest expenses                         77,452            98,606               -           176,058
                                               ---------------  ----------------   -------------   ---------------

    Net earnings before Federal
        income tax provision                            54,174            73,033          16,635           143,842
    Income tax expense                                  18,442            23,447           5,822            47,711
                                               ---------------  ----------------   -------------   ---------------

    Net earnings                               $        35,732  $         49,586   $      10,813   $        96,131
                                               ===============  ================   =============   ===============

    Balance Sheet Information:

    Total assets                               $     6,492,686  $     10,523,453   $     101,910   $    17,118,049
    Deferred policy acquisition costs                  251,017           224,898               -           475,915
    Policyholder liabilities and accruals            2,150,671         1,522,892               -         3,673,563
    Other policyholder funds                            18,345             6,750               -            25,095

(a) Management considers investment income net of interest credited to policyholders' account balances in evaluating results.

The table below summarizes the Company's net revenues by product for 2001, 2000 and 1999:

                                                             2001           2000           1999
                                                       -------------   ------------   ------------
    Life Insurance
                    Variable life insurance            $     110,842   $    116,664   $    104,036
                    Interest-sensitive life insurance         25,658         28,631         27,590
                                                       -------------   ------------   ------------

                    Total Life Insurance                     136,500        145,295        131,626
                                                       -------------   ------------   ------------

    Annuities
                    Variable annuities                       152,427        154,200        130,039
                    Interest-sensitive annuities              18,602         33,954         41,600
                                                       -------------   ------------   ------------

                    Total Annuities                          171,029        188,154        171,639
                                                       -------------   ------------   ------------

    Other                                                      1,225          9,819         16,635
                                                       -------------   ------------   ------------

    Total                                              $     308,754   $    343,268   $    319,900
                                                       =============   ============   ============

                                    * * * * *

                           PART II. OTHER INFORMATION
                          UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                              RULE 484 UNDERTAKING

Merrill Lynch Life Insurance Company's By-Laws provide, in Article VI, as follows:

SECTION 1. ACTIONS OTHER THAN BY OR IN THE RIGHT OF THE CORPORATION. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

SECTION 2. ACTIONS BY OR IN THE RIGHT OF THE CORPORATION. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the Court of Chancery or the Court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other Court shall deem proper.

SECTION 3. RIGHT TO INDEMNIFICATION. To the extent that a director, officer or employee of the Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in Sections 1 and 2 of this Article, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith.

SECTION 4. DETERMINATION OF RIGHT TO INDEMNIFICATION. Any indemnification under Sections 1 and 2 of this Article (unless ordered by a Court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer, or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in Sections 1 and 2 of this Article. Such determination shall be made (i) by the board of directors by a majority vote of a quorum consisting of directors who were not parties to such action, suit or proceeding, or (ii) if such a quorum is not obtainable, or, even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or (iii) by the stockholders.

Any persons serving as an officer, director or trustee of a corporation, trust, or other enterprise, including the Registrant, at the request of Merrill Lynch & Co., Inc. are entitled to indemnification from Merrill Lynch & Co. Inc., to the fullest extent authorized or permitted by law, for liabilities with respect to actions taken or omitted by such persons in any capacity in which such persons serve Merrill Lynch & Co., Inc. or such other corporation, trust, or other enterprise. Any action initiated by any such person for which indemnification is provided shall be approved by the Board of Directors of Merrill Lynch & Co., Inc. prior to such initiation.

DIRECTORS' AND OFFICERS' INSURANCE

Merrill Lynch & Co., Inc. has purchased from Corporate Officers' and Directors' Assurance Company directors' and officers' liability insurance policies which cover, in addition to the indemnification described above, liabilities for which indemnification is not provided under the By-Laws. The Company will pay an allocable portion of the insurance premium paid by Merrill Lynch & Co., Inc. with respect to such insurance policy.

ARKANSAS BUSINESS CORPORATION LAW

In addition, Section 4-26-814 of the Arkansas Business Corporation Law generally provides that a corporation has the power to indemnify a director or officer of the corporation, or a person serving at the request of the corporation as a director or officer of another corporation or other enterprise against any judgements, amounts paid in settlement, and reasonably incurred expenses in a civil or criminal action or proceeding if the director or officer acted in good faith in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation (or, in the case of a criminal action or proceeding, if he or she in addition had no reasonable cause to believe that his or her conduct was unlawful).

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


                    REPRESENTATION PURSUANT TO SECTION 26(f)


Merrill Lynch Life Insurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Merrill Lynch Life Insurance Company.

                     MERRILL LYNCH, PIERCE, FENNER & SMITH
                                  INCORPORATED
                             OFFICERS AND DIRECTORS

                             AS OF FEBRUARY 1, 2002



                                   DIRECTORS



                               E. Stanley O'Neal
                               Thomas H. Patrick
                               George A. Schieren



                                    OFFICERS



E. Stanley O'Neal   Chairman of the Board and Chief Executive Officer
George A. Schieren  General Counsel
John C. Stomber     Treasurer
Andrea L. Dulberg   Secretary



                           EXECUTIVE VICE PRESIDENTS



Rosemary T. Berkery  Jerome P. Kenney
Thomas W. Davis      John A. McKinley
Barry S. Friedberg   Thomas H. Patrick
James P. Gorman      Arshad R. Zakaria



                             SENIOR VICE PRESIDENTS



Daniel H. Bayly                H. McIntyre Gardner            John T. McGowan
Samuel R. Chapin               Donald N. Gershuny             Andrew J. Melnick
Daniel C. Cochran              Mark B. Goldfus                Carlos M. Morales
Michael R. Cowan               Jeffrey L. Humber              Robert E. Mulholland
Paul W. Critchlow              Alfred F. Hurley, Jr.          John C. Qua
John W. Cummings               Claudia J. Kahn                George A. Schieren
Robert W. Dineen               Terry Kassel                   Daniel C. Sontag
D. Kevin Dolan                 Barry J. Mandel                John C. Stomber
Richard A. Dunn                G. Kelly Martin                Arthur L. Thomas
Ahamass L. Fakahany            Robert J. McCann



                             FIRST VICE PRESIDENTS



Mark D. Alexander              Anne Flannery                  Robert J. Mooney
Steven A. Baronoff             John J. Fosina (2)             Allan I. Morris
I. Scott Bieler                Michael Gaffney                Kevin Moynihan
Andrew Berry                   Jeffrey A. Gelfand             Ronald S. Oppenheimer
Gary M. Carlin                 Richard K. Gordon              Richard B. Saltzman
Dominic A. Carone (1)          Daniel Kane                    Barry G. Skolnick
Chris Corrado                  Thomas J. Kerestes             Laurence Tosi
Allan Dinkoff                  David Kornberg                 James R. Vallone
Andrea L. Dulberg              John McDermott                 Byron Vielehr
Jonathan N. Eisenberg          Susan W. Mink                  William Wong


---------------

(1) Mr. Carone is also the Controller.


(2) Mr. Fosina is also the Chief Financial Officer.

                                VICE PRESIDENTS



Catherine Bolz            ASSISTANT VICE PRESIDENTS
Jon Dye                   Gregory R. Krolikowski
Wendell A. Kapustiak      Edward A. Mallaney, Jr.
Richard D. Lilleston      ASSISTANT SECRETARIES
Robert A. Manfredo        Blair Duncan
Daniel R. Mayo            Lawrence M. Egan, Jr.
Avadhesh K. Nigam         Bina Kalola
David Oller               Michael A. LaMaina
Leonard Pugliese          Patrick J. Moran
Daniel R. Roccato         Margaret E. Nelson
George A. Ruth            Andrew J. Quigley
John M. Sabatino          Jonathan Santelli
Michael S. Schreier       Howard Sutherland
John P. Smith

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

The facing sheet.


The Prospectus consisting of 117 pages.


The undertaking to file reports.

Rule 484 Undertaking.


Representation Pursuant to Section 26(f).


Merrill Lynch, Pierce, Fenner & Smith Incorporated Officers and Directors.

The signatures.

Written Consents of the following persons:

     1. Barry G. Skolnick, Esq.

     2. Deborah J. Adler, FSA, MAAA

     3. Deloitte & Touche LLP, Independent Auditors

The following exhibits:

     6.    Opinion and Consent of Deborah J. Adler, FSA, MAAA

     8.(a) Written Consent of Barry G. Skolnick, Esq.

     8.(b) Written Consent of Deborah J. Adler, FSA, MAAA. See Exhibit 6.

     8.(c) Written Consent of Deloitte & Touche LLP, Independent Auditors.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, Merrill Lynch Life Variable Life Separate Account II, hereby certifies that this Post-Effective Amendment No. 12 meets all of the requirements for effectiveness pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 12 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the township of Princeton and the State of New Jersey, on the 25th day of April 2002.


              MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
                                  (REGISTRANT)

                    BY: MERRILL LYNCH LIFE INSURANCE COMPANY
                                  (DEPOSITOR)



Attest: /s/  EDWARD W. DIFFIN, JR.                 By: /s/  BARRY G. SKOLNICK
       -------------------------------------       -----------------------------------------
       Edward W. Diffin, Jr.                          Barry G. Skolnick
       Vice President and Senior Counsel              Senior Vice President and General Counsel



Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 12 to the Registration Statement has been signed below by the following persons in the capacities indicated on April 25, 2002.



                 SIGNATURE                                            TITLE
                 ---------                                            -----

                     *                             Director and Senior Vice President
--------------------------------------------
            Michael P. Cogswell

                     *                             Director and Chairman of the Board
--------------------------------------------
            H. McIntyre Gardner

                     *                             Director and Senior Vice President
--------------------------------------------
            Christopher J. Grady

                     *                             Director, President, and Chief Executive
--------------------------------------------       Officer
             Nikos K. Kardassis

                     *                             Director, Senior Vice President, Chief
--------------------------------------------       Financial Officer, and Treasurer
              Matthew J. Rider

         *By: /s/ BARRY G. SKOLNICK                In his own capacity as Director, Senior Vice
-------------------------------------------        President, and General Counsel, and as
             Barry G. Skolnick                     Attorney-In-Fact

                                 EXHIBIT INDEX


1.A.(1)       Resolutions of the Board of Directors of Merrill Lynch Life
              Insurance Company establishing the Separate Account.
              Incorporated by Reference to Post-Effective Amendment No. 7 to the Registration Statement filed by the Registrant on Form S-6 (File No. 33-43057).
    (2)       Not applicable.
    (3)       Distributing Contracts.
        (a)   Distribution Agreement between Merrill Lynch Life Insurance
              Company and Merrill Lynch, Pierce, Fenner & Smith
              Incorporated. Incorporated by Reference to Post-Effective
              Amendment No. 8 to the Registration Statement filed by
              Merrill Lynch Variable Life Separate Account on Form S-6
              (File No. 33-55472).
        (b)   Amended Sales Agreement between Merrill Lynch Life Insurance
              Company and Merrill Lynch Life Agency, Inc. Incorporated by
              Reference to Post-Effective Amendment No. 8 to the
              Registration Statement filed by Merrill Lynch Variable Life
              Separate Account on Form S-6 (File No. 33-55472).
        (c)   Schedule of Sales Commissions. See Exhibit A(3)(b).
    (4)       Not applicable.
    (5) (a)   Modified Single Premium Variable Life Insurance Policy.
              Incorporated by Reference to Post-Effective Amendment No. 7 filed by the Registrant on Form S-6 (File No. 33-43058).
    (5) (b1) Guarantee of Insurability Rider. Incorporated by Reference to Post-Effective Amendment No. 7 filed by the Registrant on Form S-6 (File No. 33-43058).
    (5) (b2)  Death Benefit Proceeds Rider. Incorporated by Reference to
              Post-Effective Amendment No. 7 filed by the Registrant on
              Form S-6 (File No. 33-43058).
    (5) (b3)  Single Premium Immediate Annuity Rider. Incorporated by
              Reference to Post-Effective Amendment No. 7 filed by the
              Registrant on Form S-6 (File No. 33-43058).
    (5) (b4)  Change of Insured Rider. Incorporated by Reference to
              Post-Effective Amendment No. 7 filed by the Registrant on
              Form S-6 (File No. 33-43058).
    (5) (b5)  Partial Withdrawal Rider. Incorporated by Reference to
              Post-Effective Amendment No. 7 filed by the Registrant on
              Form S-6 (File No. 33-43058).
    (5) (b6)  Special Allocation Rider. Incorporated by Reference to
              Post-Effective Amendment No. 7 filed by the Registrant on
              Form S-6 (File No. 33-43058).
    (5) (b7)  Backdating Endorsement. Incorporated by Reference to
              Post-Effective Amendment No. 7 filed by the Registrant on
              Form S-6 (File No. 33-43058).
    (5) (b8)  Additional Payment Endorsement. Incorporated by Reference to
              Post-Effective Amendment No. 7 filed by the Registrant on
              Form S-6 (File No. 33-43058).
    (5) (c)   Certificate of Assumption. Incorporated by Reference to
              Post-Effective Amendment No. 7 filed by the Registrant on
              Form S-6 (File No. 33-43058).
    (5) (d) Company Name Change Endorsement. Incorporated by Reference to Post-Effective Amendment No. 7 filed by the Registrant on Form S-6 (File No. 33-43058).
    (5) (e)   Form of Illustrations of Death Benefits, Investment Base,
              Cash Surrender Values and Accumulated Payments.
    (6) (a) Articles of Amendment, Restatement, and Redomestication of the Articles of Incorporation of Merrill Lynch Life
              Insurance Company. Incorporated by Reference to
              Post-Effective Amendment No. 8 to the Registration Statement filed by Merrill Lynch Variable Life Separate Account on
              Form S-6 (File No. 33-55472).
        (b)   Amended and Restated By-Laws of Merrill Lynch Life Insurance
              Company. Incorporated by Reference to Post-Effective
              Amendment No. 8 to the Registration Statement filed by
              Merrill Lynch Variable Life Separate Account on Form S-6
              (File No. 33-55472).
    (7)       Not applicable.
    (8) (a)   Agreement between Merrill Lynch Life Insurance Company and
              Merrill Lynch Series Fund, Inc. Incorporated by Reference to
              Post-Effective Amendment No. 8 to the Registration Statement filed by Merrill Lynch Variable Life Separate Account on
              Form S-6 (File No. 33-55472).

        (b)   Agreement between Merrill Lynch Life Insurance Company and
              Merrill Lynch Funds Distributor, Inc. Incorporated by
              Reference to Post-Effective Amendment No. 8 to the
              Registration Statement filed by Merrill Lynch Variable Life
              Separate Account on Form S-6 (File No. 33-55472).
        (c)   Agreement between Merrill Lynch Life Insurance Company and
              Merrill Lynch, Pierce, Fenner & Smith Incorporated.
              Incorporated by Reference to Post-Effective Amendment No. 8 to the Registration Statement filed by Merrill Lynch
              Variable Life Separate Account on Form S-6 (File No.
              33-55472).
        (d)   Participation Agreement among Merrill Lynch Life Insurance
              Company, ML Life Insurance Company of New York, and Monarch
              Life Insurance Company. Incorporated by Reference to
              Post-Effective Amendment No. 3 to the Registration Statement filed by Merrill Lynch Variable Life Separate Account on
              Form S-6 (File No. 33-55472).
        (e)   Form of Participation Agreement among Merrill Lynch Life
              Insurance Company, ML Life Insurance Company of New York and
              Family Life Insurance Company. Incorporated by reference to
              Post-Effective Amendment No. 4 to the Registration Statement filed by the Registrant on Form S-6 (File No. 33-43058).
        (g)   Form of Participation Agreement Among Merrill Lynch Life
              Insurance Company, Alliance Capital Management L.P., and
              Alliance Fund Distributors, Inc. Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A's
              Post-Effective Amendment No. 10 to the Registration
              Statement filed on Form N-4 (File No. 33-43773).
        (h)   Form of Participation Agreement Among MFS Variable Insurance
              Trust, Merrill Lynch Life Insurance Company, and
              Massachusetts Financial Services Company. Incorporated by
              Reference to Merrill Lynch Life Variable Annuity Separate
              Account A's Post-Effective Amendment No. 10 to the
              Registration Statement filed on Form N-4 (File No.
              33-43773).
        (i)   Participation Agreement By and Among AIM Variable Insurance
              Funds, Inc., AIM Distributors, Inc., and Merrill Lynch Life
              Insurance Company. Incorporated by Reference to Merrill
              Lynch Life Variable Annuity Separate Account A's
              Post-Effective Amendment No. 11 to the Registration
              Statement filed on Form N-4 (File No. 33-43773).
        (j)   Form of Participation Agreement among Merrill Lynch Life
              Insurance Company, Hotchkis and Wiley Variable Trust, and
              Hotchkis and Wiley (Incorporated by reference to Merrill
              Lynch Life Variable Annuity Separate Account A's
              Post-Effective Amendment No. 12 to Form N-4 Registration No.
              33-43773 Filed May 1, 1998)
        (k)   Form of Participation Agreement between Merrill Lynch Life
              Insurance Company and Mercury Asset Management V.I. Funds,
              Inc. (Incorporated by reference to Merrill Lynch Life
              Variable Annuity Separate Account A's Post-Effective
              Amendment No. 15 to Form N-4 Registration No. 33-43773 Filed
              April 14, 1999)
        (l)   Form of Participation Agreement Between Merrill Lynch
              Variable Series Funds, Inc. and Merrill Lynch Life Insurance
              Company. (Incorporated by Reference to Merrill Lynch Life
              Variable Annuity Separate Account A's Post-Effective
              Amendment No. 10 to Form N-4, Registration No. 33-43773
              Filed December 10, 1996).
        (m)   Amendment to the Participation Agreement Between Merrill
              Lynch Variable Series Funds, Inc. and Merrill Lynch Life
              Insurance Company. (Incorporated by Reference to Merrill
              Lynch Life Variable Annuity Separate Account A's
              Registration Statement on Form N-4, Registration No.
              333-90243 Filed November 3, 1999.)
        (n)   Amendment to the Participation Agreement Among Merrill Lynch
              Life Insurance Company, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. dated May 1, 1997.
              (Incorporated by Reference to Merrill Lynch Life Variable
              Annuity Separate Account A's Registration Statement on Form
              N-4, Registration No. 333-90243 Filed November 3, 1999.)
        (o)   Amendment to the Participation Agreement Among Merrill Lynch
              Life Insurance Company, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. dated June 5, 1998.
              (Incorporated by Reference to Merrill Lynch Life Variable
              Annuity Separate Account A's Registration Statement on Form
              N-4, Registration No. 333-90243 Filed November 3, 1999.)

        (p)   Amendment to the Participation Agreement Among Merrill Lynch
              Life Insurance Company, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. dated July 22, 1999.
              (Incorporated by Reference to Merrill Lynch Life Variable
              Annuity Separate Account A's Registration Statement on Form
              N-4, Registration No. 333-90243 Filed November 3, 1999.)
        (q)   Amendment to the Participation Agreement Among MFS(R)
              Variable Insurance Trust-SM-, Merrill Lynch Life Insurance
              Company, and Massachusetts Financial Services Company dated
              May 1, 1997. (Incorporated by Reference to Merrill Lynch
              Life Variable Annuity Separate Account A's Registration
              Statement on Form N-4, Registration No. 333-90243 Filed
              November 3, 1999.)
        (r)   Amendment to the Participation Agreement By And Among AIM
              Variable Insurance Funds, Inc., AIM Distributors, Inc., and
              Merrill Lynch Life Insurance Company. (Incorporated by
              Reference to Merrill Lynch Life Variable Annuity Separate
              Account A's Registration Statement on Form N-4, Registration
              No. 333-90243 Filed November 3, 1999.)
        (s)   Amendment to the Participation Agreement Among Merrill Lynch
              Life Insurance Company and Hotchkis and Wiley Variable
              Trust. (Incorporated by Reference to Merrill Lynch Life
              Variable Annuity Separate Account A's Registration Statement on Form N-4, Registration No. 333-90243 Filed November 3,
              1999.)
    (9) (a)   Amended form of terminated Service Agreement between Merrill
              Lynch Life Insurance Company and Monarch Life Insurance
              Company. Incorporated by Reference to Post-Effective
              Amendment No. 7 filed by the Registrant on Form S-6 (File
              No. 33-43058).
        (b)   Board Resolution for Merger and Combination of Accounts.
              Incorporated by Reference to Post-Effective Amendment No. 7 filed by the Registrant on Form S-6 (File No. 33-43058).
        (c)   Plan and Agreement of Merger between Tandem Insurance Group,
              Inc. and Merrill Lynch Life Insurance Company. Incorporated by Reference to Post-Effective Amendment No. 7 filed by the Registrant on Form S-6 (File No. 33-43058).
        (d)   Service Agreement among Merrill Lynch Life Insurance
              Company, Family Life Insurance Company and Merrill Lynch
              Insurance Group, Inc. Incorporated by reference to
              Post-Effective Amendment No. 4 filed by the Registrant on
              Form S-6 (File No. 33-43058).
   (10)       Application form for Modified Single Premium Variable Life
              Insurance Policy. Incorporated by Reference to
              Post-Effective Amendment No. 7 filed by the Registrant on
              Form S-6 (File No. 33-43058).
   (11) (a)   Memorandum describing Merrill Lynch Life Insurance Company's
              Issuance, Transfer and Redemption Procedures. Incorporated by reference to Post-Effective Amendment No. 4 filed by the Registrant on Form S-6 (File No. 33-43058).
   (11) (b)   Supplement to Memorandum describing Merrill Lynch Life
              Insurance Company's Issuance, Transfer and Redemption
              Procedures. Incorporated by Reference to Registrant's
              Post-Effective Amendment No. 8 to the Registration Statement filed on Form S-6 (File No. 33-55472).
     2.       See 1.A.(5).
     3. Opinion and Consent of Barry G. Skolnick, Esq. as to the legality of the securities being registered. Incorporated by Reference to Post-Effective Amendment No. 6 to the
              Registration Statement filed by the Registrant on Form S-6
              (File No. 33-43058).
     4.       Not applicable.
     5.       Not applicable.
     6. Opinion and Consent of Deborah J. Adler, FSA, MAAA as to actuarial matters pertaining to the securities being registered.
     7. (a)   Power of Attorney of Barry G. Skolnick. Incorporated by
              Reference to Post-Effective Amendment No. 2 to the
              Registration Statement filed by Merrill Lynch Variable Life
              Separate Account on Form S-6 (File No. 33-55472).
        (b)   Power of Attorney of Matthew J. Rider. Incorporated by
              Reference to the Registration Statement filed by Merrill
              Lynch Variable Life Separate Account on Form S-6 (File No.
              333-47844).

        (c)   Power of Attorney from Michael Cogswell. (Incorporated by
              Reference to Merrill Lynch Life Variable Annuity Separate
              Account A's Pre-Effective Amendment No. 1 to Form N-4,
              Registration No. 333-63904 Filed September 10, 2001.)
        (d)   Power of Attorney from H. McIntyre Gardner. (Incorporated by
              Reference to Merrill Lynch Life Variable Annuity Separate
              Account A's Registration Statement on Form N-4, Registration
              No. 333-63904 Filed June 26, 2001.)
        (e)   Power of Attorney from Christopher J. Grady. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate
              Account A's Registration Statement on Form N-4, Registration
              No. 333-63904 Filed June 26, 2001.)
        (f)   Power of Attorney from Nikos K. Kardassis. (Incorporated by
              Reference to Merrill Lynch Life Variable Annuity Separate
              Account A's Pre-Effective Amendment No. 1 to Form N-4,
              Registration No. 333-63904 Filed September 10, 2001.)
     8. (a)   Written Consent of Barry G. Skolnick, Esq.
        (b)   Written Consent of Deborah J. Adler, FSA, MAAA. See Exhibit
              6.
        (c)   Written Consent of Deloitte & Touche LLP, Independent
              Auditors.